First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
July 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 67.7%
	Construction & Engineering — 2.6%
578,081	Quanta Services, Inc.	$52,547,563

	Electric Utilities — 16.7%
709,470	Alliant Energy Corp.	41,525,279
336,365	American Electric Power Co., Inc.	29,640,484
12,992	Duke Energy Corp.	1,365,589
36,971	Emera, Inc. (CAD)	1,724,385
1,494,462	Enel S.p.A., ADR	13,689,272
71,910	Eversource Energy	6,203,676
429,271	Exelon Corp.	20,089,883
44,204	Fortis, Inc. (CAD)	2,004,699
278,254	Iberdrola S.A., ADR	13,389,582
614,078	IDACORP, Inc.	64,754,525
979,085	NextEra Energy, Inc.	76,270,721
37,128	Orsted A/S, ADR	1,844,519
720,997	PPL Corp.	20,454,685
150,310	Southern (The) Co.	9,600,300
569,094	Xcel Energy, Inc.	38,840,665
		341,398,264

	Gas Utilities — 9.5%
3,019,701	AltaGas Ltd. (CAD)	63,922,975
413,384	Atmos Energy Corp.	40,755,529
10,639	Chesapeake Utilities Corp.	1,325,513
456,861	New Jersey Resources Corp.	17,598,286
385,040	ONE Gas, Inc.	28,408,251
905,172	UGI Corp.	41,628,860
		193,639,414

	Independent Power and Renewable Electricity Producers — 1.5%
842,521	AES (The) Corp.	19,967,748
206,707	Clearway Energy, Inc., Class A	5,570,754
142,352	Northland Power, Inc. (CAD)	4,995,327
		30,533,829

	Multi-Utilities — 16.7%
569,863	ATCO Ltd., Class I (CAD)	20,591,074
42,950	Black Hills Corp.	2,905,568
70,640	Canadian Utilities Ltd., Class A (CAD)	2,069,487
2,517,373	CenterPoint Energy, Inc.	64,092,317
402,722	CMS Energy Corp.	24,884,192
378,864	Dominion Energy, Inc.	28,365,548
157,113	DTE Energy Co.	18,432,497
1,406,714	Public Service Enterprise Group, Inc.	87,539,812
599,692	Sempra Energy	78,349,760
155,689	WEC Energy Group, Inc.	14,656,562
		341,886,817

Shares/ Units	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 20.0%
597,369	Cheniere Energy, Inc. (a)	$50,734,549
3,556	DT Midstream, Inc.	150,774
1,317,013	Enbridge, Inc.	51,824,462
569,450	Equitrans Midstream Corp.	4,680,879
741,113	Keyera Corp. (CAD)	19,840,633
1,864,986	Kinder Morgan, Inc.	32,413,457
1,238,477	ONEOK, Inc.	64,363,650
2,446,726	TC Energy Corp.	119,228,958
2,621,545	Williams (The) Cos., Inc.	65,669,702
		408,907,064

	Semiconductors & Semiconductor Equipment — 0.2%
25,420	Enphase Energy, Inc. (a)	4,819,632

	Water Utilities — 0.5%
62,927	American Water Works Co., Inc.	10,704,512

	Total Common Stocks — 67.7%	1,384,437,095
	(Cost $1,126,945,076)

	Master Limited Partnerships — 31.4%
	Chemicals — 0.8%
625,297	Westlake Chemical Partners, L.P.	16,707,935

	Independent Power and Renewable Electricity Producers — 6.2%
1,652,462	NextEra Energy Partners, L.P. (b)	128,115,379

	Oil, Gas & Consumable Fuels — 24.4%
730,794	Cheniere Energy Partners, L.P.	30,890,663
4,745,291	Energy Transfer, L.P.	46,788,569
6,527,817	Enterprise Products Partners, L.P.	147,332,830
101,648	Hess Midstream, L.P., Class A (b)	2,630,650
1,482,481	Holly Energy Partners, L.P.	30,539,109
3,369,642	Magellan Midstream Partners, L.P.	157,025,317
6,309,033	Plains GP Holdings, L.P., Class A (b)	66,181,756
771,553	Shell Midstream Partners, L.P.	10,686,009
456,723	Teekay LNG Partners, L.P. (b)	6,617,916
		498,692,819

	Total Master Limited Partnerships — 31.4%	643,516,133
	(Cost $518,053,402)

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value
	Money Market Funds — 0.5%
10,293,208	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	$10,293,208
	(Cost $10,293,208)

	Total Investments — 99.6%	2,038,246,436
	(Cost $1,655,291,686) (d)
	Net Other Assets and Liabilities — 0.4%	7,312,186
	Net Assets — 100.0%	$2,045,558,622

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of July 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $392,941,701 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,986,951. The net unrealized appreciation was $382,954,750.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,384,437,095	$—	$—
Master Limited Partnerships*	643,516,133	—	—
Money Market Funds	10,293,208	—	—
Total Investments	$2,038,246,436	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
July 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 84.5%
	Construction & Engineering — 1.8%
2,738	Quanta Services, Inc.	$248,884

	Electric Utilities — 34.5%
9,638	Alliant Energy Corp.	564,112
4,582	American Electric Power Co., Inc.	403,766
334	Edison International	18,203
1,499	Emera, Inc. (CAD)	69,916
53,485	Enel S.p.A., ADR	489,923
422	Eversource Energy	36,406
4,774	Fortis, Inc. (CAD)	216,506
2,915	Hydro One Ltd. (CAD) (a) (b)	71,964
12,206	Iberdrola S.A., ADR	587,353
4,221	IDACORP, Inc.	445,104
12,651	NextEra Energy, Inc.	985,513
158	Orsted AS (DKK) (a) (b)	23,467
11,390	PPL Corp.	323,134
9,497	Xcel Energy, Inc.	648,170
		4,883,537

	Gas Utilities — 8.7%
17,162	AltaGas Ltd. (CAD)	363,296
2,665	Atmos Energy Corp.	262,742
1,308	Chesapeake Utilities Corp.	162,964
4,779	New Jersey Resources Corp.	184,087
3,493	ONE Gas, Inc.	257,714
		1,230,803

	Independent Power and Renewable Electricity Producers — 6.9%
5,220	AES (The) Corp.	123,714
1,342	Brookfield Renewable Corp., Class A (CAD)	56,946
5,505	Clearway Energy, Inc., Class A	148,360
14,439	EDP Renovaveis S.A. (EUR)	339,140
1,370	Encavis AG (EUR)	25,076
8,230	Northland Power, Inc. (CAD)	288,802
		982,038

	Mortgage Real Estate Investment Trusts — 0.8%
2,061	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	117,065

	Multi-Utilities — 20.9%
11,400	CenterPoint Energy, Inc.	290,244
7,236	CMS Energy Corp.	447,112
3,658	Dominion Energy, Inc.	273,875
1,188	DTE Energy Co.	139,376
1,260	National Grid PLC, ADR	81,043
9,082	Public Service Enterprise Group, Inc.	565,173
5,434	Sempra Energy	709,952

Shares/ Units	Description	Value
	Common Stocks (Continued)
	Multi-Utilities (Continued)
4,847	WEC Energy Group, Inc.	$456,297
		2,963,072
	Oil, Gas & Consumable Fuels — 6.8%
5,355	Cheniere Energy, Inc. (c)	454,800
1,709	DT Midstream, Inc.	72,462
17,546	Williams (The) Cos., Inc.	439,527
		966,789

	Semiconductors & Semiconductor Equipment — 0.7%
553	Enphase Energy, Inc. (c)	104,849

	Water Utilities — 3.4%
2,806	American Water Works Co., Inc.	477,329

	Total Common Stocks — 84.5%	11,974,366
	(Cost $11,329,037)

	Master Limited Partnerships — 12.3%
	Independent Power and Renewable Electricity Producers — 9.4%
5,495	Brookfield Renewable Partners, L.P. (CAD)	216,347
14,377	NextEra Energy Partners, L.P. (d)	1,114,649
		1,330,996

	Oil, Gas & Consumable Fuels — 2.9%
9,723	Cheniere Energy Partners, L.P.	410,991

	Total Master Limited Partnerships — 12.3%	1,741,987
	(Cost $1,547,467)

	Money Market Funds — 3.1%
439,437	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (e)	439,437
	(Cost $439,437)

	Total Investments — 99.9%	14,155,790
	(Cost $13,315,941) (f)
	Net Other Assets and Liabilities — 0.1%	20,575
	Net Assets — 100.0%	$14,176,365

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of July 31, 2021.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $961,196 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $121,347. The net unrealized appreciation was $839,849.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,974,366	$—	$—
Master Limited Partnerships*	1,741,987	—	—
Money Market Funds	439,437	—	—
Total Investments	$14,155,790	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

July 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 91.9%
	Aerospace & Defense — 1.0%
$3,179,450	Atlantic Aviation FBO, Inc. (KKR Apple Bidco LLC), Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	07/31/28	$3,155,604
2,459,135	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	04/30/28	2,439,658
4,224,706	Peraton Corp, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	4,218,116
2,679,819	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/15/25	2,692,093
11,554,629	Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	08/22/24	11,365,826
				23,871,297
	Airlines — 0.2%
5,723,987	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial Term Loan, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	03/24/28	5,877,104
	Apparel, Accessories & Luxury Goods — 0.1%
2,679,846	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/31/28	2,655,057
	Application Software — 16.0%
1,000,000	AppLovin Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	08/15/25	991,960
45,770,396	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	45,727,372
22,421,383	Epicor Software Corp., Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	22,341,339
13,299,548	Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	13,294,760
14,485,243	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	14,471,627
33,463,642	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	33,481,713
2,113,807	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	7.00%	07/10/25	2,122,622
39,990,178	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	39,973,382
12,202,320	Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/30/27	12,181,332
7,140,565	Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	7,126,569
18,296,201	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	18,276,624
28,201,730	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	09/13/24	27,993,319
3,935,420	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.34%	02/15/29	3,986,265
24,403,609	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.85%	08/31/27	24,293,060
46,073,399	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	09/30/24	46,010,278
64,504	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	06/21/24	63,483
435,496	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	06/21/24	428,602

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$4,282,096	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	$4,296,356
2,995,013	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/30/28	2,980,038
25,267,672	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	25,097,115
48,128,754	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	02/05/24	47,527,145
3,317,978	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 6 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	3,313,831
1,570,821	Tenable, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	06/30/28	1,559,040
771,577	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.85%	06/30/26	764,348
688,611	Ultimate Kronos Group (UKG, Inc.), New Term Loan, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	687,819
498,737	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	02/28/27	493,750
				399,483,749
	Auto Parts & Equipment — 0.8%
6,151,404	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	04/30/26	6,096,595
6,032	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	4,802
14,952,678	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/31/28	14,892,867
				20,994,264
	Broadcasting — 3.6%
1,305,500	E.W. Scripps Co., Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/31/27	1,301,009
32,693,741	iHeartCommunications, Inc., New Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/01/26	32,510,002
13,502,712	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	05/01/26	13,321,236
37,916,950	Univision Communications, Inc., 2017 Replacement Repriced Term Loan C-5 (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	37,763,007
4,119,073	Univision Communications, Inc., 2021 Replacement New Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/24/26	4,108,199
				89,003,453
	Building Products — 0.1%
1,493,748	Hillman (The) Group, Inc., Term Loan B1, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	05/31/28	1,483,665
1,000,000	Quikrete Holdings, Inc., Term Loan B-1, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	06/30/28	988,960
				2,472,625
	Cable & Satellite — 1.3%
6,573,855	DIRECTV Holdings LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	07/31/27	6,558,275
10,714,084	Radiate Holdco LLC (RCN), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	09/25/26	10,667,906

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cable & Satellite (Continued)
$14,690,708	WideOpenWest Finance LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/19/23	$14,641,788
				31,867,969
	Casinos & Gaming — 4.9%
1,965,000	Boyd Gaming Corp., Term Loan B, 1 Wk. LIBOR + 2.25%, 0.00% Floor	2.33%	09/15/23	1,959,066
43,125,460	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	12/22/24	42,607,092
2,774,609	Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.59%	06/30/25	2,774,609
11,204,428	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	11,167,677
45,735,995	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	45,266,287
17,965,406	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	08/14/24	17,678,498
				121,453,229
	Communications Equipment — 0.3%
7,179,994	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	04/06/26	7,099,219
	Construction & Engineering — 0.5%
4,577,219	USIC, Inc., Term Loan (First Lien), 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/15/28	4,552,045
8,453,163	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	08/01/25	8,326,366
				12,878,411
	Diversified Chemicals — 0.1%
2,762,889	Ineos US Petrochem LLC (Ineos Quattro), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/31/26	2,751,837
	Electric Utilities — 1.1%
26,759,001	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	26,045,338
	Electrical Components & Equipment — 0.3%
7,841,773	Array Technologies, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/14/27	7,616,322
	Environmental & Facilities Services — 1.5%
11,031,407	Allied Universal Holdco LLC, Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	05/14/28	11,014,528
2,249,778	GFL Environmental, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	05/31/25	2,247,618
18,805,925	Packers Holdings LLC (PSSI), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	18,609,968
5,010,452	TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	5,018,268
				36,890,382
	Health Care Distributors — 0.4%
11,096,123	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35%	07/09/25	11,056,842

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services — 13.1%
$6,651,764	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 2 Mo. LIBOR + 4.00%, 0.00% Floor	4.14%	06/20/26	$6,601,876
15,503,157	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.13%, 0.50% Floor	3.63%	12/23/27	15,235,728
8,120,262	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	8,077,630
5,968,962	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	5,843,972
31,615,815	Athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.41%	02/11/26	31,576,295
3,353,665	Aveanna Healthcare LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/30/28	3,328,512
14,420,758	Aveanna Healthcare LLC, New Term Loan B, 2 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/30/28	14,312,602
15,484,581	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	03/05/26	15,304,805
32,936,184	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	32,866,359
3,582,192	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	3,573,738
10,333,469	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	10,309,082
454,093	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	453,022
2,445,024	DuPage Medical Group (Midwest Physician Admin. Services LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	2,426,686
23,376,926	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	10/10/25	19,953,375
39,655,071	Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	39,580,916
3,730,670	Global Medical Response, Inc. (fka Air Medical), 2018 New Term Loan, 6 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/14/25	3,726,007
12,961,152	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/02/25	12,970,354
1,127,139	Help at Home (HAH Group Holding Co. LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	1,127,849
8,907,009	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	8,912,621
14,925,835	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	11/30/27	14,907,177
5,975,379	Radnet Management, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	5,942,276
14,976	Radnet Management, Inc., Term Loan B, Prime Rate + 2.00%, 0.75% Floor	5.25%	04/22/28	14,893
2,649,796	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	2,666,357
19,651,385	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	19,630,358
10,611,790	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	10,245,365
14,770,592	U.S. Anesthesia Partners Intermediate Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/23/24	14,569,860

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$18,441,591	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.09%	06/28/26	$18,444,910
3,216,717	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/31/27	3,235,824
				325,838,449
	Health Care Technology — 7.4%
8,008,944	Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	7,993,087
40,854,947	Change Healthcare Holdings LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	40,774,054
10,771,117	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	10,769,394
14,624,804	Ensemble RCM LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.88%	08/01/26	14,601,990
4,543,331	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	4,548,283
13,139,168	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	13,058,888
3,769,000	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	3,769,000
25,831	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	07/25/26	25,532
10,125,737	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	07/25/26	10,008,684
38,018,511	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	08/27/25	37,913,960
42,166,299	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	09/30/26	41,913,301
				185,376,173
	Homefurnishing Retail — 0.6%
10,787,356	At Home Holding III, Inc. (Ambience), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	07/30/28	10,778,403
4,183,853	Rent-A-Center, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	02/15/28	4,193,015
				14,971,418
	Hotels, Resorts & Cruise Lines — 0.2%
3,999,240	Alterra Mountain Co., Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/21/28	3,979,243
	Household Appliances — 0.0%
995,000	Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	10/31/27	991,896
	Industrial Machinery — 1.6%
26,643,797	Gates Global LLC, Term Loan B-3, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	03/31/27	26,453,027
11,197,081	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	11,167,297
1,000,000	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.40%	07/31/27	997,340
				38,617,664

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers — 5.2%
$1,632,831	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	05/10/25	$1,610,379
32,784,396	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	05/09/25	32,333,610
86,991	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	02/28/28	85,628
488,609	AmWINS Group, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	02/28/28	480,948
3,381,331	AssuredPartners, Inc., New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	02/13/27	3,371,187
30,453,808	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	02/12/27	30,073,135
9,096,352	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	01/27/27	8,975,825
3,542,114	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	09/15/27	3,542,114
80,879	HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	04/25/25	79,637
31,460,619	HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.88%	04/25/25	30,977,384
17,853,169	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	17,807,107
				129,336,954
	Integrated Telecommunication Services — 2.0%
25,436,288	Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	25,388,722
11,756,484	Numericable (Altice France S.A. or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.88%	07/31/25	11,442,939
1,940,921	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	3.81%	01/31/26	1,914,835
9,112,233	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.16%	08/14/26	9,076,148
2,389,219	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	03/09/27	2,348,698
				50,171,342
	Managed Health Care — 2.3%
57,549,323	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	57,111,373
	Metal & Glass Containers — 0.6%
4,718,493	Altium Packaging LLC (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/15/28	4,667,109
10,112,117	PODS LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/31/28	10,053,669
				14,720,778
	Movies & Entertainment — 1.1%
1,848,603	Cineworld Group PLC (Crown), New Priority Term Loan, 1 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	1,941,033
3,186,780	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	3,947,050
22,727,751	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	18,319,021

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment (Continued)
$1,446,972	PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	$1,436,119
1,887,646	PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	02/12/27	1,843,607
				27,486,830
	Office Services & Supplies — 1.6%
39,315,358	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	02/08/26	38,965,058
	Other Diversified Financial Services — 0.0%
266,803	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/04/28	264,986
	Packaged Foods & Meats — 0.3%
4,058,377	BellRing Brands LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	4,072,946
2,386,686	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	2,394,897
2,017,775	Weight Watchers International, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	04/13/28	2,011,480
				8,479,323
	Paper Packaging — 2.2%
36,353,802	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	36,099,325
18,969,033	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-1 U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84% - 2.85%	02/05/23	18,897,899
				54,997,224
	Pharmaceuticals — 7.8%
2,928,475	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	8.50%	09/30/25	2,968,741
32,674,572	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.10%	06/01/25	32,429,512
37,228,105	Endo LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/11/28	36,269,481
22,089,450	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/05/28	22,110,214
28,407,012	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	27,572,698
5,559,586	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 2 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	5,373,951
24,830,068	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	24,830,068
41,415,154	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	09/27/24	41,254,464
1,387,744	Perrigo Rx (Padagis LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	06/29/28	1,389,478
				194,198,607
	Publishing — 0.1%
1,732,913	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	1,766,497

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services — 1.2%
$13,533,448	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	$13,525,057
3,734,451	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	3,712,268
1,960,422	J.D. Power (Project Boost Purchaser LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/26/26	1,953,071
8,833,069	Nielsen Consumer, Inc. (Indy US Holdco LLC), Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.10%	03/05/28	8,812,577
328,521	Veritext Corp. (VT TopCo, Inc.), Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	326,878
1,877,263	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	1,867,877
				30,197,728
	Restaurants — 2.1%
10,770,583	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	10,726,316
36,600,594	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	36,384,285
3,854,876	Portillo’s Holdings LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	3,859,694
2,140,402	Whatabrands LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	2,129,251
				53,099,546
	Security & Alarm Services — 0.2%
4,984,628	Garda World Security Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.34%	10/30/26	4,973,413
	Specialized Consumer Services — 2.1%
9,476,362	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	12/23/26	9,294,227
9,880,834	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.34%	01/31/28	9,824,414
4,395,044	Asurion LLC, Term Loan B-4 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.37%	01/20/29	4,368,937
24,817,383	Asurion LLC, Term Loan B-6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	11/03/23	24,543,400
4,441,785	Asurion LLC, Term Loan B-7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	11/03/24	4,366,141
				52,397,119
	Specialized Finance — 0.2%
3,885,489	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	3,887,120
	Specialty Stores — 1.5%
5,786,582	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-1, 6 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	03/15/28	5,789,475
20,732,180	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	20,634,946
11,687,077	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	11,675,389
				38,099,810
	Systems Software — 4.3%
40,944,728	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	09/19/24	40,786,681

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$2,292,052	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	$2,314,560
6,266,249	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	04/19/25	6,253,968
16,691,812	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	10/02/25	16,541,252
4,173,591	Idera, Inc., Initial Term Loan, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	4,158,816
9,265,099	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	9,110,001
12,803,140	Proofpoint, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	12,668,707
7,616	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	7,175
3,023,355	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	2,848,575
10,455,921	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	03/05/27	10,336,829
992,405	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	03/15/26	984,962
				106,011,526
	Trading Companies & Distributors — 0.6%
15,082,021	SRS Distribution, Inc., Term Loan B, 6 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/04/28	14,965,738
	Trucking — 1.4%
30,227,943	Hertz (The) Corp., Exit Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	30,032,671
5,696,805	Hertz (The) Corp., Exit Term Loan C, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	5,660,003
				35,692,674
	Total Senior Floating-Rate Loan Interests			2,288,615,587
	(Cost $2,297,398,089)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 4.1%
	Alternative Carriers — 0.1%
2,760,000	Cogent Communications Group, Inc. (f)	3.50%	05/01/26	2,842,924
	Broadcasting — 0.6%
8,109,000	Cumulus Media New Holdings, Inc. (f)	6.75%	07/01/26	8,565,821
8,201,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (f)	5.38%	08/15/26	4,766,831
2,148,000	Gray Television, Inc. (f)	5.88%	07/15/26	2,220,495
				15,553,147
	Casinos & Gaming — 0.3%
7,968,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	8,424,407
	Coal & Consumable Fuels — 0.3%
2,114,000	Peabody Energy Corp. (f) (g)	8.50%	12/31/24	1,700,375
2,947,000	Peabody Energy Corp. (f)	6.38%	03/31/25	2,329,810
2,384,000	PIC AU Holdings LLC / PIC AU Holdings Corp. (f)	10.00%	12/31/24	2,381,866
				6,412,051

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities — 0.1%
$2,000,000	PG&E Corp.	5.00%	07/01/28	$1,950,000
	Health Care Facilities — 1.0%
2,000,000	HCA, Inc.	5.88%	05/01/23	2,167,630
10,530,000	Tenet Healthcare Corp. (f)	4.63%	09/01/24	10,780,087
8,764,000	Tenet Healthcare Corp. (f)	4.88%	01/01/26	9,059,785
3,008,000	Tenet Healthcare Corp. (f)	5.13%	11/01/27	3,154,640
				25,162,142
	Health Care Services — 0.3%
6,068,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	6,303,135
	Health Care Technology — 0.4%
8,996,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	9,108,450
	Insurance Brokers — 0.1%
1,191,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	1,216,309
893,000	HUB International Ltd. (f)	7.00%	05/01/26	925,608
				2,141,917
	Integrated Telecommunication Services — 0.7%
1,430,000	Frontier Communications Holdings LLC (f)	5.88%	10/15/27	1,530,708
2,619,000	Frontier Communications Holdings LLC (f)	5.00%	05/01/28	2,712,564
5,600,000	Frontier Communications Holdings LLC (f)	6.75%	05/01/29	5,975,256
7,555,000	Zayo Group Holdings, Inc. (f)	4.00%	03/01/27	7,517,225
				17,735,753
	Paper Packaging — 0.1%
2,533,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (f)	4.00%	10/15/27	2,533,000
	Pharmaceuticals — 0.1%
1,604,000	Organon & Co. / Organon Foreign Debt Co.-Issuer B.V. (f)	4.13%	04/30/28	1,646,851
	Real Estate Services — 0.0%
250,000	KB Home	7.00%	12/15/21	252,469
	Research & Consulting Services — 0.0%
1,000,000	Clarivate Science Holdings Corp. (f)	3.88%	06/30/28	1,009,600
	Trading Companies & Distributors — 0.0%
250,000	United Rentals North America, Inc.	5.88%	09/15/26	258,557
	Total Corporate Bonds and Notes			101,334,403
	(Cost $99,587,545)

FOREIGN CORPORATE BONDS AND NOTES — 0.7%
	Data Processing & Outsourced Services — 0.0%
454,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (f)	4.00%	06/15/29	441,424
	Diversified Chemicals — 0.0%
357,000	INEOS Quattro Finance 2 PLC (f)	3.38%	01/15/26	359,412
	Environmental & Facilities Services — 0.1%
882,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco IV S.A.R.L. (f)	4.63%	06/01/28	883,102

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services (Continued)
$1,323,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco IV S.A.R.L. (f)	4.63%	06/01/28	$1,329,615
				2,212,717
	Pharmaceuticals — 0.6%
11,739,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	11,995,791
2,939,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (f)	9.50%	07/31/27	2,952,079
214,000	Jazz Securities DAC (f)	4.38%	01/15/29	223,118
250,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (e) (f) (h)	5.63%	10/15/23	166,070
				15,337,058
	Real Estate Services — 0.0%
250,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (f)	5.88%	04/15/23	265,936
	Total Foreign Corporate Bonds and Notes			18,616,547
	(Cost $18,930,721)

Shares	Description	Value

COMMON STOCKS — 0.2%
	Pharmaceuticals — 0.2%
249,316	Akorn, Inc. (i) (j)	3,777,137
	(Cost $2,858,880)

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
972,355	Cineworld Group PLC, expiring 11/23/25 (i) (k)	587,938
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
4,887	Vista Energy Corp., no expiration date (i) (k)	6,426

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (i) (k) (l) (m)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (i) (k) (l) (m)	0
		0
	Total Rights	6,426
	(Cost $8,491)

MONEY MARKET FUNDS — 15.6%
389,122,249	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (n)	389,122,249
	(Cost $389,122,249)
	Total Investments — 112.5%	2,802,060,287
	(Cost $2,807,905,975) (o)
	Net Other Assets and Liabilities — (12.5)%	(310,842,617)
	Net Assets — 100.0%	$2,491,217,670

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2020 to July 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $365,447 for Cineworld Group PLC.
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2020 to July 31, 2021), this security paid all of its interest in cash.
(e)	The issuer has filed for protection in bankruptcy court.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $115,322,294 or 4.6% of net assets.
(g)	The issuer will pay interest on the bonds in cash and in PIK interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 2.50% per annum. For the fiscal year-to-date period (November 1, 2020 to July 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $22,667 for Peabody Energy Corp.
(h)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(i)	Non-income producing security.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $3,777,137 or 0.2% of net assets.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(m)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(n)	Rate shown reflects yield as of July 31, 2021.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,960,553 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,806,241. The net unrealized depreciation was $5,845,688.

LIBOR	-	London Interbank Offered Rate

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

	Total Value at 7/31/2021		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$2,288,615,587		$—	$2,288,615,587	$—
Corporate Bonds and Notes*	101,334,403		—	101,334,403	—
Foreign Corporate Bonds and Notes*	18,616,547		—	18,616,547	—
Common Stocks*	3,777,137		—	3,777,137	—
Warrants*	587,938		—	587,938	—
Rights
Electric Utilities	6,426		—	6,426	—
Life Sciences Tools & Services	—	**	—	—	—	**
Money Market Funds	389,122,249		389,122,249	—	—
Total Investments	$2,802,060,287		$389,122,249	$2,412,938,038	$—	**

*   See Portfolio of Investments for industry breakout.

** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Unfunded Loan Commitments
As of July 31, 2021, the Fund had the following unfunded loan commitments:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$1,175,967	$1,172,675	$1,173,191	$516
Hillman (The) Group, Inc., Term Loan	357,784	356,889	355,369	(1,520)
		$1,529,564	$1,528,560	$(1,004)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 62.1%
	Aerospace & Defense — 0.7%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$349,326
7,802,000	Science Applications International Corp. (a)	4.88%	04/01/28	8,199,161
1,333,000	Spirit AeroSystems, Inc. (a)	5.50%	01/15/25	1,401,316
3,000,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	3,187,500
1,500,000	TransDigm, Inc. (a)	8.00%	12/15/25	1,612,537
1,000,000	TransDigm, Inc. (a)	6.25%	03/15/26	1,051,390
				15,801,230
	Agricultural Products — 0.0%
500,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	555,480

	Airlines — 0.3%
5,469,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. (a)	6.50%	06/20/27	5,954,374

	Alternative Carriers — 0.4%
777,000	Level 3 Financing, Inc.	5.38%	05/01/25	794,922
2,000,000	Level 3 Financing, Inc.	5.25%	03/15/26	2,067,740
3,000,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	3,120,420
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	2,038,750
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,945,680
				9,967,512
	Apparel Retail — 0.5%
10,080,000	Nordstrom, Inc. (b)	4.00%	03/15/27	10,622,863

	Application Software — 1.1%
1,276,000	BY Crown Parent LLC / BY Bond Finance, Inc. (a)	4.25%	01/31/26	1,344,145
440,000	Expedia Group, Inc. (a)	6.25%	05/01/25	513,473
6,486,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	6,811,954
6,000,000	J2 Global, Inc. (a) (b)	4.63%	10/15/30	6,382,710
4,411,000	LogMeIn, Inc. (a)	5.50%	09/01/27	4,587,661
5,685,000	Open Text Holdings, Inc. (a)	4.13%	02/15/30	5,877,920
				25,517,863
	Auto Parts & Equipment — 0.1%
2,000,000	Real Hero Merger Sub 2, Inc. (a)	6.25%	02/01/29	2,070,300

	Automobile Manufacturers — 1.3%
6,000,000	Ford Motor Co.	8.50%	04/21/23	6,668,880
7,411,000	Ford Motor Co.	9.00%	04/22/25	9,131,834
7,957,000	Ford Motor Co. (b)	9.63%	04/22/30	11,499,775
2,000,000	Ford Motor Credit Co. LLC	3.66%	09/08/24	2,092,640
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	551,250
667,000	Penske Automotive Group, Inc.	3.50%	09/01/25	689,928
				30,634,307
	Automotive Retail — 0.6%
167,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	171,982
4,926,000	IAA, Inc. (a)	5.50%	06/15/27	5,172,300
7,350,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	7,534,044
250,000	Lithia Motors, Inc. (a)	3.88%	06/01/29	263,617
1,351,000	Lithia Motors, Inc. (a)	4.38%	01/15/31	1,475,110
				14,617,053
	Broadcasting — 9.5%
15,031,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	15,877,771

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Broadcasting (Continued)
$5,719,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	$3,324,169
18,673,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a) (b)	6.63%	08/15/27	7,435,122
28,294,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	29,248,922
11,199,000	Gray Television, Inc. (a)	7.00%	05/15/27	12,001,800
24,649,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	26,251,062
11,475,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	11,978,294
16,568,000	Nexstar Media, Inc. (a) (b)	5.63%	07/15/27	17,537,145
12,396,000	Nexstar Media, Inc. (a) (b)	4.75%	11/01/28	12,798,808
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,391,424
8,355,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	8,658,370
12,504,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	12,847,610
7,394,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	7,384,277
5,000,000	Sinclair Television Group, Inc. (a)	5.50%	03/01/30	5,000,125
1,000,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	970,125
3,000,000	Sirius XM Radio, Inc. (a)	4.63%	07/15/24	3,075,000
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	2,066,000
337,000	TEGNA, Inc. (a)	4.75%	03/15/26	358,571
8,700,000	TEGNA, Inc.	4.63%	03/15/28	8,975,225
11,500,000	TEGNA, Inc. (b)	5.00%	09/15/29	12,034,233
9,310,000	Univision Communications, Inc. (a) (b)	5.13%	02/15/25	9,473,856
4,500,000	Univision Communications, Inc. (a)	9.50%	05/01/25	4,932,810
6,972,000	Univision Communications, Inc. (a)	6.63%	06/01/27	7,508,007
				221,128,726
	Building Products — 0.2%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	1,026,250
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	498,175
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	99,877
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	102,251
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,437,240
350,000	Standard Industries, Inc. (a)	4.38%	07/15/30	360,976
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	970,995
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	1,003,760
				5,499,524
	Cable & Satellite — 2.2%
3,526,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)	5.75%	02/15/26	3,655,827
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	2,069,940
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,962,330
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,200,080
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	547,383
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	2,122,404
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,062,500
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/32	1,049,715
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	859,184
1,800,000	CSC Holdings LLC (a)	5.38%	02/01/28	1,904,697
5,800,000	CSC Holdings LLC (a)	7.50%	04/01/28	6,336,500
15,200,000	CSC Holdings LLC (a) (b)	5.75%	01/15/30	15,862,644
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	4,109,829
2,000,000	CSC Holdings LLC (a)	4.50%	11/15/31	2,022,100
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	1,009,595
357,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (a)	5.88%	08/15/27	369,049
				51,143,777

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Casinos & Gaming — 4.5%
$890,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	$972,321
500,000	Boyd Gaming Corp.	4.75%	12/01/27	518,750
3,562,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	3,689,715
15,340,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	16,218,675
19,296,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	21,244,703
4,229,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a)	5.75%	07/01/25	4,451,022
12,500,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a) (b)	5.25%	10/15/25	12,617,634
22,631,000	Golden Nugget, Inc. (a) (b)	6.75%	10/15/24	22,715,866
100,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (a)	3.88%	02/15/29	102,711
8,350,000	MGM Resorts International (b)	7.75%	03/15/22	8,667,049
5,100,000	MGM Resorts International (b)	6.00%	03/15/23	5,395,367
1,000,000	MGM Resorts International	5.75%	06/15/25	1,089,380
1,250,000	Scientific Games International, Inc. (a)	8.63%	07/01/25	1,351,563
2,848,000	Station Casinos LLC (a)	5.00%	10/01/25	2,886,989
3,616,000	Station Casinos LLC (a)	4.50%	02/15/28	3,646,320
				105,568,065
	Coal & Consumable Fuels — 0.1%
208,000	Peabody Energy Corp. (a) (c)	8.50%	12/31/24	167,303
967,000	Peabody Energy Corp. (a)	6.38%	03/31/25	764,481
235,000	PIC AU Holdings LLC / PIC AU Holdings Corp. (a)	10.00%	12/31/24	234,790
				1,166,574
	Communications Equipment — 1.1%
26,334,000	CommScope Technologies LLC (a) (b)	6.00%	06/15/25	26,761,928

	Construction & Engineering — 0.6%
1,500,000	Arcosa, Inc. (a)	4.38%	04/15/29	1,537,500
500,000	Atkore, Inc. (a)	4.25%	06/01/31	511,898
11,381,000	Pike Corp. (a) (b)	5.50%	09/01/28	11,653,347
				13,702,745
	Construction Machinery & Heavy Trucks — 0.3%
5,565,000	Clark Equipment Co. (a)	5.88%	06/01/25	5,898,900

	Construction Materials — 0.2%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	178,340
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,852,626
				4,030,966
	Consumer Finance — 0.2%
486,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	487,652
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	3,122,940
				3,610,592
	Data Processing & Outsourced Services — 0.0%
500,000	Square, Inc. (a)	2.75%	06/01/26	511,913
250,000	Square, Inc. (a)	3.50%	06/01/31	259,731
				771,644
	Diversified Metals & Mining — 0.1%
2,500,000	Freeport-McMoRan, Inc.	5.00%	09/01/27	2,641,350

	Electric Utilities — 1.7%
12,805,000	PG&E Corp. (b)	5.00%	07/01/28	12,484,875

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Electric Utilities (Continued)
$13,327,000	PG&E Corp. (b)	5.25%	07/01/30	$13,005,819
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,193,750
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,300,567
5,000,000	Vistra Operations Co. LLC (a)	4.38%	05/01/29	5,136,700
				39,121,711
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	672,986

	Environmental & Facilities Services — 0.4%
7,842,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.00%	06/01/29	7,861,840
500,000	Stericycle, Inc. (a)	3.88%	01/15/29	507,960
				8,369,800
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	261,446
1,000,000	Scotts Miracle-Gro (The) Co. (a)	4.00%	04/01/31	1,006,950
				1,268,396
	Financial Exchanges & Data — 0.0%
750,000	MSCI, Inc. (a)	4.00%	11/15/29	800,753

	Food Distributors — 0.2%
3,488,000	US Foods, Inc. (a)	6.25%	04/15/25	3,677,992
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,426,686
				5,104,678
	Food Retail — 0.5%
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	7.50%	03/15/26	1,093,220
3,700,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	4.63%	01/15/27	3,919,225
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	5.88%	02/15/28	3,214,335
2,210,000	Safeway, Inc.	7.25%	02/01/31	2,619,049
				10,845,829
	Health Care Distributors — 0.2%
1,421,000	AdaptHealth LLC (a)	6.13%	08/01/28	1,495,631
3,000,000	AdaptHealth LLC (a)	4.63%	08/01/29	2,992,455
691,000	RP Escrow Issuer LLC (a)	5.25%	12/15/25	709,004
				5,197,090
	Health Care Equipment — 0.0%
250,000	Hill-Rom Holdings, Inc. (a)	4.38%	09/15/27	261,336
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	313,125
				574,461
	Health Care Facilities — 3.3%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	1,067,515
788,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	826,431
363,000	Encompass Health Corp.	5.13%	03/15/23	366,258
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,351,583
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,352,000
6,080,000	Encompass Health Corp.	4.75%	02/01/30	6,505,600
500,000	Encompass Health Corp.	4.63%	04/01/31	544,475
2,000,000	HCA, Inc.	5.88%	05/01/23	2,167,630

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Health Care Facilities (Continued)
$6,530,000	HCA, Inc.	5.88%	02/15/26	$7,599,287
16,229,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	17,180,182
1,168,000	Tenet Healthcare Corp. (a)	4.63%	09/01/24	1,195,740
1,500,000	Tenet Healthcare Corp. (a)	7.50%	04/01/25	1,614,405
7,492,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	7,744,855
6,281,000	Tenet Healthcare Corp. (a)	5.13%	11/01/27	6,587,199
2,327,000	Tenet Healthcare Corp. (a)	4.63%	06/15/28	2,411,354
14,114,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	15,049,687
2,250,000	Universal Health Services, Inc. (a)	5.00%	06/01/26	2,312,674
				76,876,875
	Health Care Services — 3.6%
16,943,000	DaVita, Inc. (a)	4.63%	06/01/30	17,536,005
250,000	DaVita, Inc. (a)	3.75%	02/15/31	243,099
21,691,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	22,531,526
14,426,000	MEDNAX, Inc. (a)	6.25%	01/15/27	15,215,823
1,951,000	ModivCare, Inc. (a)	5.88%	11/15/25	2,076,342
100,000	Service Corp. International	3.38%	08/15/30	99,933
11,462,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	12,465,785
11,867,000	Vizient, Inc. (a) (b)	6.25%	05/15/27	12,458,095
				82,626,608
	Health Care Supplies — 0.0%
770,000	Owens & Minor, Inc. (a)	4.50%	03/31/29	790,239

	Health Care Technology — 2.4%
31,493,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	31,886,663
22,267,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	23,544,012
				55,430,675
	Homefurnishing Retail — 0.6%
1,787,000	Ambience Merger Sub, Inc. (a)	4.88%	07/15/28	1,795,935
5,004,000	Ambience Merger Sub, Inc. (a)	7.13%	07/15/29	5,073,555
6,635,000	Rent-A-Center, Inc. (a)	6.38%	02/15/29	7,146,957
				14,016,447
	Hotels, Resorts & Cruise Lines — 0.4%
706,000	Boyne USA, Inc. (a)	4.75%	05/15/29	728,945
1,100,000	Hilton Domestic Operating Co., Inc. (a)	5.38%	05/01/25	1,151,623
4,113,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (a)	4.88%	05/01/29	4,163,425
1,100,000	Vail Resorts, Inc. (a)	6.25%	05/15/25	1,169,740
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	735,864
1,425,000	XHR LP (a)	4.88%	06/01/29	1,460,426
				9,410,023
	Household Products — 0.1%
200,000	Central Garden & Pet Co.	4.13%	10/15/30	206,697
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,361,043
				1,567,740
	Human Resource & Employment Services — 0.1%
3,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	5.75%	06/01/25	3,182,070

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Independent Power Producers & Energy Traders — 0.5%
$10,838,000	Calpine Corp. (a) (b)	5.13%	03/15/28	$10,987,727
667,000	Calpine Corp. (a)	4.63%	02/01/29	659,389
167,000	Calpine Corp. (a)	5.00%	02/01/31	169,252
				11,816,368
	Industrial Conglomerates — 0.3%
2,500,000	Hillenbrand, Inc.	5.75%	06/15/25	2,673,625
4,225,000	RBS Global, Inc. / Rexnord LLC (a)	4.88%	12/15/25	4,322,703
1,000,000	TriMas Corp. (a)	4.13%	04/15/29	1,017,265
				8,013,593
	Industrial Machinery — 0.4%
4,855,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,057,648
4,667,000	TK Elevator US Newco, Inc. (a)	5.25%	07/15/27	4,934,419
				9,992,067
	Insurance Brokers — 4.4%
33,234,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	34,731,192
3,953,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	4,037,001
6,188,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	6,320,578
24,674,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	24,520,898
5,115,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	5,185,638
27,438,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	28,439,898
				103,235,205
	Integrated Telecommunication Services — 2.9%
1,930,000	Frontier Communications Holdings LLC (a)	5.88%	10/15/27	2,065,920
4,890,000	Frontier Communications Holdings LLC (a)	5.00%	05/01/28	5,064,695
24,717,000	Frontier Communications Holdings LLC (a) (b)	6.75%	05/01/29	26,373,286
5,320,000	Lumen Technologies, Inc.	5.80%	03/15/22	5,465,768
3,500,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	3,482,500
25,627,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	26,111,607
				68,563,776
	Interactive Home Entertainment — 0.2%
4,101,000	Playtika Holding Corp. (a)	4.25%	03/15/29	4,095,874

	Interactive Media & Services — 0.1%
684,000	ANGI Group LLC (a)	3.88%	08/15/28	684,055
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	526,105
				1,210,160
	Internet & Direct Marketing Retail — 0.2%
4,932,000	Cars.com, Inc. (a)	6.38%	11/01/28	5,271,987

	IT Consulting & Other Services — 0.5%
6,261,000	CDK Global, Inc.	4.88%	06/01/27	6,615,686
4,448,000	CDK Global, Inc. (a)	5.25%	05/15/29	4,852,501
250,000	Gartner, Inc. (a)	4.50%	07/01/28	264,687
250,000	Gartner, Inc. (a)	3.75%	10/01/30	257,229
				11,990,103
	Leisure Facilities — 0.5%
250,000	Cedar Fair LP	5.25%	07/15/29	254,527

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Leisure Facilities (Continued)
$1,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	$1,891,773
6,209,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	6,255,568
1,000,000	Six Flags Entertainment Corp. (a)	5.50%	04/15/27	1,032,935
1,000,000	Six Flags Theme Parks, Inc. (a)	7.00%	07/01/25	1,072,135
				10,506,938
	Managed Health Care — 1.4%
1,000,000	Centene Corp. (a)	5.38%	08/15/26	1,042,710
1,500,000	Centene Corp.	4.25%	12/15/27	1,584,375
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	1,047,500
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	106,212
30,072,000	MPH Acquisition Holdings LLC (a) (b)	5.75%	11/01/28	29,209,535
				32,990,332
	Metal & Glass Containers — 0.8%
1,000,000	Ball Corp.	2.88%	08/15/30	991,060
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,952,602
2,000,000	Owens-Brockway Glass Container, Inc. (a)	5.88%	08/15/23	2,149,080
6,550,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	7,343,925
684,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	740,136
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,285,305
				17,462,108
	Movies & Entertainment — 0.9%
7,000,000	Live Nation Entertainment, Inc. (a)	4.88%	11/01/24	7,122,640
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,720,627
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	577,915
5,895,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	6,027,638
1,000,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	970,070
				20,418,890
	Office Services & Supplies — 0.2%
5,084,000	Dun & Bradstreet (The) Corp. (a)	10.25%	02/15/27	5,560,422

	Oil & Gas Exploration & Production — 0.0%
175,000	Chesapeake Energy Corp. (a)	5.50%	02/01/26	182,931
100,000	Chesapeake Energy Corp. (a)	5.88%	02/01/29	106,501
				289,432
	Oil & Gas Refining & Marketing — 0.0%
415,000	Murphy Oil USA, Inc.	5.63%	05/01/27	438,564

	Packaged Foods & Meats — 1.0%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	2,246,546
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	782,192
5,990,000	Post Holdings, Inc. (a)	5.75%	03/01/27	6,242,628
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,677,870
1,000,000	Post Holdings, Inc. (a)	5.50%	12/15/29	1,071,365
4,000,000	Post Holdings, Inc. (a)	4.63%	04/15/30	4,080,380
2,104,000	Post Holdings, Inc. (a)	4.50%	09/15/31	2,131,962
1,702,000	WW International, Inc. (a)	4.50%	04/15/29	1,729,658
				22,962,601
	Paper Packaging — 1.3%
20,451,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	21,880,525
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	2,029,440

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Paper Packaging (Continued)
$1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	$996,968
4,023,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (a)	4.00%	10/15/27	4,023,000
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	418,332
1,000,000	Sealed Air Corp. (a)	4.00%	12/01/27	1,066,250
				30,414,515
	Personal Products — 0.0%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	264,949
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	743,107
				1,008,056
	Pharmaceuticals — 1.7%
792,000	Bausch Health Americas, Inc. (a)	9.25%	04/01/26	858,330
1,242,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,344,465
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	524,880
250,000	Catalent Pharma Solutions, Inc. (a)	3.13%	02/15/29	245,334
750,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	785,381
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	1,028,750
1,000,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	1,054,175
1,333,000	Emergent BioSolutions, Inc. (a)	3.88%	08/15/28	1,327,508
14,914,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	15,934,043
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	823,000
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,334,028
1,000,000	Jaguar Holding Co. II / PPD Development LP (a)	5.00%	06/15/28	1,078,865
2,016,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (a)	5.13%	04/30/31	2,079,000
10,000,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	10,214,000
				38,631,759
	Publishing — 0.1%
1,111,000	Meredith Corp. (a)	6.50%	07/01/25	1,200,747

	Real Estate Operating Companies — 0.1%
2,785,000	Lennar Corp. (b)	5.25%	06/01/26	3,228,107

	Real Estate Services — 0.6%
3,310,000	KB Home (b)	7.00%	12/15/21	3,342,685
500,000	MDC Holdings, Inc.	3.85%	01/15/30	545,080
1,060,000	PulteGroup, Inc.	5.50%	03/01/26	1,244,419
7,545,000	Tri Pointe Group, Inc. / Tri Pointe Homes, Inc. (b)	5.88%	06/15/24	8,370,197
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	315,708
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	554,438
				14,372,527
	Research & Consulting Services — 0.4%
682,000	Clarivate Science Holdings Corp. (a)	4.88%	06/30/29	688,697
1,409,000	CoreLogic, Inc. (a)	4.50%	05/01/28	1,408,880
4,254,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.63%	10/01/28	4,500,796
2,666,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.88%	10/01/30	2,924,872
				9,523,245
	Restaurants — 0.9%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	701,073
8,483,000	IRB Holding Corp. (a)	7.00%	06/15/25	9,055,602
11,749,000	IRB Holding Corp. (a) (b)	6.75%	02/15/26	12,116,039
				21,872,714

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Security & Alarm Services — 0.1%
$1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	$1,264,524
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	2,147,522
				3,412,046
	Semiconductors — 0.2%
1,000,000	Microchip Technology, Inc.	4.25%	09/01/25	1,053,554
1,550,000	Qorvo, Inc.	4.38%	10/15/29	1,689,779
1,000,000	Qorvo, Inc. (a)	3.38%	04/01/31	1,039,535
				3,782,868
	Specialized Consumer Services — 0.2%
4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	4,225,600
481,000	Aramark Services, Inc. (a)	5.00%	02/01/28	500,524
100,000	Carriage Services, Inc. (a)	4.25%	05/15/29	100,000
				4,826,124
	Specialized Finance — 0.2%
3,552,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer (a)	4.88%	05/15/29	3,637,088

	Specialty Chemicals — 0.2%
3,726,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	3,926,310
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	492,572
250,000	HB Fuller Co.	4.25%	10/15/28	255,950
				4,674,832
	Specialty Stores — 0.0%
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	4.75%	02/15/28	363,863
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	7.75%	02/15/29	384,134
				747,997
	Steel — 0.0%
350,000	United States Steel Corp.	6.88%	03/01/29	380,338

	Systems Software — 2.0%
5,000,000	Banff Merger Sub, Inc. (a)	9.75%	09/01/26	5,262,775
8,407,000	Boxer Parent Co., Inc. (a)	9.13%	03/01/26	8,827,392
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,540,938
250,000	PTC, Inc. (a)	3.63%	02/15/25	257,635
3,075,000	PTC, Inc. (a)	4.00%	02/15/28	3,185,500
24,100,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	25,536,360
				45,610,600
	Technology Distributors — 0.1%
1,000,000	CDW LLC / CDW Finance Corp.	4.25%	04/01/28	1,041,050
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	754,575
				1,795,625
	Technology Hardware, Storage & Peripherals — 1.1%
22,225,000	Dell International LLC / EMC Corp. (a) (b)	7.13%	06/15/24	22,767,179
1,000,000	Dell International LLC / EMC Corp.	6.10%	07/15/27	1,239,759
1,000,000	Dell International LLC / EMC Corp.	6.20%	07/15/30	1,296,573
667,000	Xerox Holdings Corp. (a)	5.00%	08/15/25	711,772
				26,015,283

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Tires & Rubber — 0.3%
$2,845,000	Goodyear Tire & Rubber (The) Co. (a)	5.00%	07/15/29	$2,996,881
2,845,000	Goodyear Tire & Rubber (The) Co. (a)	5.25%	07/15/31	3,005,216
				6,002,097
	Trading Companies & Distributors — 0.5%
940,000	Ashtead Capital, Inc. (a)	4.13%	08/15/25	961,150
2,000,000	Ashtead Capital, Inc. (a)	5.25%	08/01/26	2,082,500
750,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	791,250
4,275,000	SRS Distribution, Inc. (a)	6.13%	07/01/29	4,380,593
2,276,000	United Rentals North America, Inc.	5.88%	09/15/26	2,353,907
257,000	United Rentals North America, Inc.	5.50%	05/15/27	270,814
				10,840,214
	Trucking — 0.1%
2,350,000	XPO Logistics, Inc. (a)	6.25%	05/01/25	2,496,875

	Wireless Telecommunication Services — 0.1%
1,219,000	SBA Communications Corp. (b)	4.88%	09/01/24	1,240,759
500,000	SBA Communications Corp.	3.88%	02/15/27	516,285
416,000	T-Mobile USA, Inc.	4.50%	02/01/26	426,192
				2,183,236
	Total Corporate Bonds			1,444,997,467
	(Cost $1,405,340,882)

FOREIGN CORPORATE BONDS — 10.2%
	Airlines — 0.1%
1,402,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.50%	04/20/26	1,468,595
701,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75%	04/20/29	757,213
				2,225,808
	Application Software — 0.2%
2,958,000	Open Text Corp. (a)	5.88%	06/01/26	3,058,128
2,336,000	Open Text Corp. (a)	3.88%	02/15/28	2,416,966
				5,475,094
	Auto Parts & Equipment — 0.1%
2,000,000	Clarios Global LP / Clarios US Finance Co. (a)	8.50%	05/15/27	2,162,500

	Building Products — 1.1%
15,634,000	Cemex SAB de C.V. (a) (b)	7.38%	06/05/27	17,714,104
4,700,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	5,159,378
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	2,194,440
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	1,066,055
				26,133,977
	Cable & Satellite — 0.1%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	254,688
2,000,000	Virgin Media Secured Finance PLC (a)	5.50%	05/15/29	2,139,259
				2,393,947
	Casinos & Gaming — 0.2%
3,000,000	International Game Technology PLC (a)	4.13%	04/15/26	3,129,135
500,000	International Game Technology PLC (a)	5.25%	01/15/29	534,467
				3,663,602

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)
	Data Processing & Outsourced Services — 0.0%
$546,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	$530,876

	Diversified Chemicals — 0.0%
643,000	INEOS Quattro Finance 2 PLC (a)	3.38%	01/15/26	647,343

	Diversified Support Services — 0.0%
950,000	Ritchie Bros Auctioneers, Inc. (a)	5.38%	01/15/25	974,244

	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	514,513

	Environmental & Facilities Services — 0.6%
1,743,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco IV S.A.R.L. (a)	4.63%	06/01/28	1,751,715
1,162,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco IV S.A.R.L. (a)	4.63%	06/01/28	1,163,452
1,027,000	GFL Environmental, Inc. (a)	3.75%	08/01/25	1,059,094
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	526,488
7,215,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	7,139,136
1,426,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	1,475,767
				13,115,652
	Integrated Telecommunication Services — 0.2%
3,493,000	Altice France S.A. (a)	7.38%	05/01/26	3,637,086
500,000	Altice France S.A. (a)	5.13%	07/15/29	504,330
				4,141,416
	Metal & Glass Containers — 0.0%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	4.13%	08/15/26	206,757
500,000	Intertape Polymer Group, Inc. (a)	4.38%	06/15/29	512,625
				719,382
	Pharmaceuticals — 6.9%
58,463,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	59,741,878
4,349,000	Bausch Health Cos., Inc. (a)	5.00%	01/30/28	4,153,295
1,815,000	Bausch Health Cos., Inc. (a)	4.88%	06/01/28	1,869,450
1,384,000	Bausch Health Cos., Inc. (a)	5.00%	02/15/29	1,301,085
3,818,000	Bausch Health Cos., Inc. (a)	6.25%	02/15/29	3,803,568
3,000,000	Bausch Health Cos., Inc. (a)	7.25%	05/30/29	3,115,605
5,000,000	Bausch Health Cos., Inc. (a)	5.25%	01/30/30	4,712,050
1,730,000	Bausch Health Cos., Inc. (a)	5.25%	02/15/31	1,624,115
169,000	Cheplapharm Arzneimittel GmbH (a)	5.50%	01/15/28	172,893
16,083,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)	9.50%	07/31/27	16,154,569
16,658,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)	6.00%	06/30/28	11,265,889
10,000,000	Endo Luxembourg Finance Co. I S.A.R.L. / Endo U.S., Inc. (a) (b)	6.13%	04/01/29	9,952,450
286,000	Jazz Securities DAC (a)	4.38%	01/15/29	298,187
1,000,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (d) (e)	5.63%	10/15/23	664,280
1,750,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (d) (e)	5.50%	04/15/25	1,166,690
22,400,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (e)	10.00%	04/15/25	22,830,416
15,776,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (e)	10.00%	04/15/25	17,650,583
				160,477,003

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)
	Real Estate Services — 0.2%
$5,346,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.88%	04/15/23	$5,686,781

	Research & Consulting Services — 0.2%
3,774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	3,939,112

	Restaurants — 0.2%
5,214,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	5,207,482
	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	1,056,970
	Total Foreign Corporate Bonds			239,065,702
	(Cost $234,608,137)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 40.0%
	Aerospace & Defense — 0.3%
536,060	Atlantic Aviation FBO Inc. (KKR Apple Bidco LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 5.75%, 0.50% Floor	6.25%	07/31/29	543,432
7,041,176	Peraton Corp, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	7,030,192
				7,573,624
	Application Software — 11.0%
3,271,226	Epicor Software Corp., Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	3,259,547
3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR + 7.75%, 1.00% Floor	8.75%	07/30/28	3,097,500
5,623,113	Flexera Software LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	5,621,088
21,611,920	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	21,591,605
24,378,362	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	24,391,527
14,236,506	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.75% Floor	7.00%	07/10/25	14,295,872
23,275,579	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	23,265,804
8,596,409	Inmar Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	8,579,560
25,665,728	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	25,638,266
18,013,142	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	09/13/24	17,880,025
17,021,355	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.34%	02/15/29	17,241,271
24,029,804	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.85%	08/31/27	23,920,949
8,497,734	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	09/30/24	8,486,093

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$5,527,090	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	$5,545,495
8,526,781	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	8,469,225
41,019,212	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	02/05/24	40,506,472
4,081,528	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 6 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	4,076,426
				255,866,725
	Auto Parts & Equipment — 0.0%
4,877	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	3,882

	Casinos & Gaming — 2.7%
19,529,168	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	12/22/24	19,294,428
2,160,961	Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.59%	06/30/25	2,160,962
1,391,576	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	1,387,011
35,018,998	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	34,659,352
6,268,630	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	08/14/24	6,168,520
				63,670,273
	Environmental & Facilities Services — 0.6%
14,337,539	Packers Holdings LLC (PSSI), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	14,188,142

	Health Care Distributors — 0.3%
7,892,184	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35% - 4.36%	07/09/25	7,864,246

	Health Care Services — 8.4%
5,054,466	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 2 Mo. LIBOR + 4.00%, 0.00% Floor	4.14%	06/20/26	5,016,558
5,841,513	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.13%, 0.50% Floor	3.63%	12/23/27	5,740,747
5,970,808	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	5,939,462
2,105,096	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,061,015
43,811,644	athenahealth, Inc (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.41%	02/11/26	43,756,879
23,134,016	CHG Healthcare Services, Inc, Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	23,084,972
4,937,470	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	4,925,818
164,582	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	164,194

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$3,578,980	DuPage Medical Group (Midwest Physician Admin. Services LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	$3,552,138
12,629,176	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	10/10/25	10,779,633
236,409	Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	235,967
4,516,956	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/02/25	4,520,163
1,434,212	Help at Home (HAH Group Holding Co. LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	1,435,115
11,334,962	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	11,342,103
16,470,369	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	11/30/27	16,449,781
3,691,303	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	3,714,373
22,173,571	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	22,149,845
12,959,950	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	12,512,443
14,778,123	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.09%	06/28/26	14,780,783
3,341,268	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/31/27	3,361,115
				195,523,104
	Health Care Technology — 1.6%
4,615,806	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	4,615,068
894,854	eResearch Technology, Inc (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	895,829
2,162,880	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	2,149,665
1,350,085	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	1,350,085
28,394,784	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	08/27/25	28,316,698
				37,327,345
	Industrial Machinery — 0.2%
5,259,390	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	5,245,400

	Insurance Brokers — 2.4%
8,792,413	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	05/10/25	8,671,517
18,363,921	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	05/09/25	18,111,417
50,606	HUB International Ltd., Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	04/25/25	49,829

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$19,585,128	HUB International Ltd., Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.88%	04/25/25	$19,284,300
9,289,256	HUB International Ltd., New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	9,265,290
				55,382,353
	Integrated Telecommunication Services — 1.2%
8,489,727	Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	8,473,851
1,974,359	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	3.81%	01/31/26	1,947,824
17,783,419	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.16%	08/14/26	17,712,997
				28,134,672
	Managed Health Care — 0.8%
18,220,722	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	18,082,063
	Movies & Entertainment — 1.0%
1,572,827	Cineworld Group PLC (Crown), New Priority Term Loan, 1 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	1,651,468
2,715,813	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (h)	15.25%	05/23/24	3,363,725
19,369,779	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	15,612,429
1,561,021	PUG LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	1,549,314
671,954	PUG LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	02/12/27	656,278
				22,833,214
	Paper Packaging — 0.8%
19,423,785	Graham Packaging Co., L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	19,287,818
	Pharmaceuticals — 2.8%
3,053,454	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (i)	8.50%	09/30/25	3,095,439
5,586,000	Endo LLC, 2021 Term Loan B, 3 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	03/11/28	5,442,161
20,428,811	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	19,828,817
1,181,976	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 2 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	1,142,510
23,790,382	Nestle Skin Health (Sunshine Lux VII S.A.R.L./Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	23,790,382
10,238,110	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	09/27/24	10,198,386
1,597,871	Perrigo Rx (Padagis LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	06/29/28	1,599,869
				65,097,564
	Publishing — 0.2%
3,433,918	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	3,500,467

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services — 0.5%
$8,447,036	Nielsen Consumer, Inc. (Indy U.S. Holdco LLC), Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.10%	03/05/28	$8,427,438
345,822	Veritext Corp. (VT TopCo, Inc.), Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	344,093
1,976,127	Veritext Corp. (VT TopCo, Inc.), Non-Fungible Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	1,966,247
				10,737,778
	Restaurants — 0.4%
5,953,846	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,918,659
1,906,920	Portillo’s Holdings LLC, Term Loan B-3, 3 Mo. LIBOR + 5.50%, 1.00% Floor	6.50%	08/30/24	1,909,303
2,309,108	Whatabrands LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/31/28	2,297,078
				10,125,040
	Specialized Consumer Services — 1.8%
4,612,722	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	12/23/26	4,524,065
27,128,771	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.34%	01/31/28	26,973,866
9,717,375	Asurion LLC, Term Loan B-4 (Second Lien), 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.37%	01/20/29	9,659,654
				41,157,585
	Specialized Finance — 0.2%
4,422,912	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	4,424,769

	Specialty Stores — 1.0%
7,372,876	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-1, 6 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	03/15/28	7,376,562
13,448,242	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	13,385,170
2,170,813	Petsmart. Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	2,168,642
				22,930,374
	Systems Software — 1.8%
11,983,188	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	09/19/24	11,936,933
1,238,882	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	1,251,048
8,477,126	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	10/02/25	8,400,663
9,271,442	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	9,116,238
12,844	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	12,101
5,099,036	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	4,804,261
4,077,622	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	03/05/27	4,031,178

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$1,529,657	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	03/15/26	$1,518,184
				41,070,606
	Total Senior Floating-Rate Loan Interests			930,027,044
	(Cost $924,787,241)

Shares	Description	Value

COMMON STOCKS — 0.2%
	Pharmaceuticals — 0.2%
259,956	Akorn, Inc. (j) (k)	3,938,333
	(Cost $2,979,179)

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
828,940	Cineworld Group PLC expiring 11/23/25 (j) (l)	501,222
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
1,629	Vistra Energy Corp, no expiration date (j) (l)	2,142
	(Cost $2,831)

MONEY MARKET FUNDS — 0.2%
4,771,792	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m)	4,771,792
	(Cost $4,771,792)
	Total Investments — 112.7%	2,623,303,702
	(Cost $2,572,490,062) (n)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS SOLD SHORT — (13.3)%

$(35,000,000)	U.S. Treasury Bill	(o)	08/12/21	(34,999,696)
(100,000,000)	U.S. Treasury Bill	(o)	08/19/21	(99,998,347)
(25,000,000)	U.S. Treasury Bill	(o)	08/26/21	(24,999,500)
(65,000,000)	U.S. Treasury Bill	(o)	08/31/21	(64,997,906)
(70,000,000)	U.S. Treasury Bill	(o)	09/02/21	(69,997,740)
(15,000,000)	U.S. Treasury Bill	(o)	09/07/21	(14,999,475)
	Total U.S. Treasury Bills Sold Short			(309,992,664)
	(Proceeds $309,990,867)

	Net Other Assets and Liabilities — 0.6%			13,842,824
	Net Assets — 100.0%			$2,327,153,862

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

1

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $1,466,648,218 or 63.0% of net assets.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	The issuer will pay interest on the bonds in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 2.50% per annum. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $2,230 for Peabody Energy Corp.
(d)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(e)	The issuer has filed for protection in bankruptcy court.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	The issuer may pay interest on the loans in cash and in PIK interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $311,439 for Cineworld Group PLC.
(i)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), this security paid all of its interest in cash.
(j)	Non-income producing security.
(k)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $3,938,333 or 0.2% of net assets.
(l)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	Rate shown reflects yield as of July 31, 2021.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $72,494,060 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,682,217. The net unrealized appreciation was $50,811,843. The unrealized amounts presented are inclusive of investments sold short.
(o)	Zero coupon security.

LIBOR	-	London Interbank Offered Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$1,444,997,467	$—	$1,444,997,467	$—
Foreign Corporate Bonds*	239,065,702	—	239,065,702	—
Senior Floating-Rate Loan Interests*	930,027,044	—	930,027,044	—
Common Stocks*	3,938,333	—	3,938,333	—
Warrants*	501,222	—	501,222	—
Rights*	2,142	—	2,142	—
Money Market Funds	4,771,792	4,771,792	—	—
Total Investments	$2,623,303,702	$4,771,792	$2,618,531,910	$—

LIABILITIES TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills Sold Short	$(309,992,664)	$—	$(309,992,664)	$—

* See Portfolio of Investments for industry breakout.

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Unfunded Loan Commitments
As of July 31, 2021, the Fund had the following unfunded loan commitment:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$543,122	$540,821	$541,840	$1,019

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 40.2%
	Aerospace/Defense — 0.6%
$2,722,000	Boeing (The) Co.	2.35%	10/30/21	$2,735,425
2,919,000	Boeing (The) Co.	2.13%	03/01/22	2,935,399
19,500,000	Boeing (The) Co.	2.70%	05/01/22	19,832,095
				25,502,919
	Agriculture — 0.7%
19,036,000	Altria Group, Inc.	2.85%	08/09/22	19,528,866
12,452,000	BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)	1.04%	08/15/22	12,529,694
				32,058,560
	Auto Manufacturers — 5.2%
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	0.53%	05/10/23	20,081,785
4,400,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b)	0.66%	08/13/21	4,400,932
565,000	BMW US Capital LLC (b)	1.85%	09/15/21	565,616
6,159,000	BMW US Capital LLC, SOFR + 0.53% (a) (b)	0.58%	04/01/24	6,217,535
5,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.67% (a) (b)	0.85%	11/05/21	5,008,533
8,599,000	Daimler Finance North America LLC (b)	3.75%	11/05/21	8,676,103
5,934,000	Daimler Finance North America LLC (b)	2.85%	01/06/22	5,998,142
9,180,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.06%	02/15/22	9,222,814
10,221,000	Daimler Finance North America LLC (b)	2.55%	08/15/22	10,447,238
6,763,000	General Motors Financial Co., Inc.	4.38%	09/25/21	6,802,907
8,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.10% (a)	1.28%	11/06/21	8,017,953
9,037,000	General Motors Financial Co., Inc.	4.20%	11/06/21	9,127,976
2,459,000	General Motors Financial Co., Inc.	3.15%	06/30/22	2,514,043
15,000,000	General Motors Financial Co., Inc., SOFR + 0.76% (a)	0.80%	03/08/24	15,119,466
14,108,000	Hyundai Capital America (b)	3.95%	02/01/22	14,349,741
3,470,000	Hyundai Capital America (b)	3.10%	04/05/22	3,535,173
6,885,000	Hyundai Capital America (b)	2.38%	02/10/23	7,061,535
9,480,000	Nissan Motor Acceptance Corp. (b)	1.90%	09/14/21	9,498,688
2,250,000	Nissan Motor Acceptance Corp. (b)	3.65%	09/21/21	2,259,072
6,150,000	Nissan Motor Acceptance Corp. (b)	2.80%	01/13/22	6,211,393
3,000,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.64% (a) (b)	0.77%	03/08/24	3,009,900
15,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.29% (a)	0.43%	10/07/21	15,007,446
9,677,000	Toyota Motor Credit Corp., Medium-Term Note	1.80%	10/07/21	9,706,208
10,000,000	Toyota Motor Credit Corp., Medium-Term Note	1.15%	05/26/22	10,082,038
11,300,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.86% (a) (b)	0.99%	09/24/21	11,313,982
12,028,000	Volkswagen Group of America Finance LLC (b)	2.50%	09/24/21	12,065,876
3,242,000	Volkswagen Group of America Finance LLC (b)	4.00%	11/12/21	3,275,656
7,759,000	Volkswagen Group of America Finance LLC (b)	2.90%	05/13/22	7,911,503
1,296,000	Volkswagen Group of America Finance LLC (b)	2.70%	09/26/22	1,329,902
				228,819,156
	Banks — 8.6%
5,000,000	Bank of America Corp. (c)	3.55%	03/05/24	5,239,148
10,000,000	Bank of America Corp., SOFR + 0.69% (a)	0.74%	04/22/25	10,090,234
20,696,000	Bank of America Corp., Global Medium-Term Note (c)	2.82%	07/21/23	21,169,597
1,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	0.92%	03/05/24	1,008,929
15,000,000	Bank of America Corp., Medium-Term Note, 3 Mo. Bloomberg Short Term Bank Yield + 0.43% (a)	0.54%	05/28/24	15,022,500

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,385,000	Capital One N.A., 3 Mo. LIBOR + 0.82% (a)	0.98%	08/08/22	$5,421,321
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)	1.37%	08/02/21	1,000,000
2,099,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)	1.20%	12/08/21	2,105,035
9,959,000	Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)	1.09%	04/25/22	10,017,748
13,452,000	Citigroup, Inc.	4.05%	07/30/22	13,949,565
5,000,000	Citigroup, Inc., SOFR + 0.87% (a)	0.90%	11/04/22	5,010,702
12,384,000	Citigroup, Inc. (c)	2.31%	11/04/22	12,447,253
5,500,000	Citigroup, Inc. (c)	2.88%	07/24/23	5,631,532
10,000,000	Citigroup, Inc., SOFR + 0.67% (a)	0.72%	05/01/25	10,049,828
750,000	Citizens Bank N.A.	2.65%	05/26/22	763,397
5,000,000	Fifth Third Bancorp	2.60%	06/15/22	5,093,509
11,769,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	11,837,741
15,000,000	Goldman Sachs Group, (The), Inc.	0.48%	01/27/23	15,009,401
15,000,000	Goldman Sachs Group, (The), Inc., SOFR + 0.43% (a)	0.47%	03/08/23	15,014,545
15,355,000	Goldman Sachs Group, (The), Inc. (c)	2.91%	07/24/23	15,717,940
12,500,000	Goldman Sachs Group, (The), Inc., SOFR + 0.50% (a)	0.55%	09/10/24	12,508,622
12,322,000	JPMorgan Chase & Co.	2.97%	01/15/23	12,472,338
6,935,000	JPMorgan Chase & Co. (c)	2.78%	04/25/23	7,059,850
6,000,000	JPMorgan Chase & Co.	3.38%	05/01/23	6,300,148
12,000,000	JPMorgan Chase & Co., SOFR + 0.58% (a)	0.63%	03/16/24	12,076,938
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (a)	0.58%	06/01/25	10,023,930
7,378,000	Morgan Stanley	2.75%	05/19/22	7,528,263
28,938,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (a)	0.75%	01/20/23	29,019,723
15,000,000	Morgan Stanley, Global Medium-Term Note (c)	0.79%	01/22/25	15,030,406
7,555,000	Synchrony Bank	3.00%	06/15/22	7,711,777
10,000,000	Truist Bank, 3 Mo. LIBOR + 0.59% (a)	0.75%	05/17/22	10,043,972
3,000,000	Truist Bank, SOFR + 0.73% (a)	0.78%	03/09/23	3,022,977
12,137,000	Truist Financial Corp., Medium-Term Note	3.05%	06/20/22	12,411,722
12,000,000	Truist Financial Corp., Medium-Term Note, SOFR + 0.40% (a)	0.45%	06/09/25	12,015,455
12,857,000	Wells Fargo & Co.	3.07%	01/24/23	13,036,264
5,375,000	Wells Fargo & Co., Series M	3.45%	02/13/23	5,628,186
10,030,000	Wells Fargo & Co., Medium-Term Note	3.50%	03/08/22	10,225,979
10,646,000	Wells Fargo Bank N.A. (c)	2.08%	09/09/22	10,666,213
				378,382,688
	Beverages — 0.4%
15,802,000	Constellation Brands, Inc.	2.70%	05/09/22	16,074,101

	Biotechnology — 0.7%
1,530,000	Amgen, Inc.	2.70%	05/01/22	1,551,864
765,000	Amgen, Inc.	2.65%	05/11/22	777,844
5,000,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.15% (a)	0.27%	09/17/21	5,000,821
7,789,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (a)	0.67%	09/29/23	7,793,839
15,000,000	Gilead Sciences, Inc.	0.75%	09/29/23	15,008,790
				30,133,158
	Building Materials — 0.1%
5,000,000	Martin Marietta Materials, Inc.	0.65%	07/15/23	5,010,855

	Chemicals — 0.0%
1,000,000	FMC Corp.	3.95%	02/01/22	1,008,716

	Commercial Services — 0.4%
15,624,000	Equifax, Inc.	3.60%	08/15/21	15,642,196

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Computers — 0.1%
$3,000,000	Hewlett Packard Enterprise Co., 3 Mo. LIBOR + 0.72% (a)	0.86%	10/05/21	$3,000,564

	Diversified Financial Services — 2.8%
1,628,000	AIG Global Funding (b)	2.30%	07/01/22	1,657,820
977,000	Air Lease Corp.	3.75%	02/01/22	987,536
9,183,000	Ally Financial, Inc.	4.63%	05/19/22	9,491,943
11,000,000	American Express Co., 3 Mo. LIBOR + 0.60% (a)	0.78%	11/05/21	11,008,800
14,495,000	American Express Co., 3 Mo. LIBOR + 0.62% (a)	0.78%	05/20/22	14,557,661
15,592,000	Discover Financial Services	5.20%	04/27/22	16,139,462
2,500,000	Intercontinental Exchange, Inc.	2.35%	09/15/22	2,550,567
30,000,000	Intercontinental Exchange, Inc., 3 Mo. LIBOR + 0.65% (a)	0.77%	06/15/23	29,976,930
10,000,000	Nasdaq, Inc.	0.45%	12/21/22	10,005,402
15,000,000	Secured Forward-Backed Note 2021-05, Series 1, 3 Mo. LIBOR + 0.30% (a) (d)	0.45%	12/28/21	15,017,400
14,004,000	Synchrony Financial	2.85%	07/25/22	14,313,322
				125,706,843
	Electric — 4.1%
10,410,000	Alabama Power Co., Series 17A	2.45%	03/30/22	10,550,740
15,118,000	American Electric Power Co., Inc., Series I	3.65%	12/01/21	15,290,378
5,804,000	American Transmission Systems, Inc. (b)	5.25%	01/15/22	5,921,332
1,079,000	CenterPoint Energy Houston Electric LLC	2.25%	08/01/22	1,094,905
7,070,000	CenterPoint Energy, Inc., SOFR + 0.65% (a)	0.68%	05/13/24	7,079,450
9,529,000	Dominion Energy, Inc., Series B	2.75%	01/15/22	9,613,206
7,000,000	Dominion Energy, Inc., Series D, 3 Mo. LIBOR + 0.53% (a)	0.65%	09/15/23	7,007,633
5,900,000	Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)	0.77%	03/11/22	5,921,227
1,790,000	Duke Energy Corp.	3.05%	08/15/22	1,828,274
3,000,000	Duke Energy Corp., SOFR + 0.25% (a)	0.30%	06/10/23	3,001,317
3,155,000	Duke Energy Florida LLC, Series A, 3 Mo. LIBOR + 0.25% (a)	0.39%	11/26/21	3,156,979
14,602,000	Entergy Corp.	4.00%	07/15/22	15,019,579
18,496,000	Exelon Generation Co. LLC	3.40%	03/15/22	18,797,607
7,425,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/01/21	7,437,704
3,477,000	NextEra Energy Capital Holdings, Inc.	2.90%	04/01/22	3,538,363
5,260,000	NextEra Energy Capital Holdings, Inc., SOFR + 0.54% (a)	0.58%	03/01/23	5,286,439
5,040,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	5,059,487
15,000,000	Oklahoma Gas and Electric Co.	0.55%	05/26/23	15,009,264
13,000,000	Pacific Gas and Electric Co., 3 Mo. LIBOR + 1.38% (a)	1.53%	11/15/21	13,014,759
4,200,000	PPL Electric Utilities Corp., SOFR + 0.33% (a)	0.38%	06/24/24	4,201,932
2,357,000	Public Service Enterprise Group, Inc.	2.00%	11/15/21	2,365,489
15,000,000	Southern California Edison Co., SOFR + 0.64% (a)	0.69%	04/03/23	15,044,237
4,000,000	Southern California Edison Co., Series F, SOFR + 0.35% (a)	0.40%	06/13/22	4,002,589
				179,242,890
	Food — 0.2%
5,500,000	General Mills, Inc.	3.15%	12/15/21	5,519,206
1,432,000	Kroger (The) Co.	3.40%	04/15/22	1,452,005
				6,971,211
	Gas — 0.5%
10,200,000	CenterPoint Energy Resources Corp., 3 Mo. LIBOR + 0.50% (a)	0.63%	03/02/23	10,202,573
7,000,000	CenterPoint Energy Resources Corp.	0.70%	03/02/23	7,002,063
5,000,000	Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)	0.47%	09/14/23	5,000,549
				22,205,185

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Health Care Products — 0.5%
$3,744,000	Boston Scientific Corp.	3.38%	05/15/22	$3,833,892
17,395,000	Zimmer Biomet Holdings, Inc.	3.15%	04/01/22	17,641,262
				21,475,154
	Health Care Services — 0.3%
8,593,000	Anthem, Inc.	3.13%	05/15/22	8,791,295
6,500,000	Humana, Inc.	0.65%	08/03/23	6,501,563
				15,292,858
	Insurance — 2.2%
13,125,000	Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)	1.37%	07/01/22	13,252,008
5,246,000	Athene Global Funding (b)	3.00%	07/01/22	5,373,453
10,000,000	Athene Global Funding, SOFR + 0.70% (a) (b)	0.74%	05/24/24	10,052,217
3,000,000	Brighthouse Financial Global Funding, SOFR + 0.76% (a) (b)	0.81%	04/12/24	3,033,038
25,000,000	MET Tower Global Funding, SOFR + 0.55% (a) (b)	0.60%	01/17/23	25,165,446
2,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	0.62%	01/13/23	2,013,709
25,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.40%	01/10/23	25,074,996
13,054,000	Principal Life Global Funding II, SOFR + 0.45% (a) (b)	0.50%	04/12/24	13,105,513
2,350,000	Reliance Standard Life Global Funding II (b)	2.63%	07/22/22	2,402,871
				99,473,251
	Internet — 0.1%
6,633,000	TD Ameritrade Holding Corp., 3 Mo. LIBOR + 0.43% (a)	0.56%	11/01/21	6,637,853

	Machinery-Construction & Mining — 0.3%
9,879,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	0.41%	09/07/21	9,882,560
3,000,000	Caterpillar Financial Services Corp., Medium-Term Note	0.95%	05/13/22	3,018,816
				12,901,376
	Machinery-Diversified — 0.5%
15,000,000	John Deere Capital Corp., Medium-Term Note, 3 Mo. LIBOR + 0.49% (a)	0.61%	06/13/22	15,069,503
5,000,000	Otis Worldwide Corp., 3 Mo. LIBOR + 0.45% (a)	0.59%	04/05/23	5,000,374
				20,069,877
	Media — 0.6%
5,335,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.46%	07/23/22	5,507,318
11,612,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3 Mo. LIBOR + 1.65% (a)	1.78%	02/01/24	11,934,910
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)	0.38%	09/01/21	5,001,355
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)	0.52%	09/01/22	5,019,571
				27,463,154
	Miscellaneous Manufacturing — 0.1%
4,188,000	General Electric Co., Global Medium-Term Note	3.15%	09/07/22	4,320,928

	Oil & Gas — 1.1%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	0.78%	09/19/22	9,225,007
12,796,000	Chevron Corp.	2.41%	03/03/22	12,916,443
16,153,000	ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a)	1.06%	05/15/22	16,254,892
9,008,000	Phillips 66 Series WI	4.30%	04/01/22	9,245,489
				47,641,831

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Packaging and Containers — 0.0%
$1,745,000	WestRock RKT LLC	4.90%	03/01/22	$1,790,267

	Pharmaceuticals — 3.0%
10,148,000	AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a)	0.61%	11/19/21	10,160,461
18,715,000	AbbVie, Inc.	2.15%	11/19/21	18,826,298
12,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a)	0.80%	11/21/22	12,079,640
19,780,000	Astrazeneca Finance LLC	0.70%	05/28/24	19,814,939
12,825,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	13,727,150
18,389,000	Becton Dickinson and Co.	2.89%	06/06/22	18,757,040
6,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)	0.54%	05/16/22	6,018,546
1,129,000	Cigna Corp.	3.75%	07/15/23	1,199,582
6,609,000	CVS Health Corp.	3.50%	07/20/22	6,779,021
18,939,000	Viatris, Inc. (b)	1.13%	06/22/22	19,053,657
5,120,000	Zoetis, Inc.	3.25%	08/20/21	5,127,022
				131,543,356
	Pipelines — 1.7%
2,280,000	Energy Transfer, L.P. / Regency Energy Finance Corp.	5.88%	03/01/22	2,319,944
6,442,000	Enterprise Products Operating LLC	3.50%	02/01/22	6,545,783
6,185,000	Enterprise Products Operating LLC	4.05%	02/15/22	6,310,058
7,000,000	Enterprise Products Operating LLC	3.35%	03/15/23	7,276,548
12,144,000	Kinder Morgan Energy Partners, L.P.	4.15%	03/01/22	12,412,784
14,878,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	3.65%	06/01/22	15,145,014
9,700,000	Southern Natural Gas Co. LLC (b)	0.63%	04/28/23	9,693,584
16,580,000	Williams Cos., (The), Inc.	3.60%	03/15/22	16,819,932
				76,523,647
	Real Estate Investment Trusts — 0.3%
15,190,000	Public Storage, SOFR + 0.47% (a)	0.52%	04/23/24	15,214,935
	Retail — 0.6%
10,000,000	7-Eleven, Inc., 3 Mo. LIBOR + 0.45% (a) (b)	0.61%	08/10/22	10,002,554
5,682,000	AutoZone, Inc.	3.70%	04/15/22	5,768,477
10,000,000	McDonald’s Corp., Medium-Term Note, 3 Mo. LIBOR + 0.43% (a)	0.56%	10/28/21	10,010,441
				25,781,472
	Semiconductors — 1.2%
10,000,000	Intel Corp., 3 Mo. LIBOR + 0.35% (a)	0.51%	05/11/22	10,026,930
25,352,000	Maxim Integrated Products, Inc.	3.38%	03/15/23	26,379,243
5,820,000	Microchip Technology, Inc. (b)	0.98%	09/01/24	5,814,136
10,400,000	Skyworks Solutions, Inc.	0.90%	06/01/23	10,442,306
				52,662,615
	Software — 1.9%
2,270,000	Autodesk, Inc.	3.60%	12/15/22	2,349,367
16,362,000	Infor, Inc. (b)	1.45%	07/15/23	16,572,113
29,993,000	Oracle Corp.	1.90%	09/15/21	30,031,642
14,669,000	Oracle Corp.	2.50%	05/15/22	14,868,879
4,000,000	Roper Technologies, Inc.	2.80%	12/15/21	4,030,173
3,931,000	Roper Technologies, Inc.	0.45%	08/15/22	3,935,981
4,117,000	VMware, Inc.	2.95%	08/21/22	4,217,347
7,000,000	VMware, Inc.	0.60%	08/15/23	7,012,866
				83,018,368

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications — 1.1%
$15,681,000	AT&T, Inc.	3.00%	06/30/22	$15,998,738
9,936,000	AT&T, Inc., SOFR + 0.64% (a)	0.69%	03/25/24	9,959,955
10,000,000	AT&T, Inc., 3 Mo. LIBOR + 1.18% (a)	1.30%	06/12/24	10,254,970
11,421,000	Verizon Communications, Inc., SOFR + 0.50% (a)	0.55%	03/22/24	11,501,623
				47,715,286
	Transportation — 0.1%
5,000,000	Ryder System, Inc., Medium-Term Note	2.50%	09/01/22	5,108,246

	Trucking & Leasing — 0.2%
9,005,000	GATX Corp., 3 Mo. LIBOR + 0.72% (a)	0.90%	11/05/21	9,016,444
1,040,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	4.88%	07/11/22	1,082,549
				10,098,993
	Total Corporate Bonds and Notes			1,774,492,509
	(Cost $1,770,079,275)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 33.3%
	Agriculture — 1.2%
10,000,000	BAT International Finance PLC	0.17%	08/02/21	9,999,929
10,000,000	BAT International Finance PLC	0.15%	08/03/21	9,999,917
15,000,000	BAT International Finance PLC	0.20%	08/16/21	14,998,750
20,000,000	BAT International Finance PLC	0.23%	08/23/21	19,997,189
				54,995,785
	Auto Manufacturers — 2.4%
10,000,000	American Honda Finance Corp.	0.15%	09/13/21	9,998,208
15,000,000	General Motors Financial Co., Inc.	0.37%	08/09/21	14,998,799
15,000,000	General Motors Financial Co., Inc.	0.26%	08/12/21	14,998,808
20,000,000	Harley-Davidson Financial Services, Inc.	0.25%	08/17/21	19,997,778
18,165,000	Harley-Davidson Financial Services, Inc.	0.25% - 0.30%	08/18/21	18,162,781
10,000,000	Harley-Davidson Financial Services, Inc.	0.24%	08/19/21	9,998,800
10,000,000	Volkswagen Group of America Finance LLC	0.44%	08/06/21	9,999,401
10,000,000	VW Credit, Inc.	0.15%	08/13/21	9,999,500
				108,154,075
	Beverages — 0.6%
25,000,000	Molson Coors Beverage Co.	0.18%	08/10/21	24,998,875

	Chemicals — 3.1%
7,300,000	Cabot Corp.	0.28%	08/04/21	7,299,830
15,000,000	Cabot Corp.	0.22%	08/09/21	14,999,267
15,000,000	EI du Pont de Nemours and Co.	0.33%	12/01/21	14,983,712
15,000,000	FMC Corp.	0.35%	08/02/21	14,999,854
25,000,000	FMC Corp.	0.46%	08/13/21	24,996,249
15,000,000	FMC Corp.	0.51%	08/16/21	14,996,874
15,000,000	FMC Corp.	0.46%	08/20/21	14,996,437
17,500,000	LyondellBasell Investment LLC	0.17% - 0.18%	08/04/21	17,499,750
10,000,000	PPG Industries, Inc.	0.43%	08/02/21	9,999,883
				134,771,856

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Diversified Financial Services — 3.8%
$10,000,000	Aviation Capital Group LLC	0.22%	08/02/21	$9,999,939
10,000,000	Aviation Capital Group LLC	0.25%	08/09/21	9,999,444
15,000,000	Aviation Capital Group LLC	0.25% - 0.27%	08/11/21	14,998,930
15,000,000	Aviation Capital Group LLC	0.30%	08/18/21	14,997,875
15,000,000	Aviation Capital Group LLC	0.25%	08/19/21	14,998,125
15,000,000	CNPC Finance HK Ltd.	0.23%	08/02/21	14,999,904
15,000,000	CNPC Finance HK Ltd.	0.24% - 0.25%	08/11/21	14,998,986
19,500,000	CNPC Finance HK Ltd.	0.22% - 0.23%	08/13/21	19,498,537
15,000,000	CNPC Finance HK Ltd.	0.21%	08/30/21	14,997,462
9,500,000	Hitachi Capital America Corp.	0.18%	08/04/21	9,499,858
13,000,000	Hitachi Capital America Corp.	0.18%	08/19/21	12,998,830
15,000,000	Hitachi Capital America Corp.	0.19%	08/25/21	14,998,100
				166,985,990
	Electric — 4.6%
20,000,000	American Electric Power Co., Inc.	0.15%	08/05/21	19,999,678
7,750,000	American Electric Power Co., Inc.	0.16%	08/20/21	7,749,346
10,000,000	Enel Finance America LLC	0.39%	08/10/21	9,999,048
10,000,000	Enel Finance America LLC	0.36%	11/16/21	9,989,588
15,000,000	Enel Finance America LLC	0.42%	03/21/22	14,960,312
10,000,000	Eversource Energy	0.10%	08/02/21	9,999,972
20,000,000	Eversource Energy	0.15%	08/03/21	19,999,833
15,000,000	Eversource Energy	0.15%	08/10/21	14,999,437
15,000,000	Ontario Power Generation, Inc.	0.15%	08/12/21	14,999,312
13,000,000	Public Service Enterprise Group, Inc.	0.13%	08/18/21	12,999,202
20,000,000	Sempra Energy	0.15%	08/03/21	19,999,833
5,000,000	Sempra Energy	0.14%	08/04/21	4,999,942
5,000,000	Sempra Energy	0.16%	08/12/21	4,999,756
10,000,000	Sempra Energy	0.16%	08/17/21	9,999,289
20,000,000	Sempra Energy	0.16%	08/20/21	19,998,311
5,300,000	Vectren Utility Holdings, Inc.	0.12%	08/02/21	5,299,982
				200,992,841
	Electronics — 2.9%
15,000,000	Arrow Electronics, Inc.	0.22%	08/03/21	14,999,817
15,000,000	Arrow Electronics, Inc.	0.22%	08/05/21	14,999,633
15,000,000	Hitachi America Capital Ltd.	0.16%	08/03/21	14,999,866
10,000,000	Jabil, Inc.	0.44%	08/02/21	9,999,881
10,400,000	Jabil, Inc.	0.44%	08/03/21	10,399,752
15,000,000	Jabil, Inc.	0.46%	08/05/21	14,999,250
11,000,000	Jabil, Inc.	0.46%	08/06/21	10,999,312
15,000,000	Jabil, Inc.	0.50%	08/12/21	14,997,753
10,000,000	Jabil, Inc.	0.48%	08/18/21	9,997,780
10,000,000	Jabil, Inc.	0.47%	08/20/21	9,997,519
				126,390,563
	Food — 1.3%
15,000,000	Conagra Brands, Inc.	0.22%	08/02/21	14,999,908
20,000,000	Conagra Brands, Inc.	0.20%	08/11/21	19,998,889
12,000,000	Smithfield Foods, Inc.	0.30%	08/05/21	11,999,600
10,000,000	Smithfield Foods, Inc.	0.28%	08/25/21	9,998,133
				56,996,530

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Health Care Services — 1.1%
$15,000,000	Humana, Inc.	0.26%	08/23/21	$14,997,616
10,000,000	Humana, Inc.	0.26%	08/26/21	9,998,194
10,000,000	Humana, Inc.	0.20%	09/02/21	9,998,222
13,655,000	Humana, Inc.	0.23%	09/21/21	13,650,551
				48,644,583
	Mining — 1.3%
15,000,000	Glencore Funding LLC	0.23%	08/17/21	14,998,467
9,000,000	Glencore Funding LLC	0.23%	08/24/21	8,998,677
15,000,000	Glencore Funding LLC	0.20%	08/27/21	14,997,833
10,000,000	Glencore Funding LLC	0.24%	09/09/21	9,997,400
10,000,000	Glencore Funding LLC	0.23%	09/16/21	9,997,061
				58,989,438
	Municipal — 0.9%
14,700,000	City of Denton TX	0.50%	08/18/21	14,700,000
25,000,000	City of Denton TX	0.48%	09/21/21	25,000,000
				39,700,000
	Oil & Gas — 1.4%
15,000,000	Canadian Natural Resources Ltd.	0.28%	08/25/21	14,997,200
13,450,000	Eni Finance USA, Inc.	0.15%	08/04/21	13,449,832
15,000,000	Sinopec Century Bright Capital Investment America LLC	0.26%	08/11/21	14,998,916
10,000,000	Sinopec Century Bright Capital Investment Ltd.	0.26%	08/13/21	9,999,133
10,000,000	Sinopec Century Bright Capital Investment Ltd.	0.25%	08/17/21	9,998,889
				63,443,970
	Pharmaceuticals — 0.9%
20,000,000	Viatris, Inc.	0.38%	08/16/21	19,996,915
20,000,000	Viatris, Inc.	0.38%	08/27/21	19,994,655
				39,991,570
	Pipelines — 3.7%
15,000,000	Enbridge US, Inc.	0.22%	08/09/21	14,999,266
5,000,000	Enbridge US, Inc.	0.19%	08/24/21	4,999,393
20,000,000	Enbridge US, Inc.	0.18%	08/25/21	19,997,600
20,000,000	Enbridge US, Inc.	0.19%	08/26/21	19,997,361
20,000,000	Energy Transfer, L.P.	0.35%	08/02/21	19,999,806
50,000,000	Plains Midstream Canada ULC	0.30% - 0.33%	08/02/21	49,999,558
10,000,000	Plains Midstream Canada ULC	0.33%	08/03/21	9,999,817
22,000,000	TransCanada PipeLines Ltd.	0.17%	08/13/21	21,998,753
				161,991,554
	Real Estate Investment Trusts — 2.1%
31,500,000	Alexandria Real Estate Equities, Inc.	0.14% - 0.15%	08/04/21	31,499,623
30,000,000	Crown Castle International Corp.	0.27%	08/11/21	29,997,750
8,100,000	Healthpeak Properties, Inc.	0.14%	08/04/21	8,099,906
25,000,000	Healthpeak Properties, Inc.	0.19%	08/05/21	24,999,472
				94,596,751
	Software — 1.2%
15,500,000	Fidelity National Information Services, Inc.	0.25%	08/06/21	15,499,462
15,500,000	Fidelity National Information Services, Inc.	0.23%	08/23/21	15,497,821

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Software (Continued)
$22,000,000	Fiserv, Inc.	0.15%	08/26/21	$21,997,708
				52,994,991
	Telecommunications — 0.8%
20,000,000	Bell Telephone (The) Co. of Canada or Bell Canada	0.15%	08/06/21	19,999,583
15,000,000	Bell Telephone (The) Co. of Canada or Bell Canada	0.16%	08/19/21	14,998,800
				34,998,383
	Total Commercial Paper			1,469,637,755
	(Cost $1,469,637,755)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 12.0%
	Aerospace/Defense — 0.1%
4,822,000	BAE Systems PLC (b)	4.75%	10/11/21	4,861,370

	Agriculture — 0.1%
6,248,000	BAT International Finance PLC (b)	3.25%	06/07/22	6,390,386

	Auto Manufacturers — 0.2%
5,500,000	BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)	0.96%	08/12/22	5,543,909
1,300,000	BMW Finance N.V. (b)	2.25%	08/12/22	1,326,345
				6,870,254
	Banks — 10.3%
7,158,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b)	0.71%	08/27/21	7,161,070
2,500,000	ANZ New Zealand Int’l Ltd./London, 3 Mo. LIBOR + 1.00% (a) (b)	1.13%	01/25/22	2,512,202
4,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.49% (a) (b)	0.64%	11/21/22	4,026,262
2,000,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	0.93%	08/27/21	2,001,152
10,000,000	Bank of Montreal, Medium-Term Note, SOFR + 0.32% (a)	0.37%	07/09/24	10,013,343
25,000,000	Bank of Nova Scotia (The), SOFR + 0.45% (a)	0.50%	04/15/24	25,130,100
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (a)	0.43%	07/31/24	8,003,659
3,181,000	Barclays Bank PLC	1.70%	05/12/22	3,214,319
6,127,000	Barclays PLC (c)	4.61%	02/15/23	6,263,741
15,000,000	BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)	0.56%	08/09/21	15,000,766
25,000,000	BPCE S.A., Medium-Term Note, 3 Mo. LIBOR + 0.88% (a)	1.02%	05/31/22	25,177,851
17,625,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	0.85%	03/17/23	17,808,434
8,500,000	Canadian Imperial Bank of Commerce, SOFR + 0.34% (a)	0.39%	06/22/23	8,508,893
7,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.70% (a) (b)	0.83%	03/10/22	7,028,931
9,816,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.83% (a)	0.95%	01/10/22	9,853,335
3,407,000	Credit Suisse AG/New York NY	2.10%	11/12/21	3,425,552
5,000,000	Credit Suisse Group AG (b) (c)	3.00%	12/14/23	5,160,790
632,000	Danske Bank A/S (b) (c)	3.00%	09/20/22	633,961
17,510,000	Deutsche Bank AG/New York NY	4.25%	10/14/21	17,643,382
5,078,000	Deutsche Bank AG/New York NY, Series D	5.00%	02/14/22	5,199,187
6,000,000	DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b)	0.75%	12/02/22	6,041,527
6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	0.47%	05/21/24	6,211,368
2,980,000	ING Groep N.V., 3 Mo. LIBOR + 1.15% (a)	1.30%	03/29/22	3,002,720
9,135,000	ING Groep N.V.	3.15%	03/29/22	9,313,079

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (a)	1.15%	10/02/23	$6,103,477
12,527,000	Lloyds Banking Group PLC (c)	2.86%	03/17/23	12,720,624
1,500,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.92% (a)	1.07%	02/22/22	1,507,436
13,685,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	0.92%	07/25/22	13,781,531
9,446,000	Mitsubishi UFJ Financial Group, Inc.	2.67%	07/25/22	9,671,775
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	0.87%	03/02/23	11,091,565
9,200,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	1.26%	09/13/21	9,211,618
5,095,000	Mizuho Financial Group, Inc. (c)	2.72%	07/16/23	5,212,946
1,000,000	National Australia Bank Ltd.	3.38%	09/20/21	1,004,035
13,080,000	National Bank of Canada (c)	0.90%	08/15/23	13,144,016
2,175,000	NatWest Markets PLC, SOFR + 1.66% (a) (b)	1.71%	09/29/22	2,210,755
7,600,000	NatWest Markets PLC, 3 Mo. LIBOR + 1.47% (a)	1.63%	05/15/23	7,675,103
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	0.56%	08/12/24	14,931,771
8,000,000	Royal Bank of Canada, SOFR + 0.36% (a)	0.41%	07/29/24	8,017,606
9,000,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	0.60%	04/29/22	9,029,083
18,454,000	Royal Bank of Canada, Global Medium-Term Note, SOFR + 0.30% (a)	0.35%	01/19/24	18,482,904
1,300,000	Santander UK Group Holdings PLC	3.57%	01/10/23	1,318,073
4,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.65% (a) (b)	0.76%	12/12/22	4,030,983
8,604,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b)	1.33%	09/10/22	8,613,259
4,674,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	1.27%	10/19/21	4,685,558
12,779,000	Sumitomo Mitsui Financial Group, Inc.	2.44%	10/19/21	12,841,158
4,139,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 0.97% (a)	1.09%	01/11/22	4,155,665
9,668,000	Sumitomo Mitsui Financial Group, Inc.	2.78%	07/12/22	9,898,903
4,607,000	Sumitomo Mitsui Financial Group, Inc.	3.10%	01/17/23	4,797,502
11,482,000	UBS AG/London (b)	1.75%	04/21/22	11,597,581
3,000,000	UBS AG/London, SOFR + 0.32% (a) (b)	0.36%	06/01/23	3,009,664
15,681,000	UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b)	1.66%	02/01/22	15,802,866
7,332,000	UBS Group AG (b)	3.49%	05/23/23	7,514,106
3,200,000	UBS Group AG (b) (c)	2.86%	08/15/23	3,279,373
5,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)	0.86%	06/28/22	5,031,977
7,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)	0.52%	01/13/23	7,038,690
				455,747,227
	Beverages — 0.1%
3,105,000	Pernod Ricard SA (b)	4.25%	07/15/22	3,219,611

	Chemicals — 0.1%
5,575,000	Nutrien Ltd.	1.90%	05/13/23	5,711,548

	Diversified Financial Services — 0.1%
4,775,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.95%	02/01/22	4,842,714

	Miscellaneous Manufacturing — 0.4%
9,200,000	Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR + 0.61% (a) (b)	0.73%	03/16/22	9,238,668
6,000,000	Siemens Financieringsmaatschappij N.V., SOFR + 0.43% (a) (b)	0.48%	03/11/24	6,047,887
				15,286,555
	Oil & Gas — 0.5%
2,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a)	0.99%	09/16/21	2,002,111
21,885,000	Canadian Natural Resources Ltd.	3.45%	11/15/21	21,907,994
				23,910,105

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pipelines — 0.1%
$2,000,000	Enbridge, Inc., SOFR + 0.40% (a)	0.43%	02/17/23	$2,004,574
	Total Foreign Corporate Bonds and Notes			528,844,344
	(Cost $527,264,931)

ASSET-BACKED SECURITIES — 7.7%
	American Credit Acceptance Receivables Trust
3,574,447	Series 2020-3, Class A (b)	0.62%	10/13/23	3,576,476
9,763,829	Series 2020-4, Class A (b)	0.53%	03/13/24	9,773,394
10,000,000	Series 2021-3, Class A (b)	0.33%	06/13/25	10,005,842
	Avis Budget Rental Car Funding AESOP LLC
5,373,333	Series 2016-2A, Class A (b)	2.72%	11/20/22	5,397,408
	Carmax Auto Owner Trust
6,599,363	Series 2020-3, Class A2A	0.49%	06/15/23	6,604,758
	Carvana Auto Receivables Trust
9,500,000	Series 2021-P2, Class A2	0.30%	07/10/24	9,504,362
	Countrywide Asset-Backed Certificates
924,209	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 1.13% (a) (b)	1.21%	12/25/34	925,650
	Dell Equipment Finance Trust
63,939	Series 2019-2, Class A2 (b)	1.95%	12/22/21	64,010
20,101,579	Series 2020-2, Class A2 (b)	0.47%	10/24/22	20,128,261
	DT Auto Owner Trust
7,688,021	Series 2020-3A, Class A (b)	0.54%	04/15/24	7,698,706
	Exeter Automobile Receivables Trust
8,415,167	Series 2020-3A, Class A3	0.52%	10/16/23	8,420,716
	First Investors Auto Owner Trust
10,197,364	Series 2021-1A, Class A (b)	0.45%	03/16/26	10,209,540
	Flagship Credit Auto Trust
19,460,059	Series 2020-4, Class A (b)	0.53%	04/15/25	19,503,245
	Ford Credit Auto Lease Trust
16,127,670	Series 2020-A, Class A3	1.85%	03/15/23	16,199,519
2,474,212	Series 2020-B, Class A2A	0.50%	12/15/22	2,475,730
	Foursight Capital Automobile Receivables Trust
1,723,324	Series 2020-1, Class A2 (b)	1.97%	09/15/23	1,725,821
6,560,902	Series 2021-1, Class A2 (b)	0.40%	08/15/24	6,566,880
8,500,000	Series 2021-2, Class A2 (b)	0.40%	04/15/25	8,505,454
	GLS Auto Receivables Issuer Trust
3,590,896	Series 2020-4A, Class A (b)	0.52%	02/15/24	3,594,652
12,252,958	Series 2021-2A, Class A (b)	0.31%	11/15/24	12,254,434
	GSAA Home Equity Trust
370,948	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.74% (a)	0.83%	10/25/35	371,734
	Honda Auto Receivables Owner Trust
2,120,147	Series 2020-1, Class A2	1.63%	10/21/22	2,124,910
	HPEFS Equipment Trust
3,358,798	Series 2020-1A, Class A2 (b)	1.73%	02/20/30	3,368,607
	Hyundai Auto Lease Securitization Trust
20,000,000	Series 2019-B, Class B (b)	2.13%	11/15/23	20,183,300
	Mercedes-Benz Auto Lease Trust
10,646,609	Series 2019-B, Class A3	2.00%	10/17/22	10,721,683
	Mill City Mortgage Loan Trust
1,024,189	Series 2016-1, Class A1 (b)	2.50%	04/25/57	1,029,330

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	MVW Owner Trust
$2,829,932	Series 2018-1A, Class A (b)	3.45%	01/21/36	$2,939,220
	Nationstar Home Equity Loan Trust
1,477,530	Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)	0.37%	09/25/36	1,476,470
	OSCAR US Funding Trust IX LLC
304,260	Series 2018-2A, Class A3 (b)	3.39%	09/12/22	305,224
6,130,000	Series 2018-2A, Class A4 (b)	3.63%	09/10/25	6,314,820
	OSCAR US Funding Trust VII LLC
1,774,928	Series 2017-2A, Class A4 (b)	2.76%	12/10/24	1,794,932
	OSCAR US Funding Trust VIII LLC
2,528,542	Series 2018-1A, Class A4 (b)	3.50%	05/12/25	2,582,121
	OSCAR US Funding X LLC
8,781,641	Series 2019-1A, Class A3 (b)	3.18%	05/10/23	8,875,829
	OSCAR US Funding XI LLC
7,376,864	Series 2019-2A, Class A3 (b)	2.59%	09/11/23	7,465,386
	OSCAR US Funding XIII LLC
10,000,000	Series 2021-2A, Class A2 (b)	0.39%	08/12/24	9,999,100
	Santander Consumer Auto Receivables Trust
646,469	Series 2020-AA, Class A (b)	1.37%	10/15/24	650,599
10,500,000	Series 2020-BA, Class A3 (b)	0.46%	08/15/24	10,516,519
	Santander Drive Auto Receivables Trust
2,052,123	Series 2020-3, Class A2	0.46%	09/15/23	2,052,672
8,500,000	Series 2020-4, Class A3	0.48%	07/15/24	8,516,298
	Santander Retail Auto Lease Trust
7,630,000	Series 2019-C, Class A4 (b)	1.93%	11/20/23	7,751,711
8,150,000	Series 2021-B, Class A2 (b)	0.31%	01/22/24	8,152,544
	Securitized Term Auto Receivables Trust
178,754	Series 2018-2A, Class A3 (b)	3.33%	08/25/22	179,342
1,461,896	Series 2019-1A, Class A3 (b)	2.99%	02/27/23	1,474,405
	Sierra Timeshare Receivables Funding LLC
2,733,304	Series 2016-3A, Class A (b)	2.43%	10/20/33	2,744,737
7,503,296	Series 2018-2A, Class A (b)	3.50%	06/20/35	7,786,337
	Towd Point Mortgage Trust
5,405,361	Series 2015-6, Class A1B (b)	2.75%	04/25/55	5,429,296
392,151	Series 2016-1, Class A1B (b)	2.75%	02/25/55	392,936
4,232,772	Series 2016-2, Class A1 (b)	3.00%	08/25/55	4,275,043
962,829	Series 2016-3, Class A1 (b)	2.25%	04/25/56	966,948
	Tricolor Auto Securitization Trust
10,250,000	Series 2021-1A, Class A (b)	0.74%	04/15/24	10,257,113
	Verizon Owner Trust
649,342	Series 2018-A, Class A1A	3.23%	04/20/23	653,584
	Westlake Automobile Receivables Trust
5,770,484	Series 2020-1A, Class A2 (b)	1.44%	09/15/23	5,789,144
13,750,000	Series 2021-2A, Class A2A (b)	0.32%	04/15/25	13,757,923
	World Omni Select Auto Trust
6,576,524	Series 2020-A, Class A2	0.47%	06/17/24	6,582,267
	Total Asset-Backed Securities			340,616,942
	(Cost $340,623,585)

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 4.9%
	Collateralized Mortgage Obligations — 3.5%
	BRAVO Residential Funding Trust
$10,425,042	Series 2021-NQM1, Class A1 (b)	0.94%	02/25/49	$10,452,430
	CIM Trust
3,940,688	Series 2019-INV1, Class A2, 1 Mo. LIBOR + 1.00% (a) (b)	1.09%	02/25/49	3,944,624
1,684,118	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	1.04%	05/25/49	1,685,961
9,564,596	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	1.04%	08/25/49	9,573,117
	COLT Mortgage Loan Trust
5,049,218	Series 2020-1, Class A1 (b)	2.49%	02/25/50	5,076,357
939,828	Series 2020-1R, Class A2 (b)	1.51%	09/25/65	943,349
9,369,751	Series 2020-2R, Class A1 (b)	1.33%	10/26/65	9,393,945
	Credit Suisse Mortgage Trust
11,430,555	Series 2019-AFC1, Class A1, steps up to 3.57% on 08/26/23 (b) (e)	2.57%	07/25/49	11,609,622
12,066,437	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/26/24 (b) (e)	1.21%	05/25/65	12,148,730
	Deephaven Residential Mortgage Trust
4,701,441	Series 2019-4A, Class A1 (b)	2.79%	10/25/59	4,738,156
	GCAT Trust
11,689,993	Series 2020-NQM1, Class A1, steps up to 3.25% on 02/26/24 (b) (e)	2.25%	01/25/60	11,867,047
	JP Morgan Mortgage Trust
7,233,300	Series 2019-7, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	0.99%	02/25/50	7,247,730
512,229	Series 2019-8, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	0.94%	03/25/50	515,160
7,362,981	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	1.04%	10/25/49	7,411,344
3,535,995	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	0.99%	12/25/49	3,543,940
2,142,836	Series 2019-LTV3, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	0.94%	03/25/50	2,143,265
895,627	Series 2020-1, Class A4 (b)	3.50%	06/25/50	898,583
7,951,734	Series 2020-2, Class A11, 1 Mo. LIBOR + 0.80% (a) (b)	0.89%	07/25/50	7,951,754
2,844,107	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	1.09%	06/25/50	2,858,525
	OBX Trust
9,010,306	Series 2019-EXP3, Class 2A1A, 1 Mo. LIBOR + 0.90% (a) (b)	0.99%	10/25/59	9,030,176
982,445	Series 2020-EXP1, Class 2A1A, 1 Mo. LIBOR + 0.75% (a) (b)	0.84%	02/25/60	984,547
3,828,992	Series 2020-INV1, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	0.99%	12/25/49	3,830,235
	Residential Mortgage Loan Trust
1,554,516	Series 2019-3, Class A2 (b)	2.94%	09/25/59	1,578,164
	Starwood Mortgage Residential Trust
15,537,185	Series 2020-1, Class A1 (b)	2.28%	02/25/50	15,741,866
	Verus Securitization Trust
3,300,365	Series 2019-4, Class A2, steps up to 3.85% on 10/26/23 (b) (e)	2.85%	11/25/59	3,367,358
2,278,094	Series 2019-INV2, Class A2, steps up to 3.95% on 08/25/23 (b) (e)	3.12%	07/25/59	2,309,672
2,379,751	Series 2020-4, Class A2, steps up to 2.91% on 07/26/24 (b) (e)	1.91%	05/25/65	2,409,229
				153,254,886
	Commercial Mortgage-Backed Securities — 1.4%
	BX Commercial Mortgage Trust
7,605,264	Series 2018-IND, Class A, 1 Mo. LIBOR + 0.75% (a) (b)	0.84%	11/15/35	7,623,124
	Citigroup Commercial Mortgage Trust
980,958	Series 2012-GC8, Class AAB	2.61%	09/10/45	988,845
	COMM Mortgage Trust
5,309,195	Series 2013-CR9, Class ASB	3.83%	07/10/45	5,474,072
	GS Mortgage Securities Corp II
2,725,000	Series 2013-GC10, Class A5	2.94%	02/10/46	2,808,596

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$7,277,965	Series 2012-C8, Class A3	2.83%	10/15/45	$7,405,395
13,870,123	Series 2012-HSBC, Class A (b)	3.09%	07/05/32	14,131,562
	KNDL Mortgage Trust
4,100,000	Series 2019-KNSQ, Class A, 1 Mo. LIBOR + 0.80% (a) (b)	0.89%	05/15/36	4,107,679
	Morgan Stanley Capital I Trust
10,743,000	Series 2017-CLS, Class A, 1 Mo. LIBOR + 0.70% (a) (b)	0.79%	11/15/34	10,754,360
	UBS Commercial Mortgage Trust
7,305,056	Series 2012-C1, Class A3	3.40%	05/10/45	7,353,187
	VNDO Mortgage Trust
4,028,082	Series 2012-6AVE, Class A (b)	3.00%	11/15/30	4,129,995
				64,776,815
	Total Mortgage-Backed Securities			218,031,701
	(Cost $218,489,694)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
756,859	Series 2003-2723, Class KN	5.00%	12/15/23	781,468
1,182,024	Series 2004-2783, Class YB	5.00%	04/15/24	1,224,792
10,181	Series 2012-4011, Class KM	2.00%	03/15/22	10,208
587,198	Series 2013-4199, Class YV	3.50%	05/15/26	589,437
682,532	Series 2014-4387, Class DE	2.00%	01/15/32	694,724
1,368,407	Series 2018-4821, Class BC	3.00%	12/15/44	1,373,506
	Federal National Mortgage Association
3,557	Series 2009-14, Class EB	4.50%	03/25/24	3,636
1,669	Series 2009-52, Class AJ	4.00%	07/25/24	1,700
84	Series 2011-15, Class HT	5.50%	03/25/26	85
188	Series 2011-86, Class DC	2.00%	09/25/21	187
2,359,816	Series 2013-74, Class EL	3.00%	04/25/41	2,387,346
156,991	Series 2013-74, Class HA	3.00%	10/25/37	156,960
3,666,161	Series 2014-20, Class NA	3.00%	06/25/33	3,834,729
3,840,191	Series 2015-28, Class GC	2.50%	06/25/34	3,953,922
				15,012,700
	Commercial Mortgage-Backed Securities — 1.3%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,985,483	Series 2013-K025, Class A1	1.88%	04/25/22	1,988,678
3,592,978	Series 2013-K027, Class A1	1.79%	09/25/22	3,617,872
466,878	Series 2013-K029, Class A1	2.84%	10/25/22	470,286
4,325,704	Series 2013-K032, Class A1	3.02%	02/25/23	4,418,473
3,907,040	Series 2013-K034, Class A1	2.67%	02/25/23	3,961,913
4,435,240	Series 2013-KSMC, Class A1	1.95%	01/25/23	4,491,050
3,738,065	Series 2014-K036, Class A1	2.78%	04/25/23	3,823,730
3,997,738	Series 2015-K720, Class A1	2.32%	11/25/21	4,011,574
4,813,200	Series 2017-K727, Class A1	2.63%	10/25/23	4,893,916
	FREMF Mortgage Trust
23,047,000	Series 2012-K17, Class B (b) (f)	4.32%	12/25/44	23,343,869
1,895,000	Series 2012-K19, Class B (b) (f)	4.01%	05/25/45	1,934,713
				56,956,074

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
$1,054	Pool G13204	6.00%	11/01/22	$1,060
148	Pool G14035	5.50%	12/01/21	148
30,171	Pool G15435	5.00%	11/01/24	31,434
9,165	Pool G15821	5.00%	07/01/25	9,553
19,301	Pool G15874	5.00%	06/01/26	20,122
	Federal National Mortgage Association
13	Pool 888932	4.50%	11/01/22	13
5,530	Pool 890403	6.00%	05/01/23	5,574
4,342	Pool 901931	6.00%	10/01/21	4,348
51,573	Pool 962078	4.50%	03/01/23	54,023
19	Pool AD0285	5.00%	09/01/22	20
64	Pool AD0402	5.00%	02/01/23	67
272	Pool AE0237	5.50%	11/01/23	274
7,071	Pool AE0812	5.00%	07/01/25	7,372
41,118	Pool AL5764	5.00%	09/01/25	42,850
26,671	Pool AL5812	5.50%	05/01/25	27,094
16,769	Pool AL6212	4.50%	01/01/27	17,566
51,540	Pool AL6798	5.00%	09/01/25	53,703
78	Pool AL8539	4.50%	01/01/27	82
299,542	Pool BM1299	5.00%	03/01/27	312,281
74,386	Pool MA1030	3.00%	04/01/22	78,213
	Government National Mortgage Association
13,121	Pool 783524	5.00%	09/15/24	13,603
				679,400
	Total U.S. Government Agency Mortgage-Backed Securities			72,648,174
	(Cost $73,195,885)

U.S. GOVERNMENT NOTES — 0.9%
40,000,000	U.S. Treasury Note	1.50%	11/30/21	40,190,512
	Total U.S. Government Notes			40,190,512
	(Cost $39,950,883)

CERTIFICATES OF DEPOSIT — 0.3%
	Banks — 0.3%
15,000,000	Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (a)	0.47%	11/19/21	15,015,517
	Total Certificates of Deposit			15,015,517
	(Cost $15,000,000)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 0.1%
	Technology Hardware, Storage & Peripherals — 0.1%
5,000,000	Dell International LLC, Term Loan B-2, 1 Mo. LIBOR + 1.75%, 0.25% Floor	2.00%	09/19/25	4,991,050
	Total Senior Floating-Rate Loan Interests			4,991,050
	(Cost $5,000,000)

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Description	Value

Total Investments — 101.0%	$4,464,468,504
(Cost $4,459,242,008) (i)
Net Other Assets and Liabilities — (1.0)%	(46,319,434)
Net Assets — 100.0%	$4,418,149,070

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $960,945,318 or 21.7% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,015,023 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,788,527. The net unrealized appreciation was $5,226,496.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,774,492,509	$—	$1,774,492,509	$—
Commercial Paper*	1,469,637,755	—	1,469,637,755	—
Foreign Corporate Bonds and Notes*	528,844,344	—	528,844,344	—
Asset-Backed Securities	340,616,942	—	340,616,942	—
Mortgage-Backed Securities	218,031,701	—	218,031,701	—
U.S. Government Agency Mortgage-Backed Securities	72,648,174	—	72,648,174	—
U.S. Government Notes	40,190,512	—	40,190,512	—
Certificates of Deposit*	15,015,517	—	15,015,517	—
Senior Floating-Rate Loan Interests*	4,991,050	—	4,991,050	—
Total Investments	$4,464,468,504	$—	$4,464,468,504	$—

* See Portfolio of Investments for industry breakout.

Restricted Securities

As of July 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Secured Forward-Backed Note 2021-05, Series 1, 3 Mo. LIBOR + 0.30%, 0.45%, 12/28/21	06/18/21	$15,000,000	$100.12	$15,000,000	$15,017,400	0.34%

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments
July 31, 2021 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 54.6%

	Capital Markets — 54.6%
183,096	First Trust Emerging Markets Local Currency Bond ETF (a)	$6,282,426
122,151	First Trust Institutional Preferred Securities and Income ETF (a)	2,534,633
30,010	First Trust Long Duration Opportunities ETF (a)	845,532
62,000	First Trust Low Duration Opportunities ETF (a)	3,150,840
367,959	First Trust Preferred Securities and Income ETF (a)	7,598,353
242,785	First Trust Senior Loan ETF (a)	11,607,551
18,994	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,141,194
1,000	ProShares Short 20+ Year Treasury (b)	16,210
	Total Exchange-Traded Funds	34,176,739
	(Cost $34,310,219)

COMMON STOCKS — 33.7%

	Aerospace & Defense — 0.2%
1,076	National Presto Industries, Inc.	103,813

	Auto Components — 1.0%
4,131	LCI Industries	602,382

	Banks — 4.7%
2,618	Community Trust Bancorp, Inc.	104,092
14,870	CVB Financial Corp.	283,422
2,807	Financial Institutions, Inc.	82,638
11,974	First Busey Corp.	282,586
7,318	First Interstate BancSystem, Inc., Class A	306,771
5,955	First of Long Island (The) Corp.	128,330
19,533	Fulton Financial Corp.	299,246
8,517	NBT Bancorp, Inc.	296,817
2,336	Park National Corp.	266,094
8,647	Trustmark Corp.	259,583
8,447	United Bankshares, Inc.	291,759
4,886	Washington Trust Bancorp, Inc.	238,193
2,187	Westamerica BanCorp	121,488
		2,961,019

	Capital Markets — 0.6%
4,514	State Street Corp.	393,350

	Construction & Engineering — 0.2%
1,606	Quanta Services, Inc.	145,985

	Electric Utilities — 7.8%
4,515	Alliant Energy Corp.	264,263
2,767	American Electric Power Co., Inc.	243,828
296	Duke Energy Corp.	31,113
6,625	Evergy, Inc.	432,082
5,443	Eversource Energy	469,568
2,633	Exelon Corp.	123,224
2,641	Fortis, Inc. (CAD)	119,772
9,235	Hawaiian Electric Industries, Inc.	400,245

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Electric Utilities (Continued)
7,010	IDACORP, Inc.	$739,204
4,473	MGE Energy, Inc.	349,431
6,346	NextEra Energy, Inc.	494,353
5,968	Otter Tail Corp.	303,115
5,161	Pinnacle West Capital Corp.	431,202
4,194	PPL Corp.	118,984
2,902	Southern (The) Co.	185,351
2,932	Xcel Energy, Inc.	200,109
		4,905,844

	Electrical Equipment — 1.0%
5,992	Emerson Electric Co.	604,533

	Gas Utilities — 3.0%
18,712	AltaGas Ltd. (CAD)	396,108
3,040	Atmos Energy Corp.	299,714
242	Chesapeake Utilities Corp.	30,151
4,454	New Jersey Resources Corp.	171,568
3,928	ONE Gas, Inc.	289,808
6,457	Southwest Gas Holdings, Inc.	451,538
5,054	UGI Corp.	232,433
		1,871,320

	Insurance — 1.7%
1,759	Erie Indemnity Co., Class A	325,222
7,201	Sun Life Financial, Inc.	374,668
2,476	Travelers (The) Cos., Inc.	368,726
		1,068,616

	IT Services — 0.9%
25,886	Infosys Ltd., ADR	572,598

	Machinery — 0.9%
2,551	Snap-on, Inc.	556,067

	Multi-Utilities — 3.7%
1,651	ATCO Ltd., Class I (CAD)	59,656
892	Black Hills Corp.	60,344
9,618	CenterPoint Energy, Inc.	244,874
2,970	CMS Energy Corp.	183,516
2,382	Dominion Energy, Inc.	178,341
1,266	DTE Energy Co.	148,527
13,140	MDU Resources Group, Inc.	416,801
7,822	Public Service Enterprise Group, Inc.	486,763
3,531	Sempra Energy	461,325
657	WEC Energy Group, Inc.	61,850
		2,301,997

	Oil, Gas & Consumable Fuels — 3.2%
2,677	Cheniere Energy, Inc. (b)	227,358
1,470	DT Midstream, Inc.	62,328
8,752	Enbridge, Inc.	344,391
3,460	Equitrans Midstream Corp.	28,441

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Oil, Gas & Consumable Fuels (Continued)
4,333	Keyera Corp. (CAD)	$116,000
6,439	Kinder Morgan, Inc.	111,910
1,046	ONEOK, Inc.	54,361
14,147	TC Energy Corp.	689,383
15,419	Williams (The) Cos., Inc.	386,246
		2,020,418

	Pharmaceuticals — 1.0%
6,627	Novo Nordisk A/S, ADR	613,660

	Semiconductors & Semiconductor Equipment — 0.9%
2,999	Texas Instruments, Inc.	571,669

	Thrifts & Mortgage Finance — 1.0%
30,002	Capitol Federal Financial, Inc.	332,722
14,995	Provident Financial Services, Inc.	323,892
		656,614

	Trading Companies & Distributors — 1.9%
11,130	Fastenal Co.	609,590
1,996	Watsco, Inc.	563,750
		1,173,340
	Total Common Stocks	21,123,225
	(Cost $20,068,156)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 6.4%

	Chemicals — 0.5%
10,762	Westlake Chemical Partners, L.P.	287,560

	Gas Utilities — 0.0%
1,873	Suburban Propane Partners, L.P.	30,305

	Independent Power and Renewable Electricity Producers — 1.0%
7,670	NextEra Energy Partners, L.P. (c)	594,655

	Oil, Gas & Consumable Fuels — 4.9%
9,213	Cheniere Energy Partners, L.P.	389,434
10,877	Energy Transfer, L.P.	107,247
40,843	Enterprise Products Partners, L.P.	921,827
6,915	Hess Midstream, L.P., Class A (c)	178,960
7,735	Holly Energy Partners, L.P.	159,341
16,673	Magellan Midstream Partners, L.P.	776,962
30,942	Plains All American Pipeline, L.P.	309,729
11,804	Shell Midstream Partners, L.P.	163,485
3,828	Teekay LNG Partners, L.P. (c)	55,468
		3,062,453
	Total Master Limited Partnerships	3,974,973
	(Cost $3,564,484)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS — 2.5%

	Equity Real Estate Investment Trusts — 2.5%
2,789	AvalonBay Communities, Inc.	$635,418
19,777	Four Corners Property Trust, Inc.	567,798
11,359	Getty Realty Corp.	358,831
	Total Real Estate Investment Trusts	1,562,047
	(Cost $1,399,429)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%

	Collateralized Mortgage Obligations — 0.7%
	Federal Home Loan Mortgage Corporation
$6,667	Series 1998-192, Class IO, IO, STRIPS	6.50%	02/01/28	895
65,000	Series 2003-2669, Class LL	5.50%	08/15/33	74,230
77,033	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.51%	02/15/36	12,016
4,819	Series 2006-3200, Class PO, PO	(e)	08/15/36	4,537
6,103	Series 2007-3373, Class TO, PO	(e)	04/15/37	5,700
4,050	Series 2011-3917, Class AI, IO	4.50%	07/15/26	124
539,740	Series 2016-4619, Class IB, IO	4.00%	12/15/47	17,194
	Federal National Mortgage Association
1,093	Series 1992-205, Class Z	7.00%	11/25/22	1,127
5,575	Series 1993-176, Class E, PO	(e)	08/25/23	5,565
5,506	Series 1993-247, Class 2, IO, STRIPS	7.50%	10/25/23	223
37,852	Series 1997-22, Class PC	4.50%	03/18/27	40,466
523	Series 2002-1, Class HC	6.50%	02/25/22	526
52,417	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	8,397
11,160	Series 2003-W2, Class 1A1	6.50%	07/25/42	13,086
35,111	Series 2004-T2, Class 1PO, PO	(e)	11/25/43	33,408
6,921	Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (f)	0.37%	01/25/37	6,945
42,460	Series 2007-32, Class KT	5.50%	04/25/37	48,252
10,024	Series 2007-42, Class AO, PO	(e)	05/25/37	9,328
9,026	Series 2008-44, Class PO, PO	(e)	05/25/38	8,150
46,136	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	6,783
112,463	Series 2015-14, Class IK, IO	0.75%	03/25/45	9,779
	Government National Mortgage Association
11,596	Series 2003-7, Class TA	4.50%	11/16/32	11,848
17,440	Series 2003-52, Class AP, PO	(e)	06/16/33	16,727
38,457	Series 2004-47, Class PD	6.00%	06/16/34	42,383
4,842	Series 2005-17, Class AD	5.00%	02/20/35	5,260
7,790	Series 2010-84, Class YB	4.00%	07/20/40	8,547
20,243	Series 2010-111, Class JA	2.50%	09/16/40	20,840
18,564	Series 2013-20, Class KI, IO	5.00%	01/20/43	2,086
1,356	Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (f)	4.43%	08/20/39	1,360
16,962	Series 2013-67, Class PI, IO	4.00%	12/16/42	1,622
				417,404
	Pass-through Securities — 1.3%
	Federal Home Loan Mortgage Corporation
42,453	Pool A47829	4.00%	08/01/35	46,640
55,478	Pool A80290	5.00%	11/01/35	63,241
34,295	Pool A94951	4.00%	11/01/40	38,044
17,805	Pool A95134	4.50%	11/01/40	19,908
21,183	Pool A97601	4.50%	03/01/41	23,777

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$8,430	Pool G03523	6.00%	11/01/37	$9,985
20,972	Pool G06501	4.00%	04/01/41	23,106
33,070	Pool G07286	6.50%	09/01/39	38,517
7,599	Pool G13124	6.00%	12/01/22	7,753
2,874	Pool G13465	6.00%	01/01/24	2,919
12,023	Pool G13790	4.50%	04/01/25	12,605
14,564	Pool G13844	4.50%	07/01/25	15,439
6,070	Pool G14184	5.00%	07/01/25	6,326
16,114	Pool G15725	4.50%	09/01/26	16,991
5,019	Pool O20138	5.00%	11/01/30	5,513
20,808	Pool Q05201	4.00%	12/01/41	23,066
	Federal National Mortgage Association
53,503	Pool 724888	5.50%	06/01/33	58,286
12,213	Pool 888112	6.50%	12/01/36	14,388
2,808	Pool 889780	5.50%	03/01/23	2,871
0	Pool 890206	5.50%	10/01/21	1
12	Pool 897936	5.50%	08/01/21	12
2,019	Pool 923171	7.50%	03/01/37	2,262
15,022	Pool 977130	5.50%	08/01/23	15,451
6,081	Pool 983629	4.50%	05/01/23	6,370
6,615	Pool 995400	7.00%	06/01/23	6,757
33,067	Pool 995700	6.50%	03/01/27	37,205
18,194	Pool AB2265	4.00%	02/01/41	20,280
6,021	Pool AI1191	4.50%	04/01/41	6,730
22,620	Pool AI7800	4.50%	07/01/41	25,283
16,962	Pool AJ5299	4.00%	11/01/41	18,907
27,157	Pool AJ5300	4.00%	11/01/41	30,002
27,608	Pool AK3103	4.00%	02/01/42	30,465
33,617	Pool AL1024	4.50%	07/01/26	35,830
4,922	Pool AL6304	5.50%	09/01/25	5,084
36,641	Pool AU4726	4.00%	09/01/43	40,476
	Government National Mortgage Association
11,363	Pool 3500	5.50%	01/20/34	13,234
6,097	Pool 3513	5.00%	02/20/34	6,850
13,785	Pool 3555	5.00%	05/20/34	15,492
35,012	Pool 3975	5.50%	04/20/37	41,215
8,646	Pool 4230	6.00%	09/20/23	8,965
29,626	Pool 609116	4.50%	02/15/44	34,350
6,253	Pool MA2293	3.50%	10/20/44	6,485
				837,081
	Total U.S. Government Agency Mortgage-Backed Securities			1,254,485
	(Cost $1,229,371)

ASSET-BACKED SECURITIES — 0.0%

	First Alliance Mortgage Loan Trust
13,296	Series 1999-1, Class A1	7.18%	06/20/30	13,652
	Total Asset-Backed Securities			13,652
	(Cost $13,296)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 0.0%

	Collateralized Mortgage Obligations — 0.0%
	Residential Accredit Loans, Inc.
$1,653	Series 2003-QS5, Class A2, 1 Mo. LIBOR × -1.83 + 14.76% (d)	14.59%	03/25/18	$1,570
1,443	Series 2003-QS14, Class A1	5.00%	07/25/18	1,440
769	Series 2003-QS20, Class CB	5.00%	11/25/18	810
	Structured Asset Securities Corp.
7,331	Series 2003-37A, Class 3A7 (g)	2.37%	12/25/33	7,422
	Total Mortgage-Backed Securities			11,242
	(Cost $11,243)

	Total Investments — 99.2%			62,116,363
	(Cost $60,596,198) (h)
	Net Other Assets and Liabilities — 0.8%			515,741
	Net Assets — 100.0%			$62,632,104

Futures Contracts at July 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Short	3	Sep-2021	$(373,336)	$(301)
U.S. 10-Year Treasury Notes	Short	1	Sep-2021	(134,453)	(192)
				$(507,789)	$(493)

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Inverse floating rate security.
(e)	Zero coupon security.
(f)	Floating or variable rate security.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,279,429 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $759,757. The net unrealized appreciation was $1,519,672. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt.
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:

CAD	Canadian Dollar

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$34,176,739	$34,176,739	$—	$—
Common Stocks*	21,123,225	21,123,225	—	—
Master Limited Partnerships*	3,974,973	3,974,973	—	—
Real Estate Investment Trusts*	1,562,047	1,562,047	—	—
U.S. Government Agency Mortgage-Backed Securities	1,254,485	—	1,254,485	—
Asset-Backed Securities	13,652	—	13,652	—
Mortgage-Backed Securities	11,242	—	11,242	—
Total Investments	$62,116,363	$60,836,984	$1,279,379	$—

LIABILITIES TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(493)	$(493)	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2021, and for the fiscal year-to-date period (November 1, 2020 to July 31, 2021) are as follows:

Security Name	Shares at 7/31/2021	Value at 10/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2021	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	183,096	$6,834,406	$12,044,261	$(12,641,923)	$235,352	$(189,670)	$6,282,426	$375,804
First Trust Institutional Preferred Securities and Income ETF	122,151	2,432,876	2,691,301	(2,780,777)	92,231	99,002	2,534,633	90,053
First Trust Long Duration Opportunities ETF	30,010	525,330	335,680	—	(15,478)	—	845,532	19,687
First Trust Low Duration Opportunities ETF	62,000	5,357,040	6,217,292	(8,370,063)	(32,001)	(21,428)	3,150,840	69,390
First Trust Preferred Securities and Income ETF	367,959	7,281,495	8,027,358	(8,345,167)	177,765	456,902	7,598,353	269,062
First Trust Senior Loan ETF	242,785	—	11,660,964	—	(53,413)	—	11,607,551	32,776
First Trust Tactical High Yield ETF	—	8,954,370	10,208,059	(19,473,580)	(271,178)	582,329	—	370,214
Total Investments in Affiliates		$31,385,517	$51,184,915	$(51,611,510)	$133,278	$927,135	$32,019,335	$1,226,986

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 84.2%

	Asset-Backed Securities — 0.0%
	Federal National Mortgage Association Grantor Trust
$261,510	Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.22% (a)	0.31%	07/25/32	$256,181
	Collateralized Mortgage Obligations — 26.9%
	Federal Home Loan Mortgage Corporation
6,502	Series 1992-133, Class B, IO, STRIPS (b)	8.50%	06/01/22	138
6,475	Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)	0.92%	03/15/22	6,473
6,126	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	1.24%	04/15/23	6,163
4,972	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	0.86%	08/15/23	4,915
50,805	Series 1993-1579, Class PM	6.70%	09/15/23	53,406
41,029	Series 1993-1630, Class PK	6.00%	11/15/23	43,128
2,635	Series 1993-1643, Class PK	6.50%	12/15/23	2,738
130,667	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	1.59%	04/15/24	132,250
1,360	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	131
6,224	Series 1998-2102, Class Z	6.00%	12/15/28	7,002
582,092	Series 1999-21, Class A, 1 Mo. LIBOR + 0.36% (a)	0.45%	10/25/29	580,210
1,015	Series 2001-2365, Class LO, PO	(c)	09/15/31	1,014
163,976	Series 2002-48, Class 1A (d)	4.67%	07/25/33	182,147
32,153	Series 2002-2405, Class BF	7.00%	03/25/24	33,750
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	185,586
114,904	Series 2002-2427, Class GE	6.00%	03/15/32	134,854
185,674	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (e)	7.81%	01/15/29	26,314
13,068	Series 2003-58, Class 2A	6.50%	09/25/43	15,177
233,784	Series 2003-2557, Class HL	5.30%	01/15/33	269,592
145,850	Series 2003-2564, Class AC	5.50%	02/15/33	166,863
356,139	Series 2003-2574, Class PE	5.50%	02/15/33	413,139
151,977	Series 2003-2577, Class LI, IO	5.50%	02/15/33	22,399
1,240,000	Series 2003-2581, Class LL	5.25%	03/15/33	1,385,661
148,150	Series 2003-2586, Class TG	5.50%	03/15/23	151,758
48,003	Series 2003-2597, Class AE	5.50%	04/15/33	52,168
1,536,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,729,119
246,523	Series 2003-2626, Class ZW	5.00%	06/15/33	270,834
537,421	Series 2003-2626, Class ZX	5.00%	06/15/33	630,312
87,000	Series 2003-2669, Class LL	5.50%	08/15/33	99,354
32,000	Series 2003-2676, Class LL	5.50%	09/15/33	36,013
527,144	Series 2004-2771, Class NL	6.00%	03/15/34	600,803
392,670	Series 2004-2793, Class PE	5.00%	05/15/34	446,830
1,006,773	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (e)	6.96%	07/15/32	168,576
170,241	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (e)	7.81%	12/15/32	30,866
136,061	Series 2004-2890, Class ZA	5.00%	11/15/34	156,298
589,177	Series 2004-2891, Class ZA	6.50%	11/15/34	849,235
390,275	Series 2004-2907, Class DZ	4.00%	12/15/34	424,021
1,354,103	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	201,031
1,016,606	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	150,054
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	971,887
131,174	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (e)	6.60%	08/15/35	27,519
2,751,595	Series 2005-3054, Class ZW	6.00%	10/15/35	3,102,013
21,262	Series 2005-3074, Class ZH	5.50%	11/15/35	28,828
306,814	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	48,455
281,088	Series 2006-243, Class 11, IO, STRIPS (f)	7.00%	08/15/36	56,992

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$381,864	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (e)	6.51%	02/15/36	$59,563
64,928	Series 2006-3117, Class ZU	6.00%	02/15/36	95,193
26,521	Series 2006-3150, Class DZ	5.50%	05/15/36	30,958
1,714,304	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)	0.44%	05/15/36	1,723,415
2,629,955	Series 2006-3196, Class ZK	6.50%	04/15/32	3,552,234
1,519,768	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (e)	6.51%	09/15/36	318,333
493,344	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)	0.62%	04/15/32	499,622
148,693	Series 2006-3245, Class PO, PO	(c)	11/15/36	143,465
1,073,205	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (e)	6.32%	01/15/37	122,765
37,536	Series 2007-3274, Class B	6.00%	02/15/37	42,992
245,585	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 -16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	240,518
39,909	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	0.39%	07/15/37	40,189
55,651	Series 2007-3349, Class MY	5.50%	07/15/37	64,913
118,630	Series 2007-3360, Class CB	5.50%	08/15/37	136,531
1,280,263	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)	0.71%	10/15/47	1,307,677
94,656	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	0.44%	11/15/36	93,511
241,818	Series 2008-3406, Class B	6.00%	01/15/38	276,007
107,773	Series 2008-3413, Class B	5.50%	04/15/37	122,832
255,840	Series 2008-3420, Class AZ	5.50%	02/15/38	298,747
176,615	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (e)	5.96%	05/15/38	10,710
3,168,635	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.01%	04/15/39	587,301
33,487	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (e)	19.41%	06/15/36	44,304
1,190,438	Series 2009-3542, Class ZP	5.00%	06/15/39	1,438,569
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	204,045
724,919	Series 2009-3563, Class ZP	5.00%	08/15/39	912,996
1,950,213	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (e)	6.71%	09/15/39	300,091
32,347	Series 2009-3585, Class QZ	5.00%	08/15/39	38,463
144,998	Series 2009-3587, Class FX, 1 Mo. LIBOR (a)	0.09%	12/15/37	134,477
611,876	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	0.59%	03/15/36	613,982
1,731,600	Series 2009-3605, Class NC	5.50%	06/15/37	2,021,042
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	575,501
522,204	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (e)	17.19%	02/15/40	731,007
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	116,536
661,000	Series 2010-3667, Class PL	5.00%	05/15/40	748,963
1,906	Series 2010-3688, Class HI, IO (b)	5.00%	11/15/21	4
79,996	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	0.69%	07/15/40	81,160
1,127,733	Series 2010-3704, Class ED	4.00%	12/15/36	1,171,438
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	485,087
580,870	Series 2010-3735, Class IK, IO	3.50%	10/15/25	24,513
100,086	Series 2010-3735, Class JI, IO	4.50%	10/15/30	10,765
316,433	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	10/15/40	62,378
80,429	Series 2010-3770, Class GZ	4.50%	10/15/40	110,020
312,000	Series 2010-3780, Class AV	4.00%	04/15/31	331,669
78,741	Series 2011-3795, Class ED	3.00%	10/15/39	80,439
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	713,686
263,425	Series 2011-3819, Class ZQ	6.00%	04/15/36	312,828
3,542,007	Series 2011-3820, Class GZ	5.00%	03/15/41	4,256,056
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	344,880

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (e)	12.92%	02/15/41	$231,145
972,625	Series 2011-3841, Class JZ	5.00%	04/15/41	1,131,083
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (e)	22.25%	04/15/41	209,543
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	363,680
734,712	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	05/15/41	113,070
3,188,665	Series 2011-3860, Class PZ	5.00%	05/15/41	3,725,319
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	633,761
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,583,560
1,775,836	Series 2011-3925, Class ZD	4.50%	09/15/41	2,202,908
233,244	Series 2011-3926, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (e)	6.46%	05/15/40	6,965
2,440,455	Series 2011-3935, Class HZ	4.50%	10/15/41	3,028,212
9,731	Series 2011-3935, Class LI, IO (b)	3.00%	10/15/21	1
12,087,786	Series 2011-3954, Class GS, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	11/15/41	2,433,744
117,225	Series 2011-3956, Class KI, IO (b)	3.00%	11/15/21	261
38,619	Series 2011-3968, Class AI, IO (b)	3.00%	12/15/21	99
485,262	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	08/15/42	94,541
14,335,821	Series 2012-272, Class PO, PO, STRIPS	(c)	08/15/42	13,222,463
11,158,237	Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	09/15/42	2,335,744
57,576	Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR + 0.45% (a)	0.54%	09/15/42	58,467
128,317	Series 2012-3994, Class AI, IO (b)	3.00%	02/15/22	552
570,720	Series 2012-3999, Class WA (f)	5.50%	08/15/40	662,382
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	2,170,485
59,000	Series 2012-4012, Class GC	3.50%	06/15/40	61,506
28,886	Series 2012-4015, Class KB	1.75%	05/15/41	29,639
503,332	Series 2012-4021, Class IP, IO	3.00%	03/15/27	26,597
1,088,016	Series 2012-4026, Class GZ	4.50%	04/15/42	1,419,223
907,646	Series 2012-4030, Class IL, IO	3.50%	04/15/27	53,146
24,651	Series 2012-4038, Class CS, 1 Mo. LIBOR × -3 + 12.00% (e)	11.70%	04/15/42	27,545
809,447	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)	0.49%	07/15/37	809,811
1,598,928	Series 2012-4054, Class AI, IO	3.00%	04/15/27	80,907
33,056,669	Series 2012-4057, Class ZA	4.00%	06/15/42	36,982,611
4,120,878	Series 2012-4057, Class ZC	3.50%	06/15/42	4,507,145
1,605,225	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	05/15/41	291,555
634,957	Series 2012-4090, Class YZ	4.50%	08/15/42	827,647
35,318	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.01%	08/15/42	6,350
3,533,117	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (e)	5.96%	08/15/42	636,580
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,795,779
361,716	Series 2012-4103, Class HI, IO	3.00%	09/15/27	21,351
41,218	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (e)	6.06%	10/15/42	8,032
1,663,797	Series 2012-4121, Class HI, IO	3.50%	10/15/27	106,789
1,772,046	Series 2012-4132, Class AI, IO	4.00%	10/15/42	275,639
452,298	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (e)	4.50%	08/15/42	93,456
469,558	Series 2012-4145, Class YI, IO	3.00%	12/15/27	28,632
370,157	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	01/15/43	69,529
467,586	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	31,454
7,622,714	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	788,936

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$17,036,057	Series 2013-303, Class C33, IO, STRIPS	4.50%	01/15/43	$3,116,178
4,431,883	Series 2013-304, Class C19, IO, STRIPS	5.00%	06/15/42	997,064
386,624	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	19,702
1,769,254	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	86,121
14,775,261	Series 2013-311, Class PO, PO, STRIPS	(c)	08/15/43	13,904,829
1,747,445	Series 2013-4151, Class DI, IO	3.50%	11/15/31	85,129
4,223,258	Series 2013-4154, Class IB, IO	3.50%	01/15/28	277,877
10,331,247	Series 2013-4170, Class CO, PO	(c)	11/15/32	9,891,611
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	1,084,967
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	802,170
443,762	Series 2013-4184, Class GZ	3.00%	03/15/43	446,958
5,241,229	Series 2013-4193, Class AI, IO	3.00%	04/15/28	339,284
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	995,911
13,592,262	Series 2013-4194, Class GI, IO	4.00%	04/15/43	1,917,810
1,880,899	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (e)	5.86%	05/15/33	1,972,432
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	547,772
1,795,278	Series 2013-4213, Class MZ	4.00%	06/15/43	2,082,632
114,040	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (e)	10.20%	01/15/43	137,169
368,930	Series 2013-4239, Class IO, IO	3.50%	06/15/27	21,261
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,778,268
791,047	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (e)	10.72%	01/15/41	1,012,728
630,326	Series 2013-4265, Class IB, IO	4.50%	12/15/24	28,052
109,247	Series 2014-4300, Class IM, IO	3.00%	03/15/37	3,831
1,011,006	Series 2014-4314, Class CI, IO	6.00%	03/15/44	228,644
2,321,483	Series 2014-4316, Class XZ	4.50%	03/15/44	2,668,539
4,144	Series 2014-4318, Class CI, IO (b)	4.00%	03/15/22	4
14,666,623	Series 2014-4329, Class VZ	4.00%	04/15/44	16,234,690
4,764,811	Series 2014-4347, Class YT	3.50%	06/15/44	5,058,017
15,684,890	Series 2014-4375, Class MZ	3.50%	08/15/44	17,091,565
4,339,640	Series 2014-4387, Class IE, IO	2.50%	11/15/28	226,779
31,001,726	Series 2015-4483, Class ZX	4.15%	06/15/44	36,280,371
794,524	Series 2015-4503, Class MI, IO	5.00%	08/15/45	151,397
713,456	Series 2015-4512, Class W (d) (f)	5.35%	05/15/38	823,053
112,111	Series 2015-4520, Class AI, IO	3.50%	10/15/35	11,659
554,766	Series 2015-4522, Class JZ	2.00%	01/15/45	573,038
17,867,072	Series 2015-4532, Class ZX	4.00%	09/15/45	20,261,046
265,827	Series 2016-4546, Class PZ	4.00%	12/15/45	331,015
449,978	Series 2016-4546, Class ZT	4.00%	01/15/46	560,192
8,876,196	Series 2016-4559, Class LI, IO	2.50%	03/15/31	601,650
138,124	Series 2016-4568, Class MZ	4.00%	04/15/46	172,063
14,532,948	Series 2016-4570, Class ST, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	04/15/46	3,527,235
5,787,099	Series 2016-4572, Class LI, IO	4.00%	08/15/45	794,686
14,108,316	Series 2016-4582, Class GZ	3.75%	03/15/52	15,912,194
26,639,584	Series 2016-4585, Class DS, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	05/15/46	6,605,591
6,769,716	Series 2016-4587, Class ZH	4.00%	03/15/44	7,881,174
1,971,770	Series 2016-4591, Class GI, IO	4.00%	12/15/44	254,924
1,150,780	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)	0.59%	11/15/41	1,166,478
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	902,331
207,188	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (e)	4.55%	08/15/43	213,467
535,812	Series 2016-4609, Class YI, IO	4.00%	04/15/54	16,629

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$407,780	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)	1.19%	11/15/37	$414,206
1,010,173	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (e)	4.00%	10/15/42	986,538
12,867,783	Series 2016-4619, Class IB, IO	4.00%	12/15/47	409,923
2,685,350	Series 2016-4641, Class DI, IO	5.00%	05/15/41	385,940
8,703,618	Series 2017-4649, Class AZ	3.50%	05/15/46	9,507,798
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,294,520
10,302,472	Series 2017-4660, Class PO, PO	(c)	01/15/33	8,745,752
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	633,258
11,567,578	Series 2017-4682, Class KZ	3.50%	09/15/46	12,693,292
4,508,709	Series 2018-4774, Class SL, IO, 1 Mo. LIBOR × -1 + 6.20% (e)	6.11%	04/15/48	817,383
2,365,832	Series 2018-4780, Class VA	4.00%	05/15/29	2,430,032
6,452,308	Series 2018-4780, Class Z	4.00%	01/15/48	7,310,873
3,799,576	Series 2018-4790, Class IO, IO	4.50%	05/15/48	611,653
8,158,830	Series 2018-4826, Class ME	3.50%	09/15/48	8,718,897
3,517,000	Series 2018-4833, Class PY	4.00%	10/15/48	3,800,996
9,714,247	Series 2018-4851, Class PO, PO	(c)	08/15/57	8,206,931
6,877,205	Series 2018-4855, Class AZ	4.00%	08/15/48	7,471,948
10,722,770	Series 2018-4857, Class ZB	4.50%	01/15/49	11,705,016
3,104,707	Series 2019-4872, Class BZ	4.00%	04/15/49	3,694,921
8,609,951	Series 2019-4910, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (e)	5.96%	06/15/49	1,756,474
13,885,162	Series 2019-4938, Class BS, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	12/25/49	2,157,015
14,518,713	Series 2019-4943, Class NS, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	01/25/50	2,811,931
53,808,382	Series 2020-4973, Class IK, IO	5.00%	05/25/50	9,215,439
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	754,277
7,727,061	Series 2020-4988, Class IJ, IO	4.50%	12/15/47	1,275,424
5,963,985	Series 2020-4989, Class FA, 1 Mo. LIBOR + 0.35% (a)	0.44%	08/15/40	5,990,477
5,875,025	Series 2020-4989, Class FB, 1 Mo. LIBOR + 0.35% (a)	0.44%	10/15/40	5,901,118
50,489,626	Series 2020-5008, Class MI, IO	4.00%	09/25/50	8,910,561
10,929,729	Series 2020-5013, Class HI, IO	5.00%	03/25/40	1,813,061
6,469,215	Series 2020-5013, Class IQ, IO	3.50%	09/25/50	1,113,311
30,290,147	Series 2020-5013, Class QI, IO	3.50%	09/25/50	5,839,080
19,039,331	Series 2020-5023, Class AI, IO	4.50%	10/25/50	3,613,654
22,987,307	Series 2020-5034, Class IO, IO (f)	2.07%	10/15/45	838,260
19,828,289	Series 2020-5050, Class MI, IO	3.50%	10/25/50	3,181,052
40,319,465	Series 2020-5051, Class CI, IO	4.00%	12/25/35	4,755,745
27,267,840	Series 2021-5086, Class MI, IO	2.50%	03/25/51	3,997,703
4,147,148	Series 2021-5115, Class ZB	3.00%	10/25/49	4,117,552
	Federal National Mortgage Association
38,355	Series 1992-38, Class GZ	7.50%	07/25/22	39,278
1,485	Series 1992-185, Class ZB	7.00%	10/25/22	1,528
242	Series 1993-3, Class K	7.00%	02/25/23	248
4,322	Series 1993-39, Class Z	7.50%	04/25/23	4,492
483	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (a)	1.06%	04/25/23	479
62,513	Series 1993-169, Class L	6.50%	09/25/23	65,814
19,888	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (e)	18.74%	09/25/23	22,251
13,703	Series 1993-214, Class 2, IO, STRIPS	7.50%	03/25/23	588
163,357	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	7,816
9,930	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	0.69%	12/25/23	9,900

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$89,114	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	1.59%	04/25/24	$90,137
33,115	Series 1996-51, Class AY, IO	7.00%	12/18/26	3,652
56,334	Series 1998-37, Class VZ	6.00%	06/17/28	59,085
411,154	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (e)	7.86%	12/18/30	42,536
4	Series 2001-8, Class SE, IO, 1 Mo. LIBOR × -1 + 8.60% (b) (e)	8.51%	02/17/31	0
52,748	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (e)	8.01%	08/18/31	5,640
2,423	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (e)	8.50%	09/25/31	2,712
127,044	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	0.49%	09/18/31	127,474
7,745	Series 2002-22, Class G	6.50%	04/25/32	9,151
79,832	Series 2002-30, Class Z	6.00%	05/25/32	93,196
69,642	Series 2002-80, Class CZ	4.50%	09/25/32	82,675
93,574	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	19,897
87,715	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	14,630
238,556	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	37,564
24,335	Series 2003-14, Class AT	4.00%	03/25/33	25,451
67,171	Series 2003-21, Class OA	4.00%	03/25/33	71,935
98,373	Series 2003-32, Class UI, IO	6.00%	05/25/33	20,562
409,511	Series 2003-45, Class JB	5.50%	06/25/33	472,857
12,602	Series 2003-52, Class NA	4.00%	06/25/23	12,679
2,650,763	Series 2003-61, Class MZ	5.00%	08/25/33	2,964,167
17,168	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	0.39%	11/25/27	17,171
1,496,041	Series 2003-63, Class IP, IO	6.00%	07/25/33	256,827
355,000	Series 2003-71, Class NH	4.29%	08/25/33	415,820
187,066	Series 2003-75, Class GI, IO	5.00%	08/25/23	2,368
172,506	Series 2003-109, Class YB	6.00%	11/25/33	201,358
149,065	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	23,879
278,126	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	38,459
255,740	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	44,926
52,279	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	9,834
77,518	Series 2003-348, Class 18, IO, STRIPS (f)	7.50%	12/25/33	15,215
81,993	Series 2003-W3, Class 2A5	5.36%	06/25/42	94,285
768,443	Series 2003-W6, Class 1A41	5.40%	10/25/42	878,884
30,563	Series 2003-W10, Class 1A4	4.51%	06/25/43	32,583
944,864	Series 2003-W12, Class 1A8	4.55%	06/25/43	1,048,314
235,745	Series 2004-10, Class ZB	6.00%	02/25/34	273,564
750,387	Series 2004-18, Class EZ	6.00%	04/25/34	883,349
278,557	Series 2004-25, Class LC	5.50%	04/25/34	325,234
300,433	Series 2004-25, Class UC	5.50%	04/25/34	354,255
41,230	Series 2004-28, Class ZH	5.50%	05/25/34	54,410
610,039	Series 2004-60, Class AC	5.50%	04/25/34	690,217
10,634	Series 2004-W9, Class 1A3	6.05%	02/25/44	12,254
1,067,214	Series 2004-W10, Class A6	5.75%	08/25/34	1,170,517
2,166,049	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (e)	6.51%	02/25/35	378,232
409,006	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (e)	0.40%	07/25/33	4,109
56,477	Series 2005-29, Class ZT	5.00%	04/25/35	70,325
87,185	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (e)	6.61%	05/25/35	15,860
285,193	Series 2005-52, Class TZ	6.50%	06/25/35	414,981
1,036,396	Series 2005-57, Class KZ	6.00%	07/25/35	1,347,073
10,755	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (e)	14.21%	08/25/35	13,791

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$48,718	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (e)	6.00%	09/25/35	$8,336
5,039,901	Series 2005-86, Class WZ	5.50%	10/25/35	5,711,511
16,308	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (e)	13.68%	10/25/35	22,171
24,550	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (e)	16.65%	10/25/35	34,280
53,902	Series 2005-95, Class WZ	6.00%	11/25/35	79,714
33,926	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (e)	19.55%	11/25/35	39,961
578,130	Series 2005-104, Class UE	5.50%	12/25/35	662,737
138,176	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	19,407
417,639	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	76,669
117,083	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	22,495
70,778	Series 2005-W1, Class 1A2	6.50%	10/25/44	84,498
59,316	Series 2006-5, Class 2A2 (a)	2.03%	02/25/35	62,828
26,780,733	Series 2006-5, Class N2, IO (d)	0.00%	02/25/35	268
63,305	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (e)	6.49%	03/25/36	12,848
1,283,357	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (e)	6.59%	11/25/30	135,763
24,911	Series 2006-31, Class PZ	6.00%	05/25/36	36,826
52,057	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	0.54%	06/25/36	51,265
1,585,948	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (e)	6.46%	06/25/36	311,515
429,053	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (e)	6.48%	07/25/36	84,933
608,016	Series 2006-80, Class PH	6.00%	08/25/36	724,197
68,853	Series 2006-85, Class MZ	6.50%	09/25/36	82,213
1,991,644	Series 2006-110, Class PI, IO	5.50%	11/25/36	365,460
2,291,588	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (e)	6.56%	12/25/36	506,535
230,284	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	0.44%	12/25/36	232,288
2,233,504	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	0.15%	12/25/36	2,221,689
1,329	Series 2006-126, Class DZ	5.50%	01/25/37	1,413
313,274	Series 2007-7, Class KA	5.75%	08/25/36	384,877
22,324	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	0.42%	04/25/37	22,513
769,213	Series 2007-28, Class ZA	6.00%	04/25/37	892,938
50,188	Series 2007-32, Class KT	5.50%	04/25/37	57,033
815,561	Series 2007-57, Class ZG	4.75%	06/25/37	987,384
530,259	Series 2007-60, Class ZS	4.75%	07/25/37	685,344
505,051	Series 2007-68, Class AE	6.50%	07/25/37	630,885
397,066	Series 2007-116, Class PB	5.50%	08/25/35	463,247
125,698	Series 2007-117, Class MD	5.50%	07/25/37	138,147
3,965,429	Series 2007-W10, Class 3A (d)	2.55%	06/25/47	4,190,238
120,547	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	0.64%	02/25/38	117,250
19,612	Series 2008-8, Class ZA	5.00%	02/25/38	23,151
13,294	Series 2008-17, Class IP, IO	6.50%	02/25/38	1,441
791,433	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	138,950
10,714	Series 2009-10, Class AB	5.00%	03/25/24	11,024
939,408	Series 2009-11, Class PI, IO	5.50%	03/25/36	168,095
2,439	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (b) (e)	6.16%	03/25/24	66
1,303,073	Series 2009-37, Class NZ	5.71%	02/25/37	1,666,669
17,649	Series 2009-47, Class PE	4.00%	07/25/39	17,802
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	5,321,979
599,791	Series 2009-64, Class ZD	8.00%	08/25/39	759,584
107,941	Series 2009-69, Class PO, PO	(c)	09/25/39	99,966
3,388,322	Series 2009-85, Class J	4.50%	10/25/39	3,858,212
251,089	Series 2009-91, Class HL	5.00%	11/25/39	274,557

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$97,000	Series 2009-92, Class DB	5.00%	11/25/39	$117,814
765,903	Series 2009-103, Class PZ	6.00%	12/25/39	1,116,213
241,159	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (e)	6.16%	01/25/40	41,278
263,202	Series 2009-109, Class PZ	4.50%	01/25/40	317,193
69,470	Series 2009-115, Class HZ	5.00%	01/25/40	75,975
1,244,372	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	206,440
246,413	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	8,811
1,350,000	Series 2010-2, Class LC	5.00%	02/25/40	1,586,827
189,411	Series 2010-3, Class DZ	4.50%	02/25/40	232,431
186,963	Series 2010-21, Class KO, PO	(c)	03/25/40	177,143
500,000	Series 2010-35, Class EP	5.50%	04/25/40	621,460
421,531	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (e)	17.37%	04/25/40	568,608
394,348	Series 2010-38, Class KC	4.50%	04/25/40	445,813
404,824	Series 2010-45, Class WB	5.00%	05/25/40	467,905
35,122	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (e)	12.48%	03/25/40	45,600
438,146	Series 2010-68, Class BI, IO	5.50%	07/25/50	87,394
41,380	Series 2010-75, Class MT (d)	1.96%	12/25/39	42,855
305,748	Series 2010-110, Class KI, IO	5.50%	10/25/25	10,007
157,624	Series 2010-115, Class PO, PO	(c)	04/25/40	149,882
293,308	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	11/25/40	33,132
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	3,323,164
2,069,493	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (e)	5.86%	01/25/41	225,604
243,585	Series 2011-9, Class AZ	5.00%	05/25/40	273,212
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	2,063,950
157,108	Series 2011-30, Class LS, IO (f)	1.62%	04/25/41	10,304
125,597	Series 2011-30, Class ZB	5.00%	04/25/41	149,021
441,609	Series 2011-52, Class GB	5.00%	06/25/41	506,916
82,183	Series 2011-60, Class OA, PO	(c)	08/25/39	75,651
1,933,996	Series 2011-73, Class PI, IO	4.50%	05/25/41	120,925
270,489	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (e)	4.50%	12/25/33	32,839
1,785	Series 2011-86, Class DI, IO (b)	3.50%	09/25/21	0
1,737,429	Series 2011-87, Class YI, IO	5.00%	09/25/41	314,935
3,036,958	Series 2011-101, Class EI, IO	3.50%	10/25/26	128,209
750,000	Series 2011-105, Class MB	4.00%	10/25/41	863,367
1,698,247	Series 2011-111, Class PZ	4.50%	11/25/41	2,142,623
978	Series 2011-113, Class GA	2.00%	11/25/21	979
56,007	Series 2011-118, Class IC, IO (b)	3.50%	11/25/21	20
6,002,693	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (e)	6.56%	03/25/41	909,312
12,649,132	Series 2011-123, Class ZP	4.50%	12/25/41	14,671,207
78,386	Series 2011-137, Class AI, IO (b)	3.00%	01/25/22	122
163,609	Series 2011-145, Class IO, IO (b)	3.00%	01/25/22	441
24,052	Series 2012-8, Class TI, IO (b)	3.00%	10/25/21	6
13,108,552	Series 2012-15, Class PZ	4.00%	03/25/42	14,939,270
1,185,488	Series 2012-28, Class PT	4.00%	03/25/42	1,317,692
776,952	Series 2012-39, Class PB	4.25%	04/25/42	928,657
193,877	Series 2012-52, Class BZ	4.00%	05/25/42	210,351
413,065	Series 2012-53, Class CI, IO	3.00%	05/25/22	2,741
756,868	Series 2012-65, Class IO, IO	5.50%	07/25/40	136,152
198,377	Series 2012-66, Class DI, IO	3.50%	06/25/27	11,884
5,286,207	Series 2012-101, Class AI, IO	3.00%	06/25/27	220,024

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,789,578	Series 2012-103, Class HI, IO	3.00%	09/25/27	$245,281
306,808	Series 2012-111, Class B	7.00%	10/25/42	373,137
1,400,456	Series 2012-118, Class DI, IO	3.50%	01/25/40	42,206
207,410	Series 2012-118, Class IB, IO	3.50%	11/25/42	31,650
11,193,321	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.01%	11/25/42	2,271,739
435,138	Series 2012-133, Class KO, PO	(c)	12/25/42	293,895
569,569	Series 2012-138, Class MA	1.00%	12/25/42	563,377
1,475,739	Series 2012-146, Class QA	1.00%	01/25/43	1,448,181
356,030	Series 2012-409, Class 49, IO, STRIPS (f)	3.50%	11/25/41	46,597
443,379	Series 2012-409, Class 53, IO, STRIPS (f)	3.50%	04/25/42	58,904
1,267,384	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	186,328
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	643,824
536,117	Series 2013-13, Class IK, IO	2.50%	03/25/28	25,156
91,622	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (e)	5.92%	03/25/43	94,160
48,899	Series 2013-23, Class ZB	3.00%	03/25/43	43,792
13,889,070	Series 2013-33, Class UZ	3.50%	04/25/43	15,296,372
750,000	Series 2013-41, Class DB	3.00%	05/25/43	809,230
1,475,002	Series 2013-43, Class IX, IO	4.00%	05/25/43	284,937
484,656	Series 2013-51, Class PI, IO	3.00%	11/25/32	41,955
538,741	Series 2013-52, Class MD	1.25%	06/25/43	543,675
7,336,790	Series 2013-54, Class LI, IO	7.00%	11/25/34	1,480,585
764,322	Series 2013-55, Class AI, IO	3.00%	06/25/33	78,313
4,701,199	Series 2013-67, Class IL, IO	6.50%	07/25/43	943,432
127,404	Series 2013-70, Class JZ	3.00%	07/25/43	138,507
158,325	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	0.34%	07/25/42	158,776
379,979	Series 2013-105, Class BN	4.00%	05/25/43	435,219
232,787	Series 2013-105, Class KO, PO	(c)	10/25/43	223,239
195,852	Series 2013-106, Class KN	3.00%	10/25/43	213,801
306,865	Series 2013-128, Class PO, PO	(c)	12/25/43	277,235
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,207,784
2,619,485	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	404,578
5,330,658	Series 2013-418, Class C1, IO, STRIPS	3.50%	08/25/43	744,776
119,429	Series 2014-29, Class GI, IO	3.00%	05/25/29	6,722
4,267,135	Series 2014-44, Class NI, IO	4.50%	08/25/29	197,794
469,128	Series 2014-46, Class KA (f)	9.10%	08/25/44	603,006
175,692	Series 2014-68, Class GI, IO	4.50%	10/25/43	16,913
572,696	Series 2014-82, Class GZ	4.00%	12/25/44	691,421
1,012,909	Series 2014-84, Class LI, IO	3.50%	12/25/26	43,705
875,000	Series 2015-16, Class MY	3.50%	04/25/45	1,021,870
8,000,000	Series 2015-19, Class JB	3.50%	04/25/45	9,035,734
110,663	Series 2015-38, Class GI, IO	3.00%	09/25/43	4,331
13,338,605	Series 2015-40, Class AI, IO	6.00%	05/25/37	2,597,837
809,060	Series 2015-76, Class BI, IO	4.00%	10/25/39	50,625
10,879,671	Series 2015-80, Class HZ	3.50%	11/25/45	11,880,960
132,459	Series 2015-93, Class KI, IO	3.00%	09/25/44	7,589
3,366,743	Series 2015-97, Class AI, IO	4.00%	09/25/41	145,235
5,469,038	Series 2016-2, Class EZ	2.50%	02/25/46	5,616,988
23,243,854	Series 2016-40, Class MS, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	07/25/46	5,360,235
11,944,457	Series 2016-44, Class Z	3.50%	07/25/46	13,312,551
9,733,297	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.01%	09/25/46	1,747,093
1,054,076	Series 2016-71, Class NI, IO	3.50%	04/25/46	134,022

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,588,149	Series 2016-73, Class PI, IO	3.00%	08/25/46	$547,580
469,225	Series 2016-74, Class HI, IO	3.50%	10/25/46	72,325
418,133	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	0.51%	11/25/46	418,220
1,075,116	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)	0.49%	11/25/46	1,072,714
11,195,738	Series 2017-18, Class AS, IO, 1 Mo. LIBOR × -1 + 6.05% (e)	5.96%	03/25/47	2,606,203
597,364	Series 2017-46, Class BY	3.00%	06/25/47	656,345
8,828,320	Series 2017-49, Class ZJ	4.00%	07/25/57	10,625,638
11,811,640	Series 2017-50, Class BZ	3.00%	07/25/47	12,933,323
20,052,353	Series 2017-54, Class IG, IO	4.00%	07/25/47	2,789,744
8,674,418	Series 2017-65, Class SA, IO, 1 Mo. LIBOR × -1 + 5.90%, 5.00% Cap (e)	5.00%	09/25/47	1,444,523
3,887,424	Series 2017-84, Class ZK	3.50%	10/25/57	4,585,695
4,914,177	Series 2017-87, Class GI, IO	4.00%	06/25/44	777,022
2,058,718	Series 2017-87, Class ZA	4.00%	11/25/57	2,486,987
2,487,079	Series 2018-17, Class Z	3.50%	03/25/48	2,948,076
29,605,227	Series 2018-76, Class ZL	4.00%	10/25/58	34,973,727
12,557,063	Series 2018-86, Class DL	3.50%	12/25/48	13,527,855
3,325,722	Series 2018-92, Class DA	3.50%	11/25/46	3,405,471
3,957,386	Series 2018-92, Class DB	3.50%	01/25/49	4,290,543
5,862,492	Series 2018-94, Class AZ	4.00%	01/25/49	6,508,901
13,180,255	Series 2019-8, Class DY	3.50%	03/25/49	14,042,701
18,690,413	Series 2019-12, Class HY	3.50%	04/25/59	21,618,447
7,895,180	Series 2019-17, Class GZ	4.00%	11/25/56	9,535,271
13,844,501	Series 2019-21, Class BL	4.00%	05/25/59	16,684,660
16,509,344	Series 2019-26, Class GA	3.50%	06/25/49	17,631,247
8,053,169	Series 2019-27, Class HA	3.00%	06/25/49	8,441,314
10,783,565	Series 2019-29, Class HT	3.00%	06/25/49	11,511,999
10,690,232	Series 2019-34, Class JA	3.00%	07/25/49	11,293,525
20,514,299	Series 2019-34, Class LA	3.00%	07/25/49	21,813,203
7,850,643	Series 2019-37, Class A	3.00%	07/25/49	8,283,461
19,000,933	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (e)	5.96%	08/25/49	3,430,067
7,805,000	Series 2019-45, Class BU	3.00%	08/25/49	8,631,064
18,463,184	Series 2019-57, Class JA	2.50%	10/25/49	19,149,178
9,571,320	Series 2019-59, Class PT	2.50%	10/25/49	9,944,844
18,352,978	Series 2019-66, Class C	3.00%	11/25/49	19,221,237
45,625,133	Series 2019-68, Class KP	2.50%	11/25/49	48,046,440
31,214,854	Series 2019-70, Class WA, PO	(c)	11/25/42	28,650,819
23,839,665	Series 2020-1, Class LA	4.00%	02/25/60	29,323,701
24,930,736	Series 2020-9, Class SJ, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.91%	02/25/50	5,408,242
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,864,697
44,942,538	Series 2020-34, Class AI, IO	3.50%	06/25/35	4,167,297
16,548,366	Series 2020-37, Class QI, IO	4.50%	06/25/50	2,920,959
6,421,365	Series 2020-66, Class IC, IO	6.00%	10/25/47	1,301,118
55,070,302	Series 2020-74, Class IQ, IO	6.00%	10/25/50	11,625,677
45,546,287	Series 2020-77, Class DI, IO	4.00%	11/25/35	5,273,959
19,323,909	Series 2020-93, Class NI, IO	3.00%	01/25/51	2,041,986
19,709,063	Series 2021-1, Class IB, IO	3.50%	02/25/61	4,069,466
20,866,164	Series 2021-8, Class YF, SOFR + 0.20% (a)	0.21%	03/25/61	20,903,907
25,282,596	Series 2021-11, Class YI, IO	3.00%	11/25/50	3,341,275
31,471,459	Series 2021-36, Class WF, SOFR + 0.20% (a)	0.21%	06/25/51	31,464,891
13,014,974	Series 2021-36, Class YF, SOFR + 0.20% (a)	0.21%	06/25/61	13,020,259
30,775,100	Series 2021-44, Class FA, SOFR + 0.20% (a)	0.21%	06/25/45	30,782,252

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$65,961,976	Series 2021-42, Class WF, SOFR + 0.20% (a)	0.21%	02/25/46	$65,707,970
	Federal National Mortgage Association Grantor Trust
2,400,834	Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40% (a)	0.49%	05/25/35	2,416,954
	Government National Mortgage Association
25,633	Series 2001-60, Class PZ	6.00%	12/20/31	25,635
182,452	Series 2002-72, Class ZB	6.00%	10/20/32	182,565
245,107	Series 2002-75, Class PJ	5.50%	11/20/32	244,938
212,269	Series 2003-4, Class MZ	5.50%	01/20/33	226,724
392,032	Series 2003-18, Class PG	5.50%	03/20/33	420,517
1,424,356	Series 2003-35, Class TZ	5.75%	04/16/33	1,484,157
120,832	Series 2003-62, Class MZ	5.50%	07/20/33	139,215
228,097	Series 2003-84, Class Z	5.50%	10/20/33	255,909
121,996	Series 2004-37, Class B	6.00%	04/17/34	137,682
511,981	Series 2004-49, Class MZ	6.00%	06/20/34	600,112
51,443	Series 2004-68, Class ZC	6.00%	08/20/34	58,103
63,310	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (e)	7.00%	09/20/34	68,842
108,567	Series 2004-83, Class AK, 1 Mo. LIBOR × -3 + 16.49% (e)	16.22%	10/16/34	136,721
486,075	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.01%	10/16/34	57,565
44,909	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (e)	16.23%	11/16/34	60,552
1,610,470	Series 2004-92, Class BZ	5.50%	11/16/34	1,831,567
228,746	Series 2004-105, Class JZ	5.00%	12/20/34	256,499
243,323	Series 2004-105, Class KA	5.00%	12/16/34	266,171
227,797	Series 2005-3, Class JZ	5.00%	01/16/35	245,207
227,797	Series 2005-3, Class KZ	5.00%	01/16/35	253,953
21,413	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (e)	21.64%	02/16/35	32,115
59,709	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (e)	18.69%	12/17/34	63,958
229,079	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (e)	18.69%	12/17/34	269,874
164,120	Series 2005-33, Class AY	5.50%	04/16/35	182,676
149,244	Series 2005-41, Class PA	4.00%	05/20/35	162,327
331,216	Series 2005-44, Class IO, IO	5.50%	07/20/35	35,042
2,987,238	Series 2005-78, Class ZA	5.00%	10/16/35	3,340,077
259,224	Series 2005-93, Class PO, PO	(c)	06/20/35	253,326
495,929	Series 2006-17, Class TW	6.00%	04/20/36	569,438
500,000	Series 2006-38, Class OH	6.50%	08/20/36	584,237
182,938	Series 2006-61, Class ZA	5.00%	11/20/36	202,787
427,415	Series 2007-16, Class OZ	6.00%	04/20/37	507,974
153,358	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (e)	6.12%	05/20/37	22,712
128,053	Series 2007-41, Class OL, PO	(c)	07/20/37	123,416
229,741	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (e)	6.67%	07/20/37	36,754
115,470	Series 2007-68, Class NA	5.00%	11/20/37	127,646
721,234	Series 2007-71, Class ZD	6.00%	11/20/37	801,727
149,826	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	0.43%	12/20/37	150,558
103,141	Series 2008-16, Class PO, PO	(c)	02/20/38	95,545
3,994	Series 2008-20, Class PO, PO	(c)	09/20/37	3,985
105,990	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (e)	7.61%	04/16/38	18,063
629,817	Series 2008-47, Class ML	5.25%	06/16/38	717,082
187,500	Series 2008-54, Class PE	5.00%	06/20/38	214,302
500,081	Series 2008-71, Class JI, IO	6.00%	04/20/38	50,297
60,722	Series 2009-10, Class PA	4.50%	12/20/38	62,745
140,420	Series 2009-14, Class KI, IO	6.50%	03/20/39	24,745

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$46,075	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (e)	6.22%	03/20/39	$6,100
106,898	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (e)	7.52%	09/20/38	16,844
2,607,656	Series 2009-29, Class PC	7.00%	05/20/39	3,264,331
390,260	Series 2009-32, Class SZ	5.50%	05/16/39	469,326
384,126	Series 2009-42, Class BI, IO	6.00%	06/20/39	46,368
3,732,511	Series 2009-57, Class VB	5.00%	06/16/39	4,264,259
777,892	Series 2009-61, Class OW, PO	(c)	11/16/35	740,813
258,088	Series 2009-61, Class PZ	7.50%	08/20/39	351,456
11,314,268	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (e)	6.16%	11/16/35	1,966,611
1,020,274	Series 2009-69, Class ZB	6.00%	08/20/39	1,143,486
898,996	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (e)	6.16%	08/16/39	134,865
455,000	Series 2009-75, Class JN	5.50%	09/16/39	551,234
585,773	Series 2009-78, Class KZ	5.50%	09/16/39	725,480
129,805	Series 2009-79, Class OK, PO	(c)	11/16/37	123,479
137,829	Series 2009-81, Class TZ	5.50%	09/20/39	169,261
907,345	Series 2009-87, Class EI, IO	5.50%	08/20/39	88,630
69,000	Series 2009-94, Class AL	5.00%	10/20/39	81,010
278,838	Series 2009-106, Class DZ	5.50%	11/20/39	343,678
4,921,009	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.02%	04/20/36	795,406
47,421	Series 2009-106, Class WZ	5.50%	11/16/39	59,225
732,000	Series 2009-126, Class LB	5.00%	12/20/39	886,814
35,657	Series 2010-4, Class WA	3.00%	01/16/40	37,574
1,295,366	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (e)	6.16%	02/16/40	181,605
294,279	Series 2010-42, Class CO, PO	(c)	06/16/39	292,762
2,088,373	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)	0.88%	03/20/35	2,117,616
866,212	Series 2010-59, Class ZD	6.50%	05/20/40	1,189,877
1,456,778	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (e)	6.52%	07/20/37	167,714
87,000	Series 2010-116, Class BM	4.50%	09/16/40	106,516
1,865,049	Series 2010-116, Class JB	5.00%	06/16/40	2,064,307
812,438	Series 2010-157, Class OP, PO	(c)	12/20/40	776,979
184,322	Series 2010-166, Class DI, IO	4.50%	02/20/39	8,333
146,909	Series 2011-4, Class PZ	5.00%	01/20/41	173,034
259,160	Series 2011-19, Class MI, IO	5.00%	06/16/40	2,906
771,202	Series 2011-35, Class BP	4.50%	03/16/41	894,868
297,069	Series 2011-48, Class LI, IO	5.50%	01/16/41	45,408
7,501,606	Series 2011-61, Class WS, IO, 1 Mo. LIBOR × -1 + 6.47% (e)	6.39%	02/20/38	1,333,115
65,824	Series 2011-63, Class BI, IO	6.00%	02/20/38	5,359
750,246	Series 2011-71, Class ZC	5.50%	07/16/34	837,811
1,956,242	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (e)	0.62%	07/20/35	28,839
566,616	Series 2011-112, Class IP, IO (b)	0.50%	08/16/26	8
239,265	Series 2011-129, Class CL	5.00%	03/20/41	268,829
7,015	Series 2011-136, Class GB	2.50%	05/20/40	7,145
190,504	Series 2011-137, Class WA (f)	5.58%	07/20/40	223,858
286,076	Series 2011-146, Class EI, IO	5.00%	11/16/41	53,658
51,232	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (e)	3.50%	04/20/41	3,795
827,608	Series 2012-10, Class LI, IO	3.50%	07/20/40	11,684
2,728,833	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (e)	0.58%	07/20/39	28,823
1,268,207	Series 2012-48, Class MI, IO	5.00%	04/16/42	229,158

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$9,870,910	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.01%	07/16/42	$1,590,009
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (e)	2.46%	07/16/42	6,173,450
251,623	Series 2012-108, Class KB	2.75%	09/16/42	275,073
37,021	Series 2012-143, Class IB, IO (b)	3.50%	12/20/39	76
5,662,988	Series 2012-143, Class TI, IO	3.00%	12/16/27	345,690
2,093,049	Series 2012-149, Class PC (f)	6.35%	12/20/42	2,478,935
17,285,664	Series 2013-4, Class IC, IO	4.00%	09/20/42	3,387,266
99,151	Series 2013-5, Class IA, IO	3.50%	10/16/42	11,908
827,583	Series 2013-10, Class DI, IO	3.50%	09/20/42	59,395
216,578	Series 2013-20, Class KI, IO	5.00%	01/20/43	24,339
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,328,594
1,861,454	Series 2013-22, Class IO, IO	3.00%	02/20/43	235,851
4,775,641	Series 2013-23, Class IP, IO	3.50%	08/20/42	662,937
2,377,771	Series 2013-53, Class OI, IO	3.50%	04/20/43	239,147
2,134,224	Series 2013-69, Class AI, IO	3.50%	05/20/43	260,670
253,024	Series 2013-69, Class PI, IO	5.00%	05/20/43	28,230
953,680	Series 2013-70, Class PM	2.50%	05/20/43	986,941
4,629,000	Series 2013-91, Class PB	3.50%	09/20/42	4,828,874
1,119,128	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.02%	09/20/43	235,957
4,288,159	Series 2013-170, Class IG, IO	5.50%	11/16/43	464,793
688,000	Series 2013-183, Class PB	4.50%	12/20/43	799,634
3,420,046	Series 2014-6, Class IJ, IO	4.50%	06/16/43	216,075
15,863,927	Series 2014-30, Class EA (f)	1.78%	02/16/44	16,322,891
5,226,919	Series 2014-43, Class Z	4.00%	03/20/44	6,336,806
3,476,643	Series 2014-44, Class IC, IO	3.00%	04/20/28	211,094
8,404,235	Series 2014-44, Class ID, IO (d) (f)	0.33%	03/16/44	77,869
31,883	Series 2014-91, Class JI, IO	4.50%	01/20/40	1,780
559,757	Series 2014-94, Class Z	4.50%	01/20/44	730,589
3,866,043	Series 2014-99, Class HI, IO	4.50%	06/20/44	513,509
4,939,518	Series 2014-115, Class QI, IO	3.00%	03/20/29	200,028
3,548,476	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (e)	5.52%	08/20/44	679,062
2,111,139	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (e)	6.17%	05/20/44	395,318
7,026,322	Series 2015-3, Class ZD	4.00%	01/20/45	8,476,978
12,497,283	Series 2015-40, Class IO, IO	4.00%	03/20/45	1,926,580
6,695,093	Series 2015-66, Class LI, IO	5.00%	05/16/45	721,376
45,923	Series 2015-95, Class IK, IO (f)	1.40%	05/16/37	896
13,649,540	Series 2015-99, Class EI, IO	5.50%	07/16/45	2,562,233
6,140,239	Series 2015-119, Class TI, IO	3.50%	05/20/41	91,366
10,803,755	Series 2015-124, Class DI, IO	3.50%	01/20/38	518,807
335,774	Series 2015-137, Class WA (d) (f)	5.52%	01/20/38	394,874
633,608	Series 2015-138, Class MI, IO	4.50%	08/20/44	69,805
140,484	Series 2015-151, Class KW (f)	5.56%	04/20/34	154,665
3,582,364	Series 2015-162, Class ZG	4.00%	11/20/45	4,402,292
5,053,307	Series 2015-168, Class GI, IO	5.50%	02/16/33	611,852
188,194	Series 2016-16, Class KZ	3.00%	02/16/46	199,431
9,564,221	Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (a)	0.57%	11/20/43	9,577,146
240,391	Series 2016-55, Class PB (f)	5.81%	03/20/31	260,988
1,218,249	Series 2016-69, Class WI, IO	4.50%	05/20/46	276,249
3,507,785	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.92%	05/20/40	618,293
748,498	Series 2016-78, Class UI, IO	4.00%	06/20/46	79,099
3,766,638	Series 2016-89, Class HI, IO	3.50%	07/20/46	598,744

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$429,443	Series 2016-99, Class JA (f)	5.52%	11/20/45	$502,011
986,795	Series 2016-109, Class ZM	3.50%	08/20/36	1,103,405
8,876,009	Series 2016-111, Class PI, IO	3.50%	06/20/45	791,885
938,655	Series 2016-118, Class GI, IO	4.50%	02/16/40	129,356
10,320,614	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.02%	09/20/46	2,736,388
464,000	Series 2016-141, Class PC	5.00%	10/20/46	589,594
317,060	Series 2016-145, Class LZ	3.00%	10/20/46	322,348
783,902	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)	0.50%	11/20/45	783,260
8,886,346	Series 2016-156, Class ZM	3.50%	11/20/46	9,167,319
303,000	Series 2016-160, Class LE	2.50%	11/20/46	308,896
257,997	Series 2016-167, Class KI, IO	6.00%	12/16/46	42,651
2,757,968	Series 2017-12, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (e)	6.02%	01/20/47	594,461
907,743	Series 2017-17, Class KZ	4.50%	02/20/47	1,161,946
5,396,918	Series 2017-32, Class DI, IO	5.50%	05/20/35	978,215
3,179,563	Series 2017-32, Class IB, IO	5.00%	02/16/47	371,314
5,911,218	Series 2017-33, Class PZ	3.00%	02/20/47	6,447,421
5,935,931	Series 2017-56, Class BI, IO	6.00%	04/16/47	1,078,727
11,223,207	Series 2017-57, Class IO, IO	5.00%	04/20/47	2,010,571
22,175,784	Series 2017-104, Class LT	3.00%	07/20/47	24,316,182
4,010,855	Series 2017-113, Class IE, IO	5.50%	07/20/47	599,896
8,235,756	Series 2017-117, Class ZN	3.00%	08/20/47	9,206,363
12,091,922	Series 2017-122, Class CZ	3.00%	08/20/47	13,577,594
5,470,211	Series 2017-123, Class IO, IO	5.00%	08/16/47	1,150,924
6,461,785	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (e)	6.11%	08/16/47	1,111,543
6,401,979	Series 2017-133, Class JI, IO	7.00%	06/20/41	1,083,038
11,285,388	Series 2017-134, Class AZ	3.00%	09/20/47	12,630,921
6,361,157	Series 2017-177, Class DI, IO	4.50%	11/16/47	1,057,066
15,270,231	Series 2017-179, Class IN, IO	5.00%	07/20/44	3,835,774
4,823,207	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (e)	0.50%	05/20/40	56,847
887,004	Series 2018-44, Class Z	2.50%	09/20/47	901,303
3,133,069	Series 2018-53, Class VA	3.50%	07/20/29	3,364,949
5,214,123	Series 2018-78I, Class EZ	3.00%	04/20/48	5,540,940
6,713,177	Series 2018-79, Class IO, IO	5.00%	06/20/48	1,003,380
12,720,137	Series 2018-97, Class DZ	3.50%	07/20/48	14,441,746
8,156,964	Series 2018-131, Class IA, IO	5.00%	04/20/44	996,671
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	10,778,310
10,556,000	Series 2018-155, Class KD	4.00%	11/20/48	11,510,866
10,698,855	Series 2018-160, Class GY	4.50%	11/20/48	11,430,979
4,410,718	Series 2019-6, Class EI, IO	5.00%	09/20/39	569,391
12,297,380	Series 2019-15, Class MZ	4.50%	02/20/49	13,361,812
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	13,577,060
1,423,984	Series 2019-27, Class DI, IO	5.50%	01/20/40	221,821
3,379,347	Series 2019-35, Class BZ	3.50%	03/20/49	4,109,687
5,328,744	Series 2019-45, Class ZB	3.50%	04/20/49	6,293,485
54,709,558	Series 2019-128, Class EF, 1 Mo. LIBOR + 0.57% (a)	0.65%	10/20/49	55,238,255
24,231,603	Series 2020-31, Class IO, IO	6.50%	03/20/50	3,923,615
17,544,834	Series 2020-62, Class IA, IO	5.50%	05/20/50	3,452,951
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	780,266

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	$3,701,927
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,899,344
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	5,514,146
35,670,505	Series 2020-104, Class AI, IO	3.00%	07/20/50	4,848,859
30,130,656	Series 2020-129, Class IO, IO	2.50%	09/20/50	3,581,727
100,003,149	Series 2020-129, Class IU, IO	2.50%	09/20/50	12,255,896
20,723,060	Series 2020-144, Class IK, IO	2.50%	09/20/50	2,532,632
64,559,073	Series 2020-146, Class CI, IO	2.50%	10/20/50	9,052,170
48,724,407	Series 2020-162, Class NI, IO	2.50%	10/20/50	6,065,658
65,829,212	Series 2020-173, Class MI, IO	2.50%	11/20/50	8,078,923
11,315,060	Series 2020-188, Class IW, IO	2.50%	12/20/50	1,498,892
24,303,737	Series 2020-189, Class IV, IO	3.00%	12/20/50	3,256,463
128,219,591	Series 2021-7, Class KI, IO	2.50%	01/20/51	16,696,588
26,470,238	Series 2021-8, Class DI, IO	3.50%	01/20/51	2,970,667
18,353,534	Series 2021-15, Class JI, IO	2.50%	01/20/51	2,146,919
115,731,574	Series 2021-24, Class XI, IO	2.00%	02/20/51	13,528,940
53,267,178	Series 2021-27, Class IO, IO	2.50%	02/20/51	6,806,704
41,130,098	Series 2021-27, Class PI, IO	2.00%	02/20/51	4,400,834
38,194,549	Series 2021-32, Class AI, IO	2.00%	02/20/51	4,332,813
7,808,673	Series 2021-46, Class IL, IO	3.00%	03/20/51	1,278,488
13,215,611	Series 2021-46, Class LI, IO	3.00%	03/20/51	2,115,923
33,393,076	Series 2021-59, Class IK, IO	5.00%	04/20/51	5,440,564
11,200,762	Series 2021-69, Class IX, IO	3.00%	04/20/51	1,707,598
28,071,266	Series 2021-91, Class IB, IO	3.00%	05/20/51	4,045,328
113,372,311	Series 2021-97, Class NI, IO	2.50%	08/20/49	13,043,802
	Vendee Mortgage Trust
2,318,246	Series 2003-2, Class Z	5.00%	05/15/33	2,626,990
7,865,987	Series 2010-1, Class DZ	4.25%	04/15/40	8,533,446
12,451,457	Series 2011-1, Class DZ	3.75%	09/15/46	13,218,434
24,852,604	Series 2011-2, Class DZ	3.75%	10/15/41	26,841,869
				1,838,735,413
	Commercial Mortgage-Backed Securities — 9.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
50,000,000	Series 2020-RR06, Class BX, IO (f)	1.84%	05/27/33	7,547,926
37,600,000	Series 2020-RR09, Class AX, IO (f) (g) (h)	2.63%	11/27/28	6,440,880
47,500,000	Series 2020-RR09, Class BX, IO (f) (g) (h)	2.20%	02/27/29	7,134,500
96,907,000	Series 2020-RR10, Class X, IO (f)	2.01%	12/27/27	10,192,867
112,919,000	Series 2020-RR11, Class AX, IO (f)	2.84%	01/27/29	19,940,931
44,200,500	Series 2020-RR11, Class BX, IO (f)	2.44%	12/27/28	5,815,217
39,970,870	Series 2021-P009, Class X, IO (d)	1.48%	01/25/31	3,176,889
112,345,000	Series 2021-RR15, Class X, IO (d)	1.56%	10/27/34	17,924,083
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
37,579,141	Series 2011-K016, Class X1, IO (d)	1.50%	10/25/21	1,586
55,640,732	Series 2012-K019, Class X1, IO (d)	1.58%	03/25/22	188,400
62,626,009	Series 2012-K020, Class X1, IO (d)	1.33%	05/25/22	463,865
117,215,570	Series 2013-K030, Class X1, IO (d)	0.15%	04/25/23	268,553
76,665,692	Series 2014-K036, Class X1, IO (d)	0.71%	10/25/23	1,077,283
87,961,845	Series 2015-K721, Class X1, IO (d)	0.30%	08/25/22	221,488
238,291,684	Series 2016-KIR1, Class X, IO (d)	1.05%	03/25/26	9,940,624

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$4,310,000	Series 2017-K153, Class A3	3.12%	10/25/31	$4,941,394
11,000,000	Series 2018-K156, Class A3	3.70%	06/25/33	13,166,320
189,188,440	Series 2018-K156, Class X1, IO (d)	0.07%	06/25/33	2,023,124
5,500,000	Series 2018-K158, Class A3	3.90%	10/25/33	6,704,175
352,263,595	Series 2018-K158, Class X1, IO (d)	0.07%	10/25/33	4,264,397
40,553,666	Series 2019-K094, Class X1, IO (d)	0.88%	06/25/29	2,556,649
57,884,151	Series 2019-K099, Class X1, IO (d)	0.89%	09/25/29	3,753,359
57,790,000	Series 2019-K099, Class XAM, IO (d)	1.14%	09/25/29	5,000,973
69,792,748	Series 2019-K101, Class X1, IO (f)	0.84%	10/25/29	4,349,456
64,993,000	Series 2019-K102, Class XAM, IO (f)	1.08%	10/25/29	5,403,921
59,029,000	Series 2019-K103, Class XAM, IO (d)	0.89%	11/25/29	4,140,034
103,854,173	Series 2019-K734, Class X1, IO (d)	0.65%	02/25/26	2,628,830
68,018,000	Series 2019-K734, Class XAM, IO (d)	0.42%	02/25/26	1,325,963
42,613,317	Series 2019-K735, Class X1, IO (d)	0.96%	05/25/26	1,762,798
58,250,687	Series 2019-K736, Class X1, IO (d)	1.31%	07/25/26	3,169,641
28,644,241	Series 2019-K1510, Class X1, IO (d)	0.48%	01/25/34	1,421,304
158,597,700	Series 2019-K1512, Class X1, IO (d)	0.91%	04/25/34	14,058,814
57,041,921	Series 2019-K1513, Class X1, IO (d)	0.86%	08/25/34	4,886,433
152,714,742	Series 2019-K1514, Class X1, IO (d)	0.58%	10/25/34	9,671,394
18,674,000	Series 2020-K109, Class XAM, IO (d)	1.80%	04/25/30	2,704,574
108,297,924	Series 2020-K110, Class X1, IO (d)	1.70%	04/25/30	13,827,035
78,087,623	Series 2020-K112, Class X1, IO (d)	1.43%	05/25/30	8,771,825
29,090,000	Series 2020-K112, Class XAM, IO (d)	1.66%	05/25/30	3,945,683
82,019,000	Series 2020-K113, Class XAM, IO (d)	1.59%	06/25/30	10,731,989
53,100,000	Series 2020-K114, Class XAM, IO (d)	1.34%	06/25/30	5,865,341
50,736,594	Series 2020-K115, Class X1, IO (d)	1.33%	06/25/30	5,310,843
55,537,412	Series 2020-K115, Class XAM, IO (d)	1.55%	07/25/30	7,104,229
16,479,755	Series 2020-K116, Class X1, IO (d)	1.43%	07/25/30	1,816,244
55,500,000	Series 2020-K116, Class XAM, IO (d)	1.60%	08/25/30	7,406,875
63,500,000	Series 2020-K117, Class XAM, IO (d)	1.43%	09/25/30	7,655,928
34,939,104	Series 2020-K118, Class X1, IO (d)	0.96%	09/25/30	2,706,617
37,051,661	Series 2020-K118, Class XAM, IO (d)	1.17%	09/25/30	3,690,594
51,000,000	Series 2020-K119, Class XAM, IO (d)	1.13%	10/25/30	4,899,738
75,535,017	Series 2020-K120, Class XAM, IO (d)	1.21%	10/25/30	7,833,389
21,236,000	Series 2020-K121, Class XAM, IO (d)	1.19%	11/25/30	2,177,117
53,553,847	Series 2020-K122, Class X1, IO (d)	0.88%	11/25/30	3,850,607
35,210,000	Series 2020-K122, Class XAM, IO (d)	1.08%	11/25/30	3,291,237
75,839,650	Series 2020-K737, Class X1, IO (f)	0.64%	10/25/26	2,208,132
38,559,000	Series 2020-K738, Class XAM, IO (f)	1.37%	03/25/27	2,796,187
135,997,382	Series 2020-K739, Class X1, IO (d)	1.29%	09/25/27	9,046,804
40,072,531	Series 2020-K739, Class XAM, IO (d)	1.61%	09/25/27	3,660,369
33,000,000	Series 2020-K740, Class XAM (d)	1.11%	10/25/27	2,158,203
90,198,779	Series 2020-K1515, Class X1, IO (d)	1.51%	02/25/35	14,570,900
87,129,785	Series 2020-K1516, Class X1, IO (d)	1.51%	05/25/35	14,759,028
94,422,831	Series 2020-K1517, Class X1, IO (d)	1.33%	07/25/35	14,107,300
52,974,568	Series 2020-KG04, Class X1, IO (d)	0.85%	11/25/30	3,634,718
49,625,000	Series 2021-K123, Class XAM, IO (a)	0.98%	12/25/30	4,251,533
26,688,000	Series 2021-K124, Class XAM, IO (d)	0.94%	01/25/31	2,194,031
41,267,000	Series 2021-K125, Class XAM, IO (d)	0.78%	01/25/31	2,880,957
33,900,000	Series 2021-K128, Class XAM, IO (d)	0.74%	03/25/31	2,278,348

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$27,836,000	Series 2021-K129, Class XAM, IO (a)	1.22%	05/25/31	$3,073,712
107,703,000	Series 2021-K741, Class XAM, IO (d)	0.95%	12/25/27	6,249,467
150,000,000	Series 2021-K1520, Class X1, IO (d)	0.47%	02/25/36	8,242,125
142,000,000	Series 2021-KG05, Class X1, IO (d)	0.31%	01/25/31	3,926,527
	FREMF Mortgage Trust
3,495,829	Series 2015-K721, Class B (d) (i)	3.56%	11/25/47	3,601,825
	Government National Mortgage Association
3,432,747	Series 2011-31, Class Z (f)	3.66%	09/16/52	3,746,100
18,313,697	Series 2012-120, Class Z (f)	2.47%	01/16/55	18,766,481
100,000	Series 2013-74, Class AG (d)	2.61%	12/16/53	102,063
9,815	Series 2013-194, Class AE (f)	2.75%	11/16/44	10,150
23,000,000	Series 2014-153, Class D (f)	3.00%	04/16/56	24,121,954
15,705,465	Series 2015-30, Class DZ	2.95%	05/16/55	16,452,534
32,624,777	Series 2015-30, Class IO, IO (f)	0.73%	07/16/56	1,290,992
9,476,469	Series 2015-70, Class IO, IO (f)	0.64%	12/16/49	283,703
4,984,808	Series 2015-125, Class VA (f)	2.70%	05/16/35	5,203,125
25,371,862	Series 2016-2, Class IO, IO (f)	0.70%	04/16/57	885,993
2,500,000	Series 2016-7, Class B	2.80%	07/16/57	2,643,017
19,993,046	Series 2016-11, Class IO, IO (f)	0.86%	01/16/56	969,863
12,734,481	Series 2016-26, Class IO, IO (f)	0.77%	02/16/58	506,556
41,546,821	Series 2016-34, Class IO, IO (f)	0.94%	01/16/58	2,138,747
15,817,110	Series 2016-36, Class IO, IO (f)	0.72%	08/16/57	662,557
25,411,996	Series 2016-52, Class IO, IO (f)	0.81%	03/16/58	1,148,998
4,215,876	Series 2016-110, Class VA	2.10%	01/16/38	4,257,658
23,455,239	Series 2016-113, Class IO, IO (f)	1.09%	02/16/58	1,479,378
14,127,165	Series 2016-127, Class IO, IO (f)	0.89%	05/16/58	753,597
96,757,389	Series 2016-166, Class IO, IO (f)	1.00%	04/16/58	5,605,988
3,087,601	Series 2017-23, Class Z	2.50%	05/16/59	3,149,825
4,017,418	Series 2017-35, Class Z (f)	2.50%	05/16/59	4,125,417
4,405,906	Series 2017-44, Class B	2.60%	04/17/50	4,547,249
7,020,000	Series 2017-76, Class B	2.60%	12/16/56	7,144,125
7,390,000	Series 2017-90, Class B	2.75%	12/16/57	7,684,367
4,780,000	Series 2017-106, Class AE	2.60%	12/16/56	4,930,947
2,068,126	Series 2017-145, Class B	2.70%	10/16/51	2,140,100
2,549,840	Series 2017-146, Class Z	2.60%	09/16/57	2,647,860
4,200,746	Series 2018-4, Class Z	2.50%	10/16/59	4,322,460
16,799,787	Series 2018-123, Class Z	2.50%	06/16/60	15,959,042
24,027,565	Series 2018-170, Class Z	2.50%	11/16/60	24,817,795
17,751,908	Series 2019-7, Class Z	2.50%	01/16/61	18,110,717
1,818,148	Series 2019-104, Class Z	2.80%	05/16/61	1,913,051
4,724,380	Series 2019-139, Class Z (f)	2.90%	11/16/61	4,987,068
5,229,846	Series 2020-12, Class Z (f)	3.00%	11/16/61	5,631,225
10,200,000	Series 2020-143, Class B	2.00%	03/16/62	9,860,022
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	6,371,264
8,601,981	Series 2020-169, Class Z	1.83%	06/16/62	7,042,743
				619,208,833
	Pass-through Securities — 48.2%
	Federal Home Loan Mortgage Corporation
1,809,089	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.97%	12/01/48	1,893,027

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$5,321,899	Pool 840359, 12 Mo. LIBOR + 1.64% (a)	2.09%	06/01/46	$5,556,279
104,203	Pool A19763	5.00%	04/01/34	116,392
46,754	Pool A47333	5.00%	10/01/35	53,303
447,545	Pool A47828	3.50%	08/01/35	477,817
236,888	Pool A47829	4.00%	08/01/35	260,249
225,013	Pool A47937	5.50%	08/01/35	260,220
83,040	Pool A48972	5.50%	05/01/36	95,437
80,211	Pool A54675	5.50%	01/01/36	93,184
156,947	Pool A65324	5.50%	09/01/37	177,670
54,698	Pool A86143	5.00%	05/01/39	62,637
18,719	Pool A90319	5.00%	12/01/39	21,436
267,463	Pool A92197	5.00%	05/01/40	306,290
7,511	Pool A93093	4.50%	07/01/40	8,399
45,874	Pool A96380	4.00%	01/01/41	50,330
116,668	Pool A97294	4.00%	02/01/41	128,569
731,922	Pool B70791	4.00%	06/01/39	802,643
3,961	Pool C01310	6.50%	03/01/32	4,604
12,073	Pool C01574	5.00%	06/01/33	13,761
14,031	Pool C03458	5.00%	02/01/40	16,068
46,881	Pool C03949	3.50%	05/01/42	51,289
112,241	Pool C04269	3.00%	10/01/42	120,778
214,358	Pool C91167	5.00%	04/01/28	234,701
147,542	Pool C91353	3.50%	01/01/31	157,114
20,438	Pool C91482	3.50%	07/01/32	21,888
19,065	Pool E02883	4.00%	04/01/26	20,312
19,418	Pool G01443	6.50%	08/01/32	22,303
46,685	Pool G01737	5.00%	12/01/34	53,216
25,837	Pool G01840	5.00%	07/01/35	29,449
305,348	Pool G02017	5.00%	12/01/35	348,358
54,560	Pool G03072	5.00%	11/01/36	62,149
295,080	Pool G04593	5.50%	01/01/37	342,649
28,460	Pool G04632	5.00%	11/01/36	32,419
132,900	Pool G04814	5.50%	10/01/38	155,007
49,577	Pool G04913	5.00%	03/01/38	56,521
25,721	Pool G05173	4.50%	11/01/31	27,964
365,622	Pool G05275	5.50%	02/01/39	422,376
78,849	Pool G05449	4.50%	05/01/39	88,160
318,622	Pool G05792	4.50%	02/01/40	356,286
268,101	Pool G05927	4.50%	07/01/40	299,924
18,805	Pool G06252	4.00%	02/01/41	20,755
365,941	Pool G06359	4.00%	02/01/41	403,928
56,799	Pool G06501	4.00%	04/01/41	62,580
234,608	Pool G06583	5.00%	06/01/41	268,312
116,611	Pool G06687	5.00%	07/01/41	133,355
62,999	Pool G06739	4.50%	09/01/41	70,447
351,453	Pool G07025	5.00%	02/01/42	401,937
568,411	Pool G07100	5.50%	07/01/40	662,216
11,894	Pool G07219	5.00%	10/01/41	13,522
56,705	Pool G07266	4.00%	12/01/42	62,292
405,737	Pool G07329	4.00%	01/01/43	447,891
412,106	Pool G07683	4.00%	03/01/44	452,771

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,274	Pool G08113	6.50%	02/01/36	$2,561
1,591,483	Pool G08854	5.00%	12/01/48	1,748,647
69	Pool G12312	6.00%	09/01/21	69
325	Pool G12797	6.50%	02/01/22	326
16,999	Pool G12959	6.50%	10/01/22	17,269
877	Pool G12978	5.50%	12/01/22	893
22,042	Pool G13623	4.50%	08/01/24	23,123
19,626	Pool G13625	5.50%	01/01/24	20,271
53,030	Pool G13733	5.00%	11/01/24	55,702
45,036	Pool G14088	4.00%	02/01/26	47,893
55,946	Pool G14106	6.00%	10/01/24	57,904
15,609	Pool G14167	5.50%	07/01/23	16,055
11,061	Pool G14233	6.00%	01/01/24	11,141
483,299	Pool G14348	4.00%	10/01/26	514,033
18,039	Pool G14376	4.00%	09/01/25	19,176
23,758	Pool G14676	4.50%	09/01/26	24,947
69,018	Pool G14995	5.50%	12/01/24	70,533
21,183	Pool G15019	4.50%	07/01/26	22,192
23,410	Pool G15039	4.50%	09/01/26	24,668
24,825	Pool G15725	4.50%	09/01/26	26,176
2,500	Pool G15821	5.00%	07/01/25	2,606
110,014	Pool G15949	4.00%	01/01/29	116,990
35,143	Pool G15957	5.50%	12/01/24	35,672
125,302	Pool G18264	5.00%	07/01/23	130,595
137,106	Pool G18287	5.50%	12/01/23	143,362
40,762	Pool G18306	4.50%	04/01/24	42,756
11,376	Pool G60020	4.50%	12/01/43	12,541
529,092	Pool G60114	5.50%	06/01/41	613,751
816,711	Pool G60168	4.50%	07/01/45	900,629
275,678	Pool G60194	3.50%	08/01/45	301,685
259,026	Pool G60737	4.50%	08/01/42	290,486
748,682	Pool G60762	5.00%	07/01/41	852,460
274,392	Pool G60808	3.00%	10/01/46	293,316
2,693,440	Pool G60921	4.50%	02/01/47	2,937,022
11,248,121	Pool G60940	4.00%	09/01/46	12,404,762
3,854,710	Pool G61160	4.50%	11/01/45	4,256,407
8,233	Pool H09034	5.50%	05/01/37	9,324
169	Pool J03523	5.00%	09/01/21	176
9,944	Pool J05364	6.00%	08/01/22	10,027
113,883	Pool J09465	4.00%	04/01/24	121,063
50,307	Pool J09504	4.00%	04/01/24	53,479
14,066	Pool J09798	4.00%	05/01/24	14,953
34,303	Pool J10623	4.00%	09/01/24	36,466
425,270	Pool J10827	4.50%	10/01/24	447,210
205,851	Pool N70075	5.00%	01/01/35	225,257
334,655	Pool N70081	5.50%	07/01/38	375,689
38,711	Pool O20138	5.00%	11/01/30	42,519
639,852	Pool Q00841	4.50%	05/01/41	712,867
37,872	Pool Q05035	4.00%	12/01/41	41,614
72,311	Pool Q07189	4.00%	04/01/42	79,457
24,715	Pool Q07479	3.50%	04/01/42	26,905
98,358	Pool Q11791	3.50%	10/01/42	107,332

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$69,001	Pool Q11836	3.50%	10/01/42	$75,886
490,672	Pool Q14034	3.50%	12/01/42	544,667
1,856,623	Pool Q43309	4.00%	09/01/46	2,061,824
4,515,344	Pool Q45763	4.00%	01/01/47	4,989,397
2,724,525	Pool Q50564	4.50%	09/01/47	2,953,823
8,680,041	Pool Q53219	4.50%	12/01/47	9,648,901
5,063,562	Pool Q53875	4.00%	01/01/48	5,512,119
526,659	Pool Q54651	4.50%	03/01/48	587,494
1,063,650	Pool Q55037	4.50%	04/01/48	1,205,111
7,122,802	Pool Q55152	4.50%	04/01/48	7,807,467
3,367,715	Pool Q56260	5.00%	05/01/48	3,772,859
3,209,985	Pool Q58363	5.00%	09/01/48	3,512,089
2,305,733	Pool Q58483	4.50%	09/01/48	2,491,045
2,975,296	Pool Q61217	4.00%	01/01/49	3,266,830
9,242,632	Pool Q63173	4.00%	04/01/49	9,988,628
5,051,251	Pool QA3965	4.00%	10/01/49	5,544,815
5,197,552	Pool QA4774	4.00%	11/01/49	5,654,375
8,670,023	Pool QA5778	3.50%	01/01/50	9,303,659
11,833,784	Pool QA7078	3.50%	01/01/50	12,770,131
786,037	Pool QA9063	3.00%	04/01/50	825,826
949,426	Pool QA9162	3.00%	05/01/50	996,376
3,242,086	Pool QB4340	3.00%	10/01/50	3,435,283
7,692,857	Pool QC0570	2.50%	04/01/51	8,055,932
10,502,610	Pool QC0591	2.00%	04/01/51	10,746,218
31,055,504	Pool QC3725	1.50%	07/01/51	30,751,105
25,000,000	Pool QC4121	1.50%	07/01/51	24,754,954
10,000,000	Pool QC4160	1.50%	07/01/51	9,901,982
15,949,833	Pool QC4503	1.50%	07/01/51	15,793,491
3,911,918	Pool QN2804	1.50%	07/01/35	3,988,645
369,239	Pool QN3055	1.50%	08/01/35	376,472
16,442,393	Pool RA2415	3.00%	04/01/50	17,217,146
3,166,779	Pool RB5017	3.00%	11/01/39	3,322,530
1,318,685	Pool RB5022	3.00%	11/01/39	1,381,891
3,707,552	Pool RB5033	3.00%	02/01/40	3,891,396
200,747	Pool RB5044	3.00%	04/01/40	210,611
5,765,744	Pool SB0366	3.50%	02/01/34	6,188,295
84,140,410	Pool SB0368	4.00%	03/01/34	92,159,869
251,245,948	Pool SB0380	3.50%	02/01/34	271,311,314
5,397,190	Pool SB8044	2.00%	05/01/35	5,605,401
189,641	Pool SC0036	3.00%	06/01/38	199,227
24,224,188	Pool SD0559	2.00%	03/01/51	24,890,671
9,488,413	Pool SD8068	3.00%	06/01/50	9,941,399
90,000,000	Pool SD8159	1.50%	08/01/51	89,117,847
412,505	Pool U50165	4.00%	05/01/32	445,776
2,706,990	Pool U59020	4.00%	06/01/35	2,925,468
1,797,462	Pool U64762	4.50%	10/01/45	1,986,657
7,128,018	Pool U69020	5.00%	07/01/44	8,005,209
7,808,746	Pool U69040	4.00%	05/01/45	8,589,628
4,282,019	Pool U69041	5.00%	11/01/43	4,808,882
20,933,054	Pool U69055	4.50%	10/01/47	23,136,114
11,290,209	Pool U69060	4.50%	06/01/47	12,478,671

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$3,076,174	Pool U79023	3.50%	10/01/28	$3,297,811
134,417	Pool U80068	3.50%	10/01/32	145,403
75,286	Pool U80212	3.50%	02/01/33	81,441
103,772	Pool U90245	3.50%	10/01/42	112,872
22,444	Pool U90291	4.00%	10/01/42	24,529
437,206	Pool U90316	4.00%	10/01/42	480,056
365,860	Pool U90490	4.00%	06/01/42	400,463
1,105,949	Pool U90690	3.50%	06/01/42	1,198,633
16,237	Pool U90932	3.00%	02/01/43	17,441
115,227	Pool U90975	4.00%	06/01/42	127,309
371,705	Pool U91254	4.00%	04/01/43	410,687
1,285,315	Pool U91619	4.00%	06/01/43	1,420,189
45,131	Pool U92272	4.50%	12/01/43	50,485
643,181	Pool U92432	4.00%	02/01/44	711,288
32,377	Pool U95137	4.00%	08/01/43	35,772
123,083	Pool U99045	3.50%	03/01/43	133,876
149,622	Pool U99084	4.50%	02/01/44	167,194
67,580	Pool U99091	4.50%	03/01/44	75,262
195,992	Pool U99096	4.50%	05/01/44	219,007
2,527,224	Pool U99134	4.00%	01/01/46	2,792,342
5,102,166	Pool U99184	4.00%	08/01/43	5,619,734
11,838,461	Pool ZM4944	4.00%	11/01/47	13,050,984
1,766,261	Pool ZS2492	6.50%	04/01/35	2,116,164
78,072,277	Pool ZT1989	3.50%	01/01/33	84,593,691
	Federal National Mortgage Association
51,800	Pool 190371	6.50%	07/01/36	60,277
17,123	Pool 254636	5.00%	02/01/33	19,390
30,190	Pool 255190	5.50%	05/01/34	35,015
18,245	Pool 255984	4.50%	11/01/25	19,633
108,185	Pool 256181	5.50%	03/01/36	118,124
305,839	Pool 256576	5.50%	01/01/37	335,632
8,645	Pool 256808	5.50%	07/01/37	9,037
73,890	Pool 256936	6.00%	10/01/37	82,693
62,831	Pool 545759	6.50%	07/01/32	74,421
14,150	Pool 555851	6.50%	01/01/33	16,099
271,896	Pool 683246	5.50%	02/01/33	316,589
195,655	Pool 725014	5.50%	12/01/33	226,436
279,407	Pool 734922	4.50%	09/01/33	311,167
421,935	Pool 735415	6.50%	12/01/32	495,803
3,779	Pool 745875	6.50%	09/01/36	4,484
44,198	Pool 747097	6.00%	10/01/29	48,329
372,813	Pool 788149	5.50%	05/01/33	430,796
165,094	Pool 812741	5.50%	02/01/35	184,500
245,743	Pool 827948	5.50%	05/01/35	275,048
298,056	Pool 850000	5.50%	01/01/36	346,261
66,013	Pool 871039	5.50%	02/01/37	74,767
1,114,667	Pool 879015	4.00%	10/01/35	1,216,905
143,749	Pool 888001	5.50%	10/01/36	167,629
116,236	Pool 888163	7.00%	12/01/33	136,258
4,805	Pool 888435	5.50%	06/01/22	4,851
372,101	Pool 889610	5.50%	06/01/38	433,958

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$290,012	Pool 889834	5.00%	12/01/35	$330,356
12,526	Pool 890149	6.50%	10/01/38	14,872
23,907	Pool 890231	5.00%	07/01/25	24,941
15,642	Pool 890314	5.50%	12/01/22	15,880
6,562	Pool 890378	6.00%	05/01/24	6,799
918,920	Pool 890556	4.50%	10/01/43	1,038,793
206,781	Pool 890561	4.50%	01/01/27	216,760
805,889	Pool 890736	5.00%	07/01/30	889,330
186,389	Pool 905917	5.50%	01/01/37	217,320
70,175	Pool 922386	5.50%	01/01/37	73,857
12,786	Pool 930562	5.00%	02/01/39	14,635
116,770	Pool 931808	5.50%	08/01/39	135,868
187,299	Pool 953115	5.50%	11/01/38	209,448
48,346	Pool 962556	5.00%	04/01/23	50,365
19,692	Pool 973561	5.00%	03/01/23	20,513
49,779	Pool 976871	6.50%	08/01/36	57,371
47,283	Pool 995002	5.00%	07/01/37	53,714
17,296	Pool 995097	6.50%	10/01/37	20,748
96,851	Pool 995149	6.50%	10/01/38	113,435
42,493	Pool 995228	6.50%	11/01/38	51,298
57,872	Pool 995252	5.00%	12/01/23	60,304
24,513	Pool 995259	6.50%	11/01/23	25,334
141,388	Pool AA0916	5.00%	08/01/37	161,091
112,606	Pool AA3303	5.50%	06/01/38	127,977
554,655	Pool AB0460	5.50%	02/01/37	636,330
185,294	Pool AB0731	4.00%	06/01/39	203,816
44,917	Pool AB2092	4.00%	01/01/41	49,566
26,701	Pool AB2133	4.00%	01/01/26	28,406
21,291	Pool AB2467	4.50%	03/01/41	23,806
1,126,454	Pool AB2506	5.00%	03/01/41	1,276,710
1,242,545	Pool AB2959	4.50%	07/01/40	1,357,537
88,883	Pool AB5174	3.50%	05/01/42	97,207
105,051	Pool AB5919	3.00%	08/01/42	113,890
50,407	Pool AB6632	3.50%	10/01/42	54,682
222,429	Pool AB6671	3.00%	10/01/42	240,419
280,155	Pool AB7765	3.00%	02/01/43	302,816
179,061	Pool AB7859	3.50%	02/01/43	196,037
449,743	Pool AB8676	3.50%	05/01/42	474,444
720,506	Pool AB9551	3.00%	06/01/43	778,793
196,035	Pool AB9615	4.00%	06/01/33	212,264
28,703	Pool AC1232	5.00%	07/01/24	29,958
76,760	Pool AC3236	5.00%	09/01/39	87,854
212,467	Pool AC3267	5.50%	09/01/39	247,345
98,382	Pool AD0889	6.00%	09/01/24	101,476
409,479	Pool AD4317	4.00%	04/01/40	451,768
12,353	Pool AD5222	4.50%	05/01/30	13,311
81,756	Pool AD5583	5.00%	04/01/40	89,721
112,386	Pool AD6369	4.50%	05/01/40	125,611
61,113	Pool AD6938	4.50%	06/01/40	68,335
68,858	Pool AD7137	5.50%	07/01/40	80,332
23,927	Pool AD8526	4.50%	08/01/40	26,745

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$233,372	Pool AE0137	4.50%	03/01/36	$257,006
17,699	Pool AE0383	4.50%	09/01/25	18,665
75,429	Pool AE4476	4.00%	03/01/41	82,826
114,735	Pool AE7005	4.00%	10/01/40	126,595
3,633,483	Pool AE7733	5.00%	11/01/40	4,159,082
26,409	Pool AE9284	4.00%	11/01/40	29,139
507,281	Pool AE9959	5.00%	03/01/41	572,452
253,136	Pool AH0979	3.50%	01/01/41	267,792
217,887	Pool AH1089	4.00%	11/01/40	240,424
100,202	Pool AH1141	4.50%	12/01/40	110,789
86,046	Pool AH4404	4.00%	01/01/41	94,074
70,015	Pool AH7204	4.00%	03/01/41	77,273
36,026	Pool AI1190	4.50%	04/01/41	40,268
52,066	Pool AI1969	4.50%	05/01/41	58,196
272,323	Pool AI4268	5.00%	06/01/41	311,299
7,271,615	Pool AI5614	5.00%	07/01/41	8,259,153
167,531	Pool AI6093	4.50%	06/01/31	183,017
59,619	Pool AI6503	5.00%	11/01/39	65,321
27,423	Pool AI6581	4.50%	07/01/41	30,653
23,017	Pool AI7800	4.50%	07/01/41	25,727
117,083	Pool AI8779	4.00%	11/01/41	129,177
373,983	Pool AI9114	4.00%	06/01/42	414,574
1,956,174	Pool AI9124	4.00%	08/01/42	2,168,492
1,030,321	Pool AI9158	6.50%	01/01/41	1,274,478
1,431,075	Pool AJ2311	5.00%	10/01/41	1,607,145
10,667	Pool AJ8203	4.50%	01/01/42	11,880
741,185	Pool AK0765	4.00%	03/01/42	807,327
152,533	Pool AK4520	4.00%	03/01/42	168,295
149,415	Pool AK5555	4.00%	04/01/42	164,819
90,009	Pool AL0212	5.50%	02/01/38	104,356
198,568	Pool AL0241	4.00%	04/01/41	217,766
10,308	Pool AL0399	6.00%	08/01/24	10,582
5,990	Pool AL0446	6.00%	05/01/24	6,126
9,072	Pool AL1195	6.00%	09/01/23	9,349
456,926	Pool AL1850	5.50%	07/01/40	529,809
22,848	Pool AL1953	4.50%	01/01/27	23,941
90,878	Pool AL2142	6.50%	09/01/38	106,705
402,483	Pool AL2551	3.50%	10/01/42	440,322
30,677	Pool AL2589	5.50%	05/01/25	31,216
75,390	Pool AL2892	3.50%	12/01/42	82,476
558,755	Pool AL3093	3.50%	02/01/43	614,686
20,752	Pool AL3154	3.00%	02/01/43	22,498
1,520,723	Pool AL4703	3.50%	12/01/28	1,610,207
11,596	Pool AL4962	6.00%	05/01/24	11,991
120,751	Pool AL5616	5.50%	09/01/41	140,611
565,942	Pool AL5890	4.50%	03/01/43	638,705
5,724	Pool AL6057	6.00%	08/01/24	5,772
39,989	Pool AL6449	4.50%	01/01/27	42,029
2,499,083	Pool AL6513	5.00%	07/01/44	2,798,213
107,265	Pool AL6948	5.00%	09/01/25	111,832
85,565	Pool AL7046	3.50%	06/01/45	93,573

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$3,453,455	Pool AL7162, 12 Mo. LIBOR + 1.72% (a)	2.20%	09/01/42	$3,646,090
236,154	Pool AL7231	3.50%	08/01/45	258,186
493,682	Pool AL7449	8.50%	12/01/37	605,067
596,060	Pool AL7637	5.00%	01/01/42	650,838
2,186,904	Pool AL7905	4.50%	03/01/34	2,401,984
97,615	Pool AL8139	4.00%	02/01/32	104,206
69,683	Pool AL8353	3.50%	08/01/44	76,291
6,758,229	Pool AL8640, 12 Mo. LIBOR + 1.81% (a)	2.23%	12/01/41	7,159,640
3,376,612	Pool AL8652	5.00%	07/01/44	3,874,295
431,695	Pool AL9143	3.50%	09/01/36	467,875
141,790	Pool AL9226	5.50%	12/01/41	166,708
1,071,490	Pool AL9777	4.50%	01/01/47	1,173,798
3,649,398	Pool AO3529	4.00%	06/01/42	4,005,453
1,264,772	Pool AO5527	4.00%	07/01/42	1,397,329
1,258,353	Pool AO8106	4.00%	08/01/42	1,389,764
357,592	Pool AO8167	4.00%	09/01/42	391,868
194,790	Pool AP1197	3.50%	09/01/42	213,607
610,799	Pool AP2109	4.00%	08/01/32	663,179
147,825	Pool AP7963	4.00%	09/01/42	161,601
1,924,011	Pool AQ0411	3.50%	10/01/42	2,105,086
817,937	Pool AQ0535	3.00%	11/01/42	881,869
573,452	Pool AQ1534	3.50%	10/01/32	620,115
745,302	Pool AQ1584	4.00%	11/01/42	835,744
419,049	Pool AQ1607	3.50%	11/01/32	451,905
341,526	Pool AQ3310	4.00%	11/01/42	374,852
1,356,899	Pool AQ4086	4.00%	06/01/43	1,499,664
52,326	Pool AQ9715	3.00%	01/01/43	56,177
364,619	Pool AQ9999	3.00%	02/01/43	391,482
1,324,344	Pool AR7582	3.50%	03/01/33	1,432,118
240,235	Pool AR7961	3.50%	03/01/33	259,801
3,069,245	Pool AS1719	5.00%	02/01/44	3,508,825
463,442	Pool AS5236	4.00%	05/01/45	500,117
757,567	Pool AS5515	3.50%	06/01/30	812,269
263,045	Pool AS5635	3.00%	08/01/45	286,799
623,168	Pool AS7211	3.00%	04/01/46	662,925
1,459,442	Pool AS7537	3.00%	07/01/46	1,591,453
5,738,030	Pool AS8548	3.50%	12/01/46	6,237,987
317,131	Pool AS9990	4.50%	07/01/47	342,435
86,232	Pool AT0332	3.00%	04/01/43	89,875
597,416	Pool AT1747	3.00%	04/01/43	647,693
554,851	Pool AT3892	3.00%	06/01/43	592,654
248,705	Pool AT4180	3.50%	05/01/33	268,951
102,340	Pool AT5915	4.00%	06/01/43	113,054
128,808	Pool AU5787	4.50%	09/01/43	144,407
472,878	Pool AU6278	5.00%	11/01/43	523,761
152,315	Pool AY0013	4.50%	01/01/45	165,988
499,912	Pool BA4113	3.00%	04/01/46	530,442
1,227,758	Pool BD4509, 12 Mo. LIBOR + 1.67% (a)	2.16%	01/01/44	1,292,492
1,595,077	Pool BD4533, 12 Mo. LIBOR + 1.66% (a)	2.24%	09/01/44	1,669,091
8,800,630	Pool BD6438	3.00%	10/01/46	9,421,307

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$204,632	Pool BD8660, 1 Yr. Constant Maturity Treasury Rate + 1.67% (a)	1.86%	12/01/45	$205,835
12,765,583	Pool BE2973	4.00%	01/01/47	14,202,634
390,438	Pool BE3631	4.50%	05/01/47	425,052
2,085,376	Pool BH2633	5.00%	08/01/47	2,318,014
20,428	Pool BH9428	4.50%	09/01/47	22,244
11,295,421	Pool BJ1637	3.50%	11/01/47	12,382,642
185,411	Pool BJ6232	5.00%	04/01/48	203,517
11,362	Pool BJ6234	5.00%	05/01/48	12,437
935,861	Pool BJ9100	4.50%	02/01/48	1,059,834
736,663	Pool BJ9111	4.50%	03/01/48	832,648
1,386,718	Pool BJ9124	4.50%	04/01/48	1,570,410
399,751	Pool BK4769	5.00%	08/01/48	439,619
287,225	Pool BK4851	5.00%	05/01/48	318,188
4,840,577	Pool BK8883	5.00%	09/01/48	5,401,015
1,413,422	Pool BK9563	4.50%	12/01/48	1,536,554
4,126,412	Pool BK9599	5.00%	08/01/48	4,526,191
720,175	Pool BM3013, 12 Mo. LIBOR + 1.53% (a)	1.93%	07/01/44	742,222
11,862,527	Pool BM3076	4.50%	07/01/47	13,074,775
6,432,479	Pool BM3625	3.00%	03/01/48	6,905,276
13,185,181	Pool BM3980, 12 Mo. LIBOR + 1.78% (a)	2.20%	02/01/43	13,957,565
15,148,035	Pool BM4122	7.47%	01/01/40	18,262,198
5,876,275	Pool BM4561	5.00%	09/01/48	6,573,491
7,149,264	Pool BM4785	4.50%	10/01/38	7,947,492
13,666,437	Pool BM5039	4.50%	12/01/48	14,910,321
14,080,632	Pool BM5130	4.50%	08/01/47	15,507,958
45,818,612	Pool BM5508	5.00%	02/01/49	51,127,307
16,862,343	Pool BM5667	4.00%	12/01/48	18,473,729
6,744,912	Pool BM5671	4.50%	01/01/49	7,617,254
8,786,964	Pool BM6018	5.00%	05/01/49	9,283,357
1,409,527	Pool BM6602	3.50%	02/01/48	1,474,614
29,842,048	Pool BM6718	4.50%	04/01/44	33,389,373
844,479	Pool BN1027	5.50%	03/01/49	968,462
23,178,906	Pool BN3925	4.50%	01/01/49	25,938,125
1,356,391	Pool BN4059	4.00%	12/01/48	1,446,573
4,790,831	Pool BN4328	5.00%	01/01/49	5,262,461
1,788,406	Pool BN5323	3.50%	03/01/49	1,895,063
3,988,658	Pool BO1420	3.50%	09/01/49	4,226,482
9,502,908	Pool BO2653	3.50%	07/01/49	10,126,960
6,195,347	Pool BO3030	4.00%	10/01/49	6,860,182
5,119,629	Pool BO5044	3.00%	09/01/49	5,392,867
3,379,918	Pool BO5425	4.00%	10/01/49	3,725,380
7,607,966	Pool BO5426	4.00%	10/01/49	8,287,117
6,765,324	Pool BO5430	4.00%	10/01/49	7,333,275
3,685,459	Pool BP0612	3.00%	02/01/50	3,869,198
11,849,606	Pool BP1950	3.00%	04/01/50	12,918,151
327,417	Pool BP2754	3.00%	04/01/50	343,799
3,793,237	Pool BP4238	3.00%	04/01/50	3,986,644
768,153	Pool BP6504	1.50%	07/01/35	783,178
2,313,296	Pool BP8797	3.00%	07/01/50	2,487,021
6,865,990	Pool BQ3099	3.00%	10/01/50	7,305,438

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$40,713,513	Pool BQ9451	2.00%	03/01/51	$41,643,722
25,000,000	Pool BR2093	1.50%	07/01/51	24,754,961
8,022,388	Pool BR4537	2.00%	02/01/51	8,191,927
9,726,207	Pool BR4569	2.00%	02/01/51	9,931,748
8,459,192	Pool BR4728	2.50%	03/01/51	8,868,328
22,325,704	Pool BR5559	2.00%	03/01/51	22,812,515
12,185,275	Pool BR7216	2.00%	04/01/51	12,452,903
8,313,538	Pool BR7233	2.00%	04/01/51	8,503,551
33,658,923	Pool BR7241	2.00%	04/01/51	34,383,285
17,464,618	Pool BR7258	2.00%	04/01/51	17,869,694
12,900,297	Pool BR7265	2.50%	04/01/51	13,520,570
16,954,467	Pool BR7266	2.50%	04/01/51	17,754,663
7,849,440	Pool BR7272	2.00%	04/01/51	8,033,940
6,646,585	Pool BR7726	2.50%	04/01/51	6,983,128
27,994,639	Pool BT2427	1.50%	07/01/51	27,720,236
5,097,584	Pool CA0843	3.00%	12/01/47	5,502,479
9,526,914	Pool CA1576	5.00%	01/01/48	10,506,840
8,030,823	Pool CA1902	4.50%	06/01/48	8,758,861
5,235,847	Pool CA1917	5.00%	06/01/48	5,820,495
2,499,590	Pool CA2520	4.00%	10/01/33	2,687,998
4,670,163	Pool CA2947	4.00%	12/01/48	5,194,771
30,979,349	Pool CA6417	3.00%	07/01/50	32,911,784
94,487,493	Pool CB0860	3.00%	06/01/51	100,478,481
15,124,658	Pool FM0050	5.50%	11/01/49	17,044,777
74,887,195	Pool FM1194	4.50%	05/01/39	82,916,790
2,408,609	Pool FM1284	3.50%	02/01/46	2,625,973
2,315,875	Pool FM1285	4.00%	10/01/43	2,551,850
4,974,429	Pool FM1286	4.50%	06/01/46	5,467,783
2,308,957	Pool FM1287	5.00%	11/01/44	2,534,824
50,452,673	Pool FM1725	2.50%	11/01/47	52,776,143
11,510,448	Pool FM2001	5.00%	09/01/49	12,683,584
6,604,593	Pool FM2450	3.50%	12/01/39	7,251,846
92,768,311	Pool FM2500	2.50%	03/01/35	98,796,322
4,879,980	Pool FM2853	5.00%	03/01/41	5,357,350
21,234,161	Pool FM2870	3.00%	03/01/50	22,651,828
18,601,482	Pool FM3431	3.00%	05/01/50	19,586,977
386,428	Pool FM3529	3.00%	06/01/40	407,464
13,888,233	Pool FM5575	3.50%	01/01/36	15,082,186
38,017,153	Pool FM7382	3.00%	05/01/51	40,535,119
41,100,385	Pool FM7687	3.00%	06/01/51	44,451,784
108,847,255	Pool FM8217	4.00%	03/01/50	121,787,201
8,550,645	Pool FM8218	4.00%	04/01/48	9,434,987
109,893	Pool MA0096	4.50%	06/01/29	118,418
2,566	Pool MA0293	4.50%	01/01/30	2,790
39,922	Pool MA0295	5.00%	01/01/30	44,097
36,892	Pool MA0353	4.50%	03/01/30	40,114
993,581	Pool MA0443	5.00%	05/01/30	1,097,551
26,732	Pool MA0444	5.00%	06/01/40	29,918
261,327	Pool MA0575	4.50%	11/01/30	284,268
153,778	Pool MA0633	5.00%	01/01/41	171,622
4,454	Pool MA0777	5.00%	06/01/31	4,999

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$570,796	Pool MA1125	4.00%	07/01/42	$625,510
1,077,058	Pool MA1217	4.00%	10/01/42	1,182,141
36,003	Pool MA1222	4.00%	10/01/32	39,262
65,521	Pool MA1228	3.00%	09/01/42	70,340
376,802	Pool MA1373	3.50%	03/01/43	409,696
401,065	Pool MA1510	4.00%	07/01/43	440,205
423,246	Pool MA2024	4.00%	07/01/29	452,123
778,552	Pool MA2099	3.50%	11/01/29	834,597
377,697	Pool MA2454	3.50%	09/01/30	404,920
3,353	Pool MA2509	3.00%	01/01/46	3,474
1,760,590	Pool MA2695	4.00%	07/01/46	1,944,566
1,660,220	Pool MA2916	4.00%	02/01/47	1,825,584
150,383	Pool MA3078	3.00%	07/01/37	158,825
287,536	Pool MA3101	4.50%	08/01/47	312,795
153,819	Pool MA3123	5.00%	08/01/47	170,604
481,139	Pool MA3205	5.00%	10/01/47	533,640
315,212	Pool MA3237	3.00%	01/01/48	331,927
941,864	Pool MA3934	3.00%	02/01/40	987,337
1,133,827	Pool MA4122	1.50%	09/01/35	1,156,013
940,645	Pool MA4154	1.50%	10/01/35	959,061
5,000,000	Pool TBA	2.00%	08/15/36	5,188,477
10,000,000	Pool TBA	2.00%	09/15/36	10,362,448
46,733,219	Pool TBA (j)	2.00%	09/15/51	47,541,922
165,000,000	Pool TBA (j)	2.50%	09/15/51	171,438,866
410,000,000	Pool TBA (j)	3.00%	09/15/51	428,834,371
	Government National Mortgage Association
72,655	Pool 3149	6.00%	10/20/31	82,455
46,049	Pool 3172	6.00%	12/20/31	53,721
48,697	Pool 3227	6.00%	04/20/32	55,598
341,483	Pool 3345	5.00%	02/20/33	379,249
112,087	Pool 3389	5.00%	05/20/33	125,310
20,305	Pool 3390	5.50%	05/20/33	23,371
530,876	Pool 3428	5.00%	08/20/33	595,247
45,503	Pool 3442	5.00%	09/20/33	51,123
19,167	Pool 3459	5.50%	10/20/33	22,099
9,823	Pool 3474	6.00%	11/20/33	11,519
61,434	Pool 3487	5.00%	12/20/33	69,022
339,035	Pool 3529	5.00%	03/20/34	378,029
52,107	Pool 3555	5.00%	05/20/34	58,560
75,782	Pool 3596	5.50%	08/20/34	89,236
65,362	Pool 3786	5.50%	11/20/35	76,945
44,913	Pool 3807	5.50%	01/20/36	52,866
330,600	Pool 4029	6.50%	09/20/37	398,463
161,277	Pool 4251	5.50%	10/20/23	167,098
92,959	Pool 455986	5.25%	07/15/25	97,872
102,195	Pool 487108	6.00%	04/15/29	116,661
45,824	Pool 553144	5.50%	04/15/33	53,400
3,082	Pool 589331	6.00%	10/15/22	3,281

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$127,044	Pool 604338	5.00%	05/15/33	$146,516
130,304	Pool 604897	5.00%	12/15/33	150,323
120,381	Pool 605389	5.00%	04/15/34	138,797
304,319	Pool 615403	4.50%	08/15/33	346,585
11,972	Pool 627123	5.50%	03/15/34	13,993
73,195	Pool 638704	5.50%	11/15/36	83,223
164,238	Pool 653143	4.90%	04/15/36	185,457
252,902	Pool 658324	5.50%	03/15/37	287,033
144,580	Pool 677190	5.00%	06/15/38	166,293
20,866	Pool 687833	6.00%	08/15/38	24,733
45,704	Pool 706840	4.50%	05/15/40	53,066
195,768	Pool 706855	4.50%	09/15/40	227,279
278,480	Pool 711483	4.00%	01/15/40	316,493
120,937	Pool 711543	4.00%	11/15/40	138,205
764,237	Pool 711563	4.50%	03/15/41	892,822
5,961,947	Pool 720225	4.50%	07/15/39	6,759,008
322,359	Pool 723216	4.50%	08/15/40	367,029
80,046	Pool 723248	5.00%	10/15/39	92,728
304,376	Pool 724230	5.00%	08/15/39	351,005
79,381	Pool 724267	5.00%	09/15/39	91,624
247,436	Pool 724340	4.50%	09/15/39	281,058
83,560	Pool 725272	4.50%	11/15/39	92,897
55,343	Pool 726394	4.50%	10/15/39	63,306
29,307	Pool 728921	4.50%	12/15/24	30,598
243,527	Pool 733595	4.50%	04/15/40	289,841
99,791	Pool 733733	5.00%	06/15/40	114,641
622,025	Pool 736317	4.25%	06/20/36	667,894
124,619	Pool 736617	4.00%	12/15/35	136,018
1,078,294	Pool 737673	4.50%	11/15/40	1,227,415
212,473	Pool 737996	4.00%	02/15/41	236,029
253,565	Pool 739341	3.50%	10/15/41	281,755
171,911	Pool 743673	4.50%	07/15/40	196,856
307,427	Pool 745478	5.00%	08/20/40	339,446
594,162	Pool 748939	4.00%	09/20/40	651,639
102,755	Pool 754384	4.50%	03/20/42	114,399
372,966	Pool 762905	4.50%	04/15/41	423,290
1,425,347	Pool 769102	4.50%	07/20/41	1,565,627
380,635	Pool 781623	5.00%	06/15/33	431,852
57,784	Pool 781697	6.00%	11/15/33	68,163
330,895	Pool 781824	5.50%	11/15/34	386,367
11,734	Pool 781862	5.50%	01/15/35	13,702
46,469	Pool 782070	7.00%	06/15/32	52,016
3,980	Pool 782133	6.00%	01/15/22	3,991
122,503	Pool 782259	5.00%	02/15/36	141,272
65,841	Pool 782810	4.50%	11/15/39	75,754
1,249,451	Pool 783009	6.10%	12/20/33	1,435,703
95,038	Pool 783091	5.50%	06/15/40	111,375
30,076	Pool 783220	5.50%	09/15/24	31,492
153,643	Pool 783375	5.00%	08/15/41	176,014
10,083,381	Pool 783590	4.50%	06/20/41	11,229,347
263,320	Pool 783760	5.00%	02/15/42	303,711

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$4,320,659	Pool 784063	5.00%	09/20/45	$4,738,612
554,120	Pool 784343	5.00%	02/15/41	638,510
2,948,130	Pool 784573	5.00%	12/15/43	3,388,112
4,023,394	Pool 784752	4.00%	03/15/45	4,520,464
7,966,297	Pool 784758	5.50%	05/20/49	9,084,855
3,177,366	Pool 785020	3.00%	05/20/50	3,329,077
2,423,685	Pool AC0197	4.00%	12/20/42	2,602,538
455,815	Pool AD0026	3.50%	06/20/33	484,561
102,391	Pool AD0856	3.75%	08/20/33	109,769
40,105	Pool AG8899	4.00%	12/20/43	43,363
1,139,540	Pool AI6317	4.50%	06/20/44	1,225,408
416,922	Pool AK2389	4.50%	11/20/44	447,368
117,714	Pool AN4469	5.00%	12/15/40	132,404
337,078	Pool AR8421	5.00%	10/20/41	364,384
1,272,536	Pool BB1216	4.50%	06/20/47	1,418,099
437,407	Pool BB4731	4.00%	07/20/47	465,979
317,791	Pool BB4757	4.00%	08/20/47	340,997
169,721	Pool BB4769	4.00%	08/20/47	180,014
591,235	Pool BD0483	4.50%	11/20/47	652,612
476,522	Pool BF0415	5.00%	06/20/35	516,700
634,313	Pool BF2472	5.50%	04/20/48	715,913
203,388	Pool BF2604	5.50%	05/20/48	225,456
428,977	Pool BG1872	5.50%	04/20/48	479,471
621,624	Pool BG1886	5.50%	05/20/48	709,228
715,230	Pool BG1888	5.50%	05/20/48	796,866
559,980	Pool BG5094	5.50%	08/20/48	634,963
558,159	Pool BH7648	5.50%	08/20/48	636,951
562,422	Pool BI2592	5.50%	09/20/48	631,996
482,189	Pool BJ9554	5.50%	01/20/49	535,527
377,457	Pool BK0831	5.50%	12/20/48	421,190
308,868	Pool BK4821	5.50%	12/20/48	349,668
602,331	Pool BK5396	5.50%	12/20/48	676,935
443,101	Pool BK7681	5.50%	12/20/48	494,331
379,807	Pool BL1291	5.50%	01/20/49	420,568
687,352	Pool BL4638	5.50%	04/20/49	778,088
384,727	Pool BL6909	5.00%	03/20/49	415,567
185,767	Pool BL6923	6.00%	03/20/49	205,711
995,096	Pool BL7446	5.50%	03/20/49	1,120,806
623,967	Pool BL7950	5.50%	05/20/49	695,247
486,021	Pool BL9104	5.50%	05/20/49	541,949
320,222	Pool BL9105	5.50%	05/20/49	355,289
2,120,633	Pool BM5456	5.50%	07/20/49	2,417,195
1,274,368	Pool BM5457	5.50%	07/20/49	1,434,088
799,094	Pool BM9249	5.50%	05/20/49	894,464
291,515	Pool BM9832	5.50%	06/20/49	323,208
373,088	Pool BN1982	5.50%	05/20/49	417,426
761,077	Pool BN1985	5.50%	05/20/49	862,624
357,224	Pool BN1986	5.50%	05/20/49	396,649
660,978	Pool BN1987	5.50%	05/20/49	740,644
917,546	Pool BN1989	5.50%	05/20/49	1,022,464
1,483,287	Pool BN3607	5.50%	05/20/49	1,703,879

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$1,098,356	Pool BN3608	5.50%	05/20/49	$1,231,072
934,249	Pool BN8877	5.50%	07/20/49	1,064,200
1,380,006	Pool BN9929	5.50%	08/20/49	1,544,967
547,537	Pool BO2380	5.50%	07/20/49	613,434
678,073	Pool BO5553	5.50%	08/20/49	762,810
939,984	Pool BO5554	5.50%	08/20/49	1,059,307
623,867	Pool BO5555	5.50%	08/20/49	695,024
573,450	Pool BO6139	5.50%	07/20/49	638,191
1,030,447	Pool BO8096	5.50%	08/20/49	1,156,744
947,559	Pool BO8097	5.50%	08/20/49	1,062,521
6,673,601	Pool BU8989	5.50%	06/20/40	7,738,297
1,337,406	Pool BX7975	5.50%	09/20/39	1,550,751
2,470,958	Pool CB3161	5.50%	03/20/50	2,865,878
1,959,019	Pool CB8275	5.50%	09/20/39	2,271,525
2,848,130	Pool CC3552	5.50%	08/20/40	3,302,535
2,298,755	Pool CC3563	5.50%	09/20/35	2,664,776
2,489,052	Pool CC3564	6.00%	09/20/39	2,896,104
1,100,037	Pool CC3565	6.50%	01/20/39	1,317,648
5,898,238	Pool CC3583	5.50%	09/20/35	6,850,289
2,621,965	Pool CC8859	5.50%	10/20/35	3,039,461
6,318,835	Pool CC8868	5.50%	06/20/40	7,326,911
4,115,616	Pool CD4286	6.00%	11/20/39	4,788,640
1,042,331	Pool CD6819	6.50%	01/20/39	1,167,433
1,977,764	Pool CE1292	6.00%	01/20/39	2,301,168
1,084,067	Pool CE1819	5.50%	12/20/39	1,256,991
3,911,008	Pool CE6488	6.00%	09/20/39	4,550,633
2,031,600	Pool CE6489	6.50%	12/20/38	2,275,433
5,951,498	Pool CE6491	6.00%	07/20/36	6,923,574
1,027,491	Pool CE6626	6.00%	12/20/38	1,195,542
2,325,741	Pool CE7158	5.50%	05/20/40	2,696,760
1,295,700	Pool CE9078	5.50%	01/20/39	1,502,400
190,914	Pool MA1017	6.00%	05/20/43	223,962
119,875	Pool MA1162	6.00%	07/20/43	140,703
172,870	Pool MA2077	5.50%	07/20/44	201,724
17,542	Pool MA2215	3.50%	09/20/44	18,193
119,368	Pool MA2683	6.00%	03/20/45	139,964
122,075	Pool MA2759	6.00%	01/20/45	143,258
314,144	Pool MA2829	5.00%	05/20/45	354,985
49,580	Pool MA2897	6.00%	03/20/45	58,170
218,572	Pool MA2966	6.00%	09/20/39	253,257
253,749	Pool MA3249	6.00%	04/20/40	297,821
39,037	Pool MA3380	5.50%	01/20/46	45,957
474,296	Pool MA3459	6.00%	08/20/39	556,143
287,506	Pool MA3525	5.50%	03/20/46	338,745
268,509	Pool MA3941	5.50%	09/20/46	316,088
644,396	Pool MA4076	7.00%	01/20/39	772,588
4,406,299	Pool MA5714	6.00%	01/20/49	4,965,122
				3,300,267,272
	Total U.S. Government Agency Mortgage-Backed Securities			5,758,467,699
	(Cost $5,676,565,411)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 8.7%

	Collateralized Mortgage Obligations — 6.5%
	Arroyo Mortgage Trust
$2,625,117	Series 2019-3, Class A3 (i)	3.42%	10/25/48	$2,675,216
4,834,583	Series 2021-1R, Class A2 (d) (i)	1.48%	10/25/48	4,847,270
6,674,626	Series 2021-1R, Class A3 (d) (i)	1.64%	10/25/48	6,692,121
	Banc of America Funding Trust
2	Series 2005-2, Class 2A4	5.75%	04/25/35	3
	BRAVO Residential Funding Trust
3,475,014	Series 2021-NQM1, Class A2 (i)	1.26%	02/25/49	3,484,814
8,687,535	Series 2021-NQM1, Class A3 (i)	1.33%	02/25/49	8,706,700
	Chase Home Lending Mortgage Trust
4,970,089	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (a) (i)	0.94%	03/25/50	5,004,055
387,706	Series 2019-ATR2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	0.99%	07/25/49	389,992
	CHL Mortgage Pass-Through Trust
30,798	Series 2004-8, Class 2A1	4.50%	06/25/19	32,557
	CIM Trust
2,482,346	Series 2017-7, Class A (i)	3.00%	04/25/57	2,524,116
2,870,753	Series 2018-J1, Class A22 (i)	3.50%	03/25/48	2,919,672
4,947,399	Series 2019-INV1, Class A11 (i)	4.00%	02/25/49	5,017,431
6,129,254	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (i)	1.04%	08/25/49	6,134,715
	Citigroup Global Markets Mortgage Securities VII, Inc.
246	Series 2003-UP2, Class PO1, PO	(c)	12/25/18	228
	Citigroup Mortgage Loan Trust
67	Series 2003-1, Class WA2	6.50%	06/25/31	69
	Connecticut Avenue Securities Trust
8,054,060	Series 2019-R01, Class 2M2, 1 Mo. LIBOR + 2.45% (a) (i)	2.54%	07/25/31	8,101,160
1,003,951	Series 2019-R02, Class 1M2, 1 Mo. LIBOR + 2.30% (a) (i)	2.39%	08/25/31	1,012,052
10,895,759	Series 2019-R06, Class 2M2, 1 Mo. LIBOR + 2.10% (a) (i)	2.19%	09/25/39	10,942,221
11,796,726	Series 2019-R07, Class 1M2, 1 Mo. LIBOR + 2.10% (a) (i)	2.19%	10/25/39	11,865,003
	Federal Home Loan Mortgage Corporation STACR Debt Notes
12,958,004	Series 2018-DNA1, Class M2, 1 Mo. LIBOR + 1.80% (a)	1.89%	07/25/30	13,041,495
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
13,579,543	Series 2019-HQA4, Class M2, 1 Mo. LIBOR + 2.05% (a) (i)	2.14%	11/25/49	13,640,067
3,870,353	Series 2020-DNA1, Class M2, 1 Mo. LIBOR + 1.70% (a) (i)	1.79%	01/25/50	3,885,915
4,000,000	Series 2021-DNA3, Class M1, SOFR + 0.75% (a) (i)	0.80%	10/25/33	4,006,052
6,250,000	Series 2021-DNA5, Class M2, SOFR + 1.65% (a) (i)	1.70%	01/25/34	6,294,597
	Federal Home Loan Mortgage Corporation STACR Trust
12,000,000	Series 2018-DNA2, Class M2, 1 Mo. LIBOR + 2.15% (a) (i)	2.24%	12/25/30	12,144,613
8,847,598	Series 2019-HQA3, Class M2, 1 Mo. LIBOR + 1.85% (a) (i)	1.94%	09/25/49	8,884,692
	Federal National Mortgage Association Connecticut Avenue Securities
10,433,776	Series 2018-C02, Class 2M2, 1 Mo. LIBOR + 2.20% (a)	2.29%	08/25/30	10,559,726
13,953,798	Series 2018-C03, Class 1M2, 1 Mo. LIBOR + 2.15% (a)	2.24%	10/25/30	14,175,509
14,149,102	Series 2018-C05, Class 1M2, 1 Mo. LIBOR + 2.35% (a)	2.44%	01/25/31	14,330,986
11,513,094	Series 2018-C06, Class 1M2, 1 Mo. LIBOR + 2.00% (a)	2.09%	03/25/31	11,618,599
	Flagstar Mortgage Trust
475,845	Series 2018-2, Class A4 (i)	3.50%	04/25/48	478,057
2,529,170	Series 2018-4, Class B1 (d) (i)	4.28%	07/25/48	2,567,918
2,995,220	Series 2019-2, Class A11 (i)	3.50%	12/25/49	3,077,916
3,308,526	Series 2020-1INV, Class A11, 1 Mo. LIBOR + 0.85% (a) (i)	0.94%	03/25/50	3,307,352
	Galton Funding Mortgage Trust
94,870	Series 2018-1, Class A43 (i)	3.50%	11/25/57	94,969
425,087	Series 2018-2, Class A41 (i)	4.50%	10/25/58	426,191

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	GMACM Mortgage Loan Trust
$892	Series 2003-J10, Class A1	4.75%	01/25/19	$882
	GS Mortgage-Backed Securities Corp. Trust
2,568,108	Series 2019-PJ3, Class A1 (i)	3.50%	03/25/50	2,605,155
	JP Morgan Mortgage Trust
6,804	Series 2004-S2, Class 5A1	5.50%	12/25/19	6,879
12,149	Series 2014-IVR3, Class 2A1 (d) (i)	2.44%	09/25/44	12,257
5,360,556	Series 2015-IVR2, Class A5 (d) (i)	2.49%	01/25/45	5,449,831
1,515,105	Series 2018-5, Class A1 (i)	3.50%	10/25/48	1,531,919
1,250,465	Series 2018-5, Class A13 (i)	3.50%	10/25/48	1,294,351
7,881,408	Series 2018-7FRB, Class A2, 1 Mo. LIBOR + 0.75% (a) (i)	0.84%	04/25/46	7,882,376
4,069,423	Series 2018-8, Class A7 (i)	4.00%	01/25/49	4,114,969
4,694,708	Series 2019-1, Class A5 (i)	4.00%	05/25/49	4,764,194
4,113,745	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (i)	1.04%	05/25/49	4,133,881
1,139,997	Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (i)	1.04%	08/25/49	1,141,710
1,818,015	Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (i)	1.04%	09/25/49	1,820,322
1,710,596	Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	0.99%	11/25/49	1,718,874
1,766,688	Series 2019-5, Class A15 (i)	4.00%	11/25/49	1,788,521
1,734,026	Series 2019-8, Class A15 (i)	3.50%	03/25/50	1,771,186
1,987,472	Series 2019-9, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	0.99%	05/25/50	1,989,920
9,896,922	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	0.99%	02/25/50	9,984,487
2,870,337	Series 2019-INV2, Class A15 (i)	3.50%	02/25/50	2,925,288
1,111,837	Series 2019-INV3, Class A4 (i)	3.50%	05/25/50	1,117,813
61,528	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	0.99%	12/25/49	61,666
1,389,430	Series 2019-LTV3, Class A15 (i)	3.50%	03/25/50	1,405,101
8,931,862	Series 2020-INV1, Class A15 (i)	3.50%	08/25/50	9,130,283
3,015,069	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (i)	1.09%	06/25/50	3,030,354
	JP Morgan Resecuritization Trust
9,087	Series 2009-7, Class 17A1 (d) (i)	5.09%	07/27/37	9,095
	JPMorgan Wealth Management
10,000,000	Series 2020-ATR1, Class A5 (i)	3.00%	02/25/50	10,307,572
	MASTR Seasoned Securitization Trust
1,003	Series 2005-2, Class 3A1	6.00%	11/25/17	1,025
	Mello Mortgage Capital Acceptance
9,528,510	Series 2018-MTG2, Class A9 (i)	4.41%	10/25/48	9,631,315
14,743,159	Series 2021-INV1, Class A4 (i)	2.50%	06/25/51	15,213,130
	Mello Warehouse Securitization Trust
9,500,000	Series 2020-1, Class E, 1 Mo. LIBOR + 2.80% (a) (i)	2.89%	10/25/53	9,493,077
	MetLife Securitization Trust
3,754,356	Series 2018-1A, Class A (i)	3.75%	03/25/57	3,922,590
	MRA Issuance Trust
6,000,000	Series 2021-8, Class A1X, 1 Mo. LIBOR + 1.15% (a) (i)	1.25%	10/15/21	6,005,667
10,000,000	Series 2021-11, Class A1X, 1 Mo. LIBOR + 1.15% (a) (h) (i)	1.24%	01/25/22	10,000,000
6,000,000	Series 2021-14, Class A1X, 1 Mo. LIBOR + 1.25% (a) (i)	1.33%	02/15/22	6,000,000
8,000,000	Series 2021-EBO4, Class A1X, 1 Mo. LIBOR + 1.75% (a) (i)	1.84%	02/16/22	8,007,267
	New Residential Mortgage Loan Trust
6,481,019	Series 2015-2A, Class B1 (i)	4.50%	08/25/55	6,944,358
5,948,380	Series 2016-1A, Class A1 (i)	3.75%	03/25/56	6,302,976
22,164,726	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (i)	0.84%	01/25/48	22,247,319
	OBX Trust
3,558,742	Series 2018-EXP1, Class 1A3 (i)	4.00%	04/25/48	3,633,426
4,346,550	Series 2018-EXP1, Class 2A1, 1 Mo. LIBOR + 0.85% (a) (i)	0.94%	04/25/48	4,380,151
392,637	Series 2018-EXP2, Class 1A1 (i)	4.00%	07/25/58	394,270

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Provident Funding Mortgage Trust
$8,837	Series 2019-1, Class A3 (i)	3.00%	12/25/49	$8,846
2,105,265	Series 2019-1, Class A5 (i)	3.00%	12/25/49	2,124,742
150,007	Series 2020-1, Class A3 (i)	3.00%	02/25/50	150,389
2,999,343	Series 2020-1, Class A5 (i)	3.00%	02/25/50	3,038,966
	Residential Accredit Loans, Inc.
3,397	Series 2003-QS20, Class CB	5.00%	11/25/18	3,579
	Sequoia Mortgage Trust
3,233,546	Series 2017-2, Class A19 (i)	3.50%	02/25/47	3,296,650
2,602,725	Series 2017-CH1, Class A13 (i)	4.00%	08/25/47	2,629,947
1,130,524	Series 2020-1, Class A4 (i)	3.50%	02/25/50	1,134,657
13,200,000	Series 2020-1, Class A7 (i)	3.50%	02/25/50	13,531,164
998,019	Series 2020-1, Class A19 (i)	3.50%	02/25/50	1,017,243
	TIAA Bank Mortgage Loan Trust
702,713	Series 2018-3, Class A1 (i)	4.00%	11/25/48	711,594
	Verus Securitization Trust Series 2020-INV1, Class A3, steps up to
6,255,000	4.89% on 05/26/24 (i) (k)	3.89%	03/25/60	6,536,492
	Vista Point Securitization Trust
4,200,000	Series 2020-1, Class M1 (i)	4.15%	03/25/65	4,388,951
	Wells Fargo Mortgage Backed Securities Trust
1,795,816	Series 2019-1, Class A1 (i)	4.00%	11/25/48	1,812,370
472,342	Series 2019-3, Class A1 (i)	3.50%	07/25/49	477,637
	WinWater Mortgage Loan Trust
2,178,206	Series 2016-1, Class 1A18 (i)	3.50%	01/20/46	2,213,957
862,313	Series 2016-1, Class 2A3 (i)	3.00%	12/20/30	874,403
4,642,716	Series 2016-1, Class B1 (d) (i)	3.81%	01/20/46	4,763,600
				443,774,693
	Commercial Mortgage-Backed Securities — 2.2%
	Austin Fairmont Hotel Trust
5,000,000	Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (i)	1.14%	09/15/32	5,008,621
	BBCMS Mortgage Trust
12,000,000	Series 2017-DELC, Class A, 1 Mo. LIBOR + 0.85% (a) (i)	0.94%	08/15/36	12,023,796
5,294,000	Series 2018-TALL, Class A, 1 Mo. LIBOR + 0.72% (a) (i)	0.82%	03/15/37	5,295,596
	BCP Trust
5,000,000	Series 2021-330N, Class B, 1 Mo. LIBOR + 1.20% (a) (i)	1.29%	06/15/38	4,972,815
	BX Commercial Mortgage Trust
15,000,000	Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (i)	1.09%	04/15/34	15,023,916
	DBWF Mortgage Trust
10,844,968	Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (a) (i)	1.12%	12/19/30	10,859,194
	GS Mortgage Securities Corp Trust
19,050,000	Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (i)	1.29%	06/15/38	19,122,015
	GS Mortgage Securities Corp. II
10,717,000	Series 2012-TMSQ, Class A (i)	3.01%	12/10/30	10,943,565
	GS Mortgage Securities Trust
5,872,048	Series 2014-GC18, Class A3	3.80%	01/10/47	6,125,985
	Hawaii Hotel Trust
9,290,000	Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (i)	1.24%	05/15/38	9,330,055
	Morgan Stanley Bank of America Merrill Lynch Trust
8,015,000	Series 2014-C15, Class AS	4.26%	04/15/47	8,633,397

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	UBS-Barclays Commercial Mortgage Trust
$4,526,000	Series 2012-C3, Class B (d) (i)	4.37%	08/10/49	$4,687,736
	VNDO Mortgage Trust
4,775,000	Series 2012-6AVE, Class B (i)	3.30%	11/15/30	4,895,294
8,596,226	Series 2012-6AVE, Class C (d) (i)	3.34%	11/15/30	8,795,241
	Wells Fargo Commercial Mortgage Trust
7,500,000	Series 2015-NXS2, Class B (d)	4.29%	07/15/58	8,251,319
5,050,000	Series 2020-SDAL, Class C, 1 Mo. LIBOR + 1.74% (a) (i)	1.83%	02/15/37	5,042,567
	WFRBS Commercial Mortgage Trust
9,400,000	Series 2012-C6, Class AS	3.84%	04/15/45	9,504,430
4,527,434	Series 2013-C18, Class A4	3.90%	12/15/46	4,820,502
				153,336,044
	Total Mortgage-Backed Securities			597,110,737
	(Cost $595,945,105)

ASSET-BACKED SECURITIES — 1.0%

	AMSR Trust
2,500,000	Series 2020-SFR2, Class A (i)	1.63%	07/17/37	2,545,417
6,393,000	Series 2020-SFR5, Class A (i)	1.38%	11/17/37	6,420,872
	CWABS, Inc. Asset-Backed Certificates Trust
5,122,471	Series 2004-5, Class M1, 1 Mo. LIBOR + 0.86% (a)	0.94%	08/25/34	5,113,062
	Diamond Resorts Owner Trust
10,740,155	Series 2021-1A, Class A (i)	1.51%	11/21/33	10,833,131
	FCI Funding LLC
10,103,886	Series 2019-1A, Class A (i)	3.63%	02/18/31	10,232,412
	First Alliance Mortgage Loan Trust
22,160	Series 1999-1, Class A1	7.18%	06/20/30	22,754
	FNA VI LLC
6,912,454	Series 2021-1A, Class A (i)	1.35%	01/10/32	6,919,000
	GSAMP Trust
7,867,682	Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.65% (a) (i)	1.74%	05/25/36	7,912,888
	Home Partners of America Trust
33,766	Series 2020-2, Class A (i)	1.53%	01/17/41	33,809
	Sierra Timeshare Receivables Funding LLC
2,647,705	Series 2020-2A, Class A (i)	1.33%	07/20/37	2,672,996
	Towd Point Mortgage Trust
327,037	Series 2015-1, Class A2 (i)	3.25%	10/25/53	327,558
188,229	Series 2015-3, Class A4B (i)	3.50%	03/25/54	191,675
946,990	Series 2015-4, Class A2A (i)	3.50%	04/25/55	954,621
185,502	Series 2016-1, Class A1B (i)	2.75%	02/25/55	185,873
	Tricon American Homes Trust
14,978,536	Series 2020-SFR2, Class A (i)	1.48%	11/17/39	14,935,618
	Total Asset-Backed Securities			69,301,686
	(Cost $69,051,556)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%

	Capital Markets — 0.0%
29,359	First Trust Long Duration Opportunities ETF (l)	$827,190
	(Cost $805,933)

MONEY MARKET FUNDS — 7.8%

266,660,211	BlackRock Treasury Trust Fund - Institutional Shares - 0.01% (m)	266,660,211
266,660,212	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Shares - 0.01% (m)	266,660,212
	Total Money Market Funds	533,320,423
	(Cost $533,320,423)

	Total Investments — 101.7%	6,959,027,735
	(Cost $6,875,688,428) (n)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%

75	U.S. Treasury Long Bond Futures Put	$12,353,906	$160.00	08/27/21	23,437
	(Cost $124,935)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (9.2)%
	Federal National Mortgage Association
$(259,600,000)	Pool TBA (j)	1.50%	08/15/51	(256,851,893)
(50,000,000)	Pool TBA	3.00%	08/15/51	(52,406,249)
(15,056,757)	Pool TBA	3.50%	08/15/51	(15,958,398)
(266,483,125)	Pool TBA (j)	4.00%	09/15/51	(284,907,936)
(20,000,000)	Pool TBA (j)	4.50%	09/15/51	(21,572,642)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(631,697,118)
	(Proceeds $629,087,255)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (0.2)%

CALL OPTIONS WRITTEN — (0.2)%

(800)	U.S. 5-Year Treasury Futures Call	$(99,556,248)	$124.00	08/27/21	(500,000)
(200)	U.S. 5-Year Treasury Futures Call	(24,889,062)	124.25	08/27/21	(90,625)
(675)	U.S. Treasury Long Bond Futures Call	(111,185,156)	158.00	08/27/21	(4,630,078)
(1400)	U.S. Treasury Long Bond Futures Call	(230,606,250)	159.00	08/27/21	(8,290,625)
(900)	U.S. Treasury Long Bond Futures Call	(148,246,875)	162.00	08/27/21	(3,065,625)
	Total Call Options Written				(16,576,953)
	(Premiums received $6,284,702)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS (CONTINUED)

PUT OPTIONS WRITTEN — (0.0)%

(400)	U.S. 5-Year Treasury Futures Put	$(49,778,124)	$122.75	08/27/21	$(9,375)
(1,040)	U.S. 5-Year Treasury Futures Put	(129,423,122)	123.00	08/27/21	(40,626)
(200)	U.S. Treasury Long Bond Futures Put	(32,943,750)	154.00	08/27/21	(9,375)
(1,450)	U.S. Treasury Long Bond Futures Put	(238,842,188)	157.00	08/27/21	(135,937)
(60)	U.S. Treasury Long Bond Futures Put	(9,883,125)	162.00	08/27/21	(41,250)
	Total Put Options Written				(236,563)
	(Premiums received $2,172,345)

	Total Written Options				(16,813,516)
	(Premiums received $8,457,047)

	Net Other Assets and Liabilities — 7.7%				529,168,998
	Net Assets — 100.0%				$6,839,709,536

Futures Contracts at July 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Short	2,581	Sep-2021	$(321,193,353)	$(567,609)
U.S. 10-Year Treasury Notes	Short	2,269	Sep-2021	(305,074,141)	(7,036,698)
U.S. 10-Year Ultra Treasury Notes	Short	2,129	Sep-2021	(319,882,250)	(7,685,187)
U.S. Treasury Long Bond Futures	Short	80	Sep-2021	(13,177,500)	(356,871)
U.S. Treasury Ultra Bond Futures	Short	314	Sep-2021	(62,652,812)	(1,564,462)
				$(1,021,980,056)	$(17,210,827)

(a)	Floating or variable rate security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”), the Fund’s advisor.
(c)	Zero coupon security.
(d)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Inverse floating rate security.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, securities noted as such are valued at $23,575,380 or 0.3% of net assets.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $563,771,262 or 8.2% of net assets.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of July 31, 2021.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $145,732,398 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $90,671,748. The net unrealized appreciation was $55,060,650. The unrealized amounts presented are inclusive of derivative contracts. The unrealized amounts presented are inclusive of investments sold short and derivative contracts.

IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$5,758,467,699	$—	$5,744,892,319	$13,575,380
Mortgage-Backed Securities	597,110,737	—	597,110,737	—
Asset-Backed Securities	69,301,686	—	69,301,686	—
Exchange-Traded Funds*	827,190	827,190	—	—
Money Market Funds	533,320,423	533,320,423	—	—
Total Investments	6,959,027,735	534,147,613	6,411,304,742	13,575,380
Put Options Purchased	23,437	23,437	—	—
Total	$6,959,051,172	$534,171,050	$6,411,304,742	$13,575,380

LIABILITIES TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(631,697,118)	$—	$(631,697,118)	$—
Call Options Written	(16,576,953)	(16,576,953)	—	—
Put Options Written	(236,563)	(236,563)	—	—
Futures Contracts	(17,210,827)	(17,210,827)	—	—
Total	$(665,721,461)	$(34,024,343)	$(631,697,118)	$—

*	See Portfolio of Investments for industry breakout.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2021, and for the fiscal year-to-date period (November 1, 2020 to July 31, 2021) are as follows:

Security Name	Shares at 7/31/2021	Value at 10/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 07/31/2021	Dividend Income
First Trust Long Duration Opportunities ETF	29,359	$342,924	$ 500,740	$ –	$ (16,474)	$ –	$ 827,190	$ 17,656

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 67.7%

	Collateralized Mortgage Obligations — 28.2%
	Federal Home Loan Mortgage Corporation
$175,176	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$40,282
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	330,140
285,585	Series 2013-4239, Class OU, PO	(a)	07/15/43	243,115
137,194	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (b)	12.00%	05/15/35	174,146
310,672	Series 2020-4980, Class ZU	3.00%	06/25/50	328,663
	Federal National Mortgage Association
119,628	Series 2005-69, Class JI, IO	6.00%	08/25/35	24,923
875,006	Series 2005-74, Class NZ	6.00%	09/25/35	1,230,521
906,832	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (b)	7.14%	01/25/36	191,403
123,321	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (b)	29.46%	04/25/36	217,306
433,000	Series 2012-93, Class LY	2.50%	09/25/42	452,287
63,288	Series 2015-34, Class OK, PO	(a)	03/25/44	61,961
944,376	Series 2015-66, Class CL	3.50%	07/25/41	1,054,628
298,685	Series 2016-23, Class PL	3.00%	11/25/45	320,686
676,420	Series 2016-101, Class ZP	3.50%	01/25/47	782,772
395,045	Series 2018-9, Class PL	3.50%	02/25/48	438,876
171,824	Series 2018-94, Class KZ	4.50%	01/25/49	227,047
90,966	Series 2018-94, Class LZ	4.50%	01/25/49	119,400
710,669	Series 2020-17, Class L	2.50%	03/25/50	727,435
	Government National Mortgage Association
282,000	Series 2009-32, Class ZA	5.50%	05/20/39	338,984
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,657,006
543,013	Series 2015-168, Class GI, IO	5.50%	02/16/33	65,748
403,000	Series 2018-112, Class CG	3.50%	08/20/48	450,196
434,460	Series 2018-125, Class KZ	3.50%	09/20/48	488,378
342,872	Series 2019-132, Class NZ	3.50%	10/20/49	393,664
343,000	Series 2020-83, Class KY	3.00%	06/20/50	375,113
				10,734,680
	Commercial Mortgage-Backed Securities — 35.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,666,569	Series 2014-K036, Class X1, IO (c)	0.71%	10/25/23	107,728
55,000	Series 2017-K153, Class A3	3.12%	10/25/31	63,057
1,000,000	Series 2018-K156, Class A3	3.70%	06/25/33	1,196,938
39,829,145	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	425,921
570,000	Series 2018-K157, Class A3	3.99%	08/25/33	700,103
1,100,000	Series 2018-K158, Class A2	3.90%	12/25/30	1,320,982
1,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	1,218,941
4,645,000	Series 2019-K093, Class XAM, IO (c)	1.19%	05/25/29	407,506
1,694,829	Series 2019-K095, Class X1, IO (c)	0.95%	06/25/29	113,718
1,200,000	Series 2019-K095, Class XAM, IO (c)	1.24%	06/25/29	110,636
60,000	Series 2019-K1510, Class A3	3.79%	01/25/34	72,901
4,870,000	Series 2020-K109, Class XAM, IO (c)	1.80%	04/25/30	705,327
6,850,000	Series 2020-K120, Class XAM, IO (c)	1.21%	10/25/30	710,382
1,996,984	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	322,597
2,643,319	Series 2020-K1516, Class X1, IO (c)	1.51%	05/25/35	447,755
3,497,142	Series 2020-K1517, Class X1, IO (c)	1.33%	07/25/35	522,493
8,375,000	Series 2021-K123, Class XAM, IO	0.98%	12/25/30	717,513
8,690,000	Series 2021-K124, Class XAM, IO (c)	0.94%	01/25/31	714,408
10,125,000	Series 2021-K125, Class XAM, IO (c)	0.78%	01/25/31	706,853

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association
$768,760	Series 2020-145, Class BD (d)	2.30%	03/16/63	$697,042
846,108	Series 2020-159, Class Z (d)	2.50%	10/16/62	786,885
469,478	Series 2020-197, Class Z (c)	2.25%	10/16/62	384,196
204,267	Series 2021-4, Class Z (c)	2.00%	09/16/62	160,308
878,698	Series 2021-28, Class Z (c)	2.00%	10/16/62	709,167
				13,323,357
	Pass-through Securities — 4.4%
	Federal Home Loan Mortgage Corporation
573,108	Pool U99176	4.00%	12/01/47	633,915
	Federal National Mortgage Association
1,000,000	Pool TBA (e)	2.50%	08/15/51	1,041,211
				1,675,126
	Total U.S. Government Agency Mortgage-Backed Securities			25,733,163
	(Cost $24,763,052)

U.S. GOVERNMENT BONDS AND NOTES — 3.4%

1,500,000	U.S. Treasury Bond	1.25%	05/15/50	1,276,817
	Total U.S. Government Bonds and Notes			1,276,817
	(Cost $1,399,922)

Shares	Description	Value

MONEY MARKET FUNDS — 32.8%

12,459,640	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (f)	12,459,640
	(Cost $12,459,640)

	Total Investments — 103.9%	39,469,620
	(Cost $38,622,614) (g)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.1%

50	U.S. 5-Year Treasury Futures Put	$6,222,266	$123.00	08/27/21	1,953
50	U.S. 5-Year Treasury Futures Put	6,222,266	124.00	08/27/21	8,985
50	U.S. 10-Year Treasury Futures Put	6,722,656	133.50	08/27/21	15,625
30	U.S. 10-Year Treasury Futures Put	4,033,594	131.50	08/27/21	1,406
12	U.S. Treasury Long Bond Futures Put	1,976,625	161.00	08/27/21	5,625
	Total Put Options Purchased				33,594
	(Cost $84,271)

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS WRITTEN — (0.1)%

(100)	U.S. 5-Year Treasury Futures Put	$(12,444,531)	$123.50	08/27/21	$(8,594)
(80)	U.S. 10-Year Treasury Futures Put	(10,756,250)	132.50	08/27/21	(10,000)
	Total Put Options Written				(18,594)
	(Premiums received $57,344)

	Net Other Assets and Liabilities — (3.9)%				(1,493,398)
	Net Assets — 100.0%				$37,991,222

1

Futures Contracts at July 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Long	4	Sep-2021	$497,781	$2,327
U.S. Treasury Long Bond Futures	Long	28	Sep-2021	4,612,125	18,316
U.S. Treasury Ultra Bond Futures	Long	10	Sep-2021	1,995,313	(7,013)
U.S. 10-Year Ultra Treasury Notes	Short	43	Sep-2021	(6,460,750)	(66,949)
				$644,469	$(53,319)

(a)	Zero coupon security.
(b)	Inverse floating rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Rate shown reflects yield as of July 31, 2021.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,319,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $537,708. The net unrealized appreciation was $781,760. The unrealized amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR	- London Interbank Offered Rate
PO	- Principal-Only Security
TBA	- To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$25,733,163	$—	$25,733,163	$—
U.S. Government Bonds and Notes	1,276,817	—	1,276,817	—
Money Market Funds	12,459,640	12,459,640	—	—
Total Investments	39,469,620	12,459,640	27,009,980	—
Put Options Purchased	33,594	33,594	—	—
Futures Contracts	20,643	20,643	—	—
Total	$39,523,857	$12,513,877	$27,009,980	$—

LIABILITIES TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Put Options Written	$(18,594)	$(18,594)	$—	$—
Futures Contracts	(73,962)	(73,962)	—	—
Total	$(92,556)	$(92,556)	$—	$—

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments
July 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS — 100.0%

	Aerospace & Defense — 1.6%
18,071	General Dynamics Corp. (a)	$3,542,458

	Air Freight & Logistics — 1.5%
26,596	Expeditors International of Washington, Inc. (a)	3,410,937

	Banks — 1.6%
227,200	People’s United Financial, Inc. (a)	3,567,040

	Beverages — 4.6%
48,140	Brown-Forman Corp., Class B	3,414,089
60,815	Coca-Cola (The) Co. (a)	3,468,279
22,058	PepsiCo, Inc. (a)	3,462,003
		10,344,371

	Biotechnology — 1.5%
29,335	AbbVie, Inc. (a)	3,411,661

	Building Products — 1.6%
49,793	A.O. Smith Corp. (a)	3,501,942

	Capital Markets — 4.6%
118,330	Franklin Resources, Inc. (a)	3,496,652
8,285	S&P Global, Inc. (a)	3,551,945
16,721	T. Rowe Price Group, Inc. (a)	3,413,759
		10,462,356

	Chemicals — 9.4%
11,943	Air Products and Chemicals, Inc. (a)	3,475,771
18,214	Albemarle Corp. (a)	3,752,813
15,912	Ecolab, Inc. (a)	3,513,847
11,603	Linde PLC (a)	3,566,646
21,281	PPG Industries, Inc. (a)	3,479,869
12,124	Sherwin-Williams (The) Co. (a)	3,528,448
		21,317,394

	Commercial Services & Supplies — 1.5%
8,770	Cintas Corp. (a)	3,456,959

	Containers & Packaging — 1.6%
306,820	Amcor PLC (a)	3,546,839

	Distributors — 1.5%
26,858	Genuine Parts Co. (a)	3,408,817

	Diversified Telecommunication Services — 1.5%
123,164	AT&T, Inc. (a)	3,454,750

	Electric Utilities — 1.5%
44,910	NextEra Energy, Inc. (a)	3,498,489

	Electrical Equipment — 1.6%
35,206	Emerson Electric Co. (a)	3,551,933

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Equity Real Estate Investment Trusts — 4.6%
10,446	Essex Property Trust, Inc. (a)	$3,427,333
29,735	Federal Realty Investment Trust (a)	3,494,754
49,192	Realty Income Corp. (a)	3,457,706
		10,379,793

	Food & Staples Retailing — 4.6%
47,579	Sysco Corp. (a)	3,530,362
74,513	Walgreens Boots Alliance, Inc. (a)	3,513,288
24,342	Walmart, Inc. (a)	3,469,952
		10,513,602

	Food Products — 4.6%
59,767	Archer-Daniels-Midland Co. (a)	3,569,285
73,238	Hormel Foods Corp. (a)	3,396,779
40,446	McCormick & Co., Inc. (a)	3,404,340
		10,370,404

	Gas Utilities — 1.5%
34,862	Atmos Energy Corp.	3,437,045

	Health Care Equipment & Supplies — 6.3%
28,701	Abbott Laboratories (a)	3,472,247
13,809	Becton, Dickinson and Co. (a)	3,531,652
26,973	Medtronic PLC (a)	3,541,825
9,098	West Pharmaceutical Services, Inc. (a)	3,745,919
		14,291,643

	Health Care Providers & Services — 1.5%
58,565	Cardinal Health, Inc. (a)	3,477,590

	Hotels, Restaurants & Leisure — 1.5%
14,270	McDonald’s Corp. (a)	3,463,472

	Household Durables — 1.5%
71,545	Leggett & Platt, Inc. (a)	3,436,306

	Household Products — 6.0%
18,764	Clorox (The) Co. (a)	3,394,220
41,632	Colgate-Palmolive Co. (a)	3,309,744
25,557	Kimberly-Clark Corp. (a)	3,468,596
24,802	Procter & Gamble (The) Co. (a)	3,527,588
		13,700,148

	Industrial Conglomerates — 3.0%
17,293	3M Co. (a)	3,422,976
6,981	Roper Technologies, Inc. (a)	3,430,045
		6,853,021

	Insurance — 4.7%
64,963	Aflac, Inc. (a)	3,572,965

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Insurance (Continued)
20,773	Chubb Ltd. (a)	$3,505,236
30,086	Cincinnati Financial Corp. (a)	3,546,538
		10,624,739

	IT Services — 3.1%
16,824	Automatic Data Processing, Inc. (a)	3,526,815
24,530	International Business Machines Corp. (a)	3,457,749
		6,984,564

	Machinery — 7.7%
16,547	Caterpillar, Inc. (a)	3,421,092
21,103	Dover Corp. (a)	3,526,733
15,315	Illinois Tool Works, Inc. (a)	3,471,451
50,644	Pentair PLC (a)	3,730,944
16,980	Stanley Black & Decker, Inc. (a)	3,345,909
		17,496,129

	Metals & Mining — 1.7%
36,755	Nucor Corp. (a)	3,823,255

	Multiline Retail — 1.5%
13,282	Target Corp. (a)	3,467,266

	Multi-Utilities — 1.5%
46,739	Consolidated Edison, Inc. (a)	3,447,936

	Oil, Gas & Consumable Fuels — 3.1%
35,071	Chevron Corp. (a)	3,570,579
60,783	Exxon Mobil Corp. (a)	3,499,277
		7,069,856

	Pharmaceuticals — 1.5%
20,182	Johnson & Johnson (a)	3,475,340

	Specialty Retail — 1.5%
17,263	Lowe’s Cos., Inc. (a)	3,326,408

	Textiles, Apparel & Luxury Goods — 1.5%
41,732	V.F. Corp. (a)	3,346,906

	Trading Companies & Distributors — 1.5%
7,559	W.W. Grainger, Inc. (a)	3,360,580
	Total Common Stocks	226,821,949
	(Cost $197,179,277)

MONEY MARKET FUNDS — 0.1%

307,502	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (b)	307,502
	(Cost $307,502)
	Total Investments — 100.1%	227,129,451
	(Cost $197,486,779) (c)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — (0.2)%

(11)	3M Co.	$(217,734)	$200.00	08/23/21	$(2,145)
(31)	A.O. Smith Corp.	(218,023)	70.00	08/23/21	(3,875)
(18)	Abbott Laboratories	(217,764)	120.00	08/23/21	(4,734)
(18)	AbbVie, Inc.	(209,340)	120.00	08/23/21	(1,260)
(40)	Aflac, Inc.	(220,000)	52.50	08/23/21	(10,900)
(7)	Air Products and Chemicals, Inc.	(203,721)	290.00	08/23/21	(4,760)
(12)	Albemarle Corp.	(247,248)	180.00	08/23/21	(34,080)
(187)	Amcor PLC	(216,172)	11.00	08/23/21	(12,155)
(37)	Archer-Daniels-Midland Co.	(220,964)	60.00	08/23/21	(4,070)
(75)	AT&T, Inc.	(210,375)	28.00	08/23/21	(3,450)
(10)	Automatic Data Processing, Inc.	(209,630)	210.00	08/23/21	(3,100)
(9)	Becton, Dickinson and Co.	(230,175)	250.00	08/23/21	(7,740)
(38)	Cardinal Health, Inc.	(225,644)	57.50	08/23/21	(12,350)
(10)	Caterpillar, Inc.	(206,750)	210.00	08/23/21	(3,600)
(22)	Chevron Corp.	(223,982)	100.00	08/23/21	(7,128)
(13)	Chubb Ltd.	(219,362)	165.00	08/23/21	(7,761)
(18)	Cincinnati Financial Corp.	(212,184)	120.00	08/23/21	(3,510)
(6)	Cintas Corp.	(236,508)	390.00	08/23/21	(5,460)
(11)	Clorox (The) Co.	(198,979)	185.00	08/23/21	(3,300)
(38)	Coca-Cola (The) Co.	(216,714)	57.50	08/23/21	(1,862)
(25)	Colgate-Palmolive Co.	(198,750)	85.00	08/23/21	(250)
(28)	Consolidated Edison, Inc.	(206,556)	75.00	08/23/21	(1,680)
(14)	Dover Corp.	(233,968)	155.00	08/23/21	(17,780)
(10)	Ecolab, Inc.	(220,830)	220.00	08/23/21	(3,900)
(22)	Emerson Electric Co.	(221,958)	97.50	08/23/21	(9,306)
(7)	Essex Property Trust, Inc.	(229,670)	330.00	08/23/21	(2,730)
(17)	Expeditors International of Washington, Inc.	(218,025)	125.00	08/23/21	(8,670)
(37)	Exxon Mobil Corp.	(213,009)	57.50	08/23/21	(4,884)
(18)	Federal Realty Investment Trust	(211,554)	115.00	08/23/21	(9,000)
(73)	Franklin Resources, Inc.	(215,715)	30.00	08/23/21	(5,183)
(11)	General Dynamics Corp.	(215,633)	190.00	08/23/21	(8,338)
(17)	Genuine Parts Co.	(215,764)	130.00	08/23/21	(1,836)
(44)	Hormel Foods Corp.	(204,072)	48.00	08/23/21	(1,496)
(9)	Illinois Tool Works, Inc.	(204,003)	230.00	08/23/21	(1,836)
(15)	International Business Machines Corp.	(211,440)	140.00	08/23/21	(3,120)
(13)	Johnson & Johnson	(223,860)	170.00	08/23/21	(4,420)
(15)	Kimberly-Clark Corp.	(203,580)	140.00	08/23/21	(1,080)
(44)	Leggett & Platt, Inc.	(211,332)	50.00	08/23/21	(3,300)
(7)	Linde PLC	(215,173)	290.00	08/23/21	(12,880)
(11)	Lowe’s Cos., Inc.	(211,959)	195.00	08/23/21	(5,225)
(24)	McCormick & Co., Inc.	(202,008)	90.00	08/23/21	(384)
(9)	McDonald’s Corp.	(218,439)	240.00	08/23/21	(4,455)
(17)	Medtronic PLC	(223,227)	125.00	08/23/21	(11,900)
(27)	NextEra Energy, Inc.	(210,330)	77.50	08/23/21	(4,050)
(23)	Nucor Corp.	(239,246)	92.50	08/23/21	(27,945)
(31)	Pentair PLC	(228,377)	70.00	08/23/21	(12,741)
(133)	People’s United Financial, Inc.	(208,810)	16.00	08/23/21	(1,995)
(14)	PepsiCo, Inc.	(219,730)	155.00	08/23/21	(4,340)
(13)	PPG Industries, Inc.	(212,576)	170.00	08/23/21	(910)
(15)	Procter & Gamble (The) Co.	(213,345)	140.00	08/23/21	(5,055)
(31)	Realty Income Corp.	(217,899)	70.00	08/23/21	(4,185)
(4)	Roper Technologies, Inc.	(196,536)	490.00	08/23/21	(3,660)
(5)	S&P Global, Inc.	(214,360)	410.00	08/23/21	(9,955)

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN (Continued)

(8)	Sherwin-Williams (The) Co.	$(232,824)	$280.00	08/23/21	$(10,032)
(11)	Stanley Black & Decker, Inc.	(216,755)	200.00	08/23/21	(2,530)
(30)	Sysco Corp.	(222,600)	70.00	08/23/21	(15,060)
(10)	T. Rowe Price Group, Inc.	(204,160)	207.00	08/23/21	(2,900)
(8)	Target Corp.	(208,840)	250.00	08/23/21	(11,520)
(28)	V.F. Corp.	(224,560)	77.50	08/23/21	(10,360)
(5)	W.W. Grainger, Inc.	(222,290)	450.00	08/23/21	(2,845)
(46)	Walgreens Boots Alliance, Inc.	(216,890)	45.00	08/23/21	(11,270)
(15)	Walmart, Inc.	(213,825)	140.00	08/23/21	(6,000)
(6)	West Pharmaceutical Services, Inc.	(247,038)	370.00	08/23/21	(25,800)
	Total Call Options Written				(434,046)
	(Premiums received $351,957)

	Net Other Assets and Liabilities — 0.1%				268,762
	Net Assets — 100.0%				$226,964,167

1

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2021, the value of these securities amount to $13,662,785 or 6.0% of net assets.
(b)	Rate shown reflects yield as of July 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,919,875 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $359,292. The net unrealized appreciation was $29,560,583. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)

Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$226,821,949	$226,821,949	$—	$—
Money Market Funds	307,502	307,502	—	—
Total Investments	$227,129,451	$227,129,451	$—	$—

LIABILITIES TABLE

	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(434,046)	$(434,046)	$—	$—

*	See Portfolio of Investments for industry breakout.